UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5038

Clearwater Investment Trust

(Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930

_______________________________________________________________________________

(Address of principal executive offices)         (Zip code)

Jennifer D. Lammers

Chief Compliance Officer

Fiduciary Counselling, Inc.

                2000 Wells Fargo Place, 30 East 7th Street

Saint Paul, Minnesota 55101-4930

_______________________________________________________________________________

(Name and address of agent for service)

Copy to:

Steven G. Lentz

Faegre & Benson LLP

90 South 7th Street, 2200 Wells Fargo Center

Minneapolis, Minnesota 55402

_______________________________________________________________________________

(Name and address for agent for service)

Registrant's telephone number, including area code: 651-228-0935

Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2009

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund (unaudited)

September 30, 2009

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Common stocks:
Consumer discretionary:
800	AARON S INC	$24,772	21,120
2,300	ABERCROMBIE + FITCH CO	50,218	75,624
2,900	ADVANCE AUTO PARTS	103,545	113,912
700	AEROPOSTALE (b)	24,280	30,429
8,450	AMAZON COM INC (b)	444,079	788,892
3,300	AMERICAN EAGLE OUTFITTERS INC	33,099	55,638
2,100	AUTOLIV	50,385	70,560
1,200	AUTOZONE INC (b)	111,271	175,464
7,975	BED BATH + BEYOND INC (b)	241,621	299,382
9,050	BEST BUY CO INC	261,762	339,556
1,400	BIG LOTS INC (b)	15,477	35,028
2,800	BJS WHSL CLUB INC (b)	93,845	101,416
1,300	BLACK + DECKER CORPORATION	44,208	60,177
3,800	BORG WARNER INC	107,106	114,988
1,950	BRINKER INTL INC	41,847	30,674
8,300	BROCADE COMMUNICATIONS SYS INC (b)	52,215	65,238
6,400	CABLEVISION SYS CORP	104,096	152,000
5,468	CARMAX INC (b)	78,791	114,281
9,600	CARNIVAL CORP	318,908	319,488
14,043	CBS CORP NEW	273,383	169,218
1,200	CENTRAL EUROPEAN MEDIA ENTERPR (b)	24,318	41,100
2,700	CHICOS FAS INC (b)	25,286	35,100
600	CHIPOTLE MEXICAN GRILL INC (b)	48,123	58,230
4,500	CLEAR CHANNEL OUTDOOR HLDGS IN (b)	27,962	31,500
7,500	COACH INC	71,549	246,900
73,267	COMCAST CORP NEW	1,301,849	1,237,480
2,600	COPART INC (b)	76,486	86,346
11,100	COSTCO WHSL CORP NEW	411,915	626,706
10,200	D R HORTON INC	90,333	116,382
2,800	DARDEN RESTAURANTS INC	65,099	95,564
1,500	DICKS SPORTING GOODS INC (b)	24,803	33,600
11,623	DIRECTV GROUP INC (b)	167,646	320,562
8,196	DISCOVERY COMMUNICATIONS INC (b)	137,451	213,342
5,700	DISH NETWORK CORP (b)	174,889	109,782
47,160	DISNEY WALT CO	1,047,325	1,295,014
2,000	DOLBY LABORATORIES INC (b)	43,420	76,380
2,500	DOLLAR TREE INC (b)	70,662	121,700
5,500	DREAMWORKS ANIMATION SKG (b)	118,003	195,635
6,220	EXPEDIA INC DEL (b)	124,528	148,969
5,600	FAMILY DLR STORES INC	141,708	147,840
3,000	FOOT LOCKER INC	40,394	35,850
81,263	FORD MTR CO DEL (b)	479,662	585,906
4,300	FORTUNE BRANDS INC	149,332	184,814
5,100	GAMESTOP CORP NEW (b)	46,725	134,997
3,100	GANNETT INC	25,746	38,781
14,300	GAP INC	234,156	306,020
4,600	GARMIN LTD	119,467	173,604
8,500	GENTEX CORP	121,240	120,275
5,050	GENUINE PARTS CO	153,969	192,203
4,200	GOODYEAR TIRE AND RUBBER (b)	114,093	71,526
800	GUESS INC	27,580	29,632
4,481	HANESBRANDS INC (b)	121,016	95,893
7,150	HARLEY DAVIDSON INC	41,890	164,450
4,600	HARMAN INTL INDS INC NEW	80,017	155,848
4,700	HASBRO INC	119,921	130,425
9,200	HERTZ GLOBAL HLDGS INC (b)	63,731	99,636
43,625	HOME DEPOT INC	245,729	1,162,170
2,710	IAC INTERACTIVECORP (b)	66,598	54,715

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund (unaudited)

September 30, 2009

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Consumer discretionary (Cont'd):
7,800	INTERNATIONAL GAME TECHNOLOGY	$211,426	167,544
15,600	INTERPUBLIC GROUP COS INC (b)	40,950	117,312
5,300	J C PENNEY INC	210,583	178,875
16,350	JOHNSON CTLS INC	313,847	417,906
1,200	KB HOME	31,938	19,932
7,750	KOHLS CORP (b)	86,001	442,138
3,500	LAMAR ADVERTISING CO (b)	55,722	96,040
6,200	LAS VEGAS SANDS CORP (b)	42,935	104,408
3,700	LEGGETT +PLATT INC	74,495	71,780
1,800	LENNAR CORP	26,073	25,650
12,724	LIBERTY MEDIA CORP NEW - ENTERTAINMENT (b)	182,775	395,844
20,237	LIBERTY MEDIA CORP NEW - INTERACTIVE (b)	199,371	222,000
4,440	LIBERTY MEDIA CORP NEW - CAPITAL (b)	22,396	92,885
10,290	LIMITED BRANDS INC	118,493	174,827
38,100	LOWES COS INC	677,316	797,814
3,300	M.D.C. HOLDINGS INC	109,610	114,642
9,300	MACYS INC	172,825	170,097
7,843	MARRIOTT INTL INC NEW	130,267	216,388
8,700	MATTEL INC	164,712	160,602
29,300	MCDONALDS CORP	1,019,709	1,672,151
5,390	MCGRAW HILL COS INC	156,956	135,505
3,700	MGM MIRACE INC (b)	23,921	44,548
2,000	MOHAWK INDS INC (b)	144,244	95,380
800	NETFLIX COM INC (b)	32,332	36,936
4,200	NEWELL RUBBERMAID INC	97,738	65,898
56,275	NEWS CORP	769,510	674,737
9,800	NIKE INC	371,751	634,060
4,300	NORDSTROM INC	45,233	131,322
100	NVR INC (b)	51,543	63,737
3,100	O REILLY AUTOMOTIVE INC (b)	103,120	112,034
4,500	OFFICE DEPOT INC (b)	65,209	29,790
7,495	OMNICOM GROUP	278,273	276,865
1,500	PANERA BREAD CO (b)	69,668	82,500
2,500	PENN NATL GAMING INC (b)	97,645	69,150
2,900	PETSMART INC	64,210	63,075
700	PHILLIPS VAN HEUSEN CORP	26,254	29,953
1,500	POLO RALPH LAUREN CORP	31,320	114,930
1,100	PRICELINECOM INC (b)	120,841	182,402
7,500	PULTE HOMES INC	77,063	82,425
6,200	RADIOSHACK CORP	75,547	102,734
6,000	REGAL ENTMT GROUP	86,655	73,920
3,700	ROSS STORES INC	89,175	176,749
2,000	ROYAL CARIBBEAN CRUISES LTD (b)	25,110	48,160
2,300	SCRIPPS NETWORKS INTERACTIVE I	91,239	84,985
1,227	SEARS HLDGS CORP (b)	78,518	80,135
3,000	SHERWIN WILLIAMS CO	150,183	180,480
2,600	SIGNET JEWELERS LTS (b)	52,469	68,458
1,400	SNAP ON INC	52,729	48,664
2,900	STANLEY WORKS	129,263	123,801
20,750	STAPLES INC	360,074	481,815
19,650	STARBUCKS CORP (b)	279,363	405,773
5,010	STARWOOD HOTELS + RESORTS INC	224,617	165,480
19,100	TARGET CORP	700,947	891,588
2,600	THOR INDS INC	30,537	80,470
4,200	TIFFANY +CO NEW	122,192	161,826
9,479	TIME WARNER CABLE INC	424,308	408,450
29,533	TIME WARNER INC	806,877	849,960
9,947	TJX COS INC NEW	190,657	369,531
5,500	TOLL BROSINC (b)	124,557	107,470

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund (unaudited)

September 30, 2009

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Consumer discretionary (Cont'd):
800	TRW AUTOMOTIVE HLDGS CORP (b)	$18,216	13,400
3,227	URBAN OUTFITTERS INC (b)	61,562	97,359
2,300	V F CORP	135,032	166,589
13,657	VIACOM INC NEW (b)	471,357	382,942
4,100	VIRGIN MEDIA INC	70,268	57,072
3,166	WABCO HLDGS INC (b)	71,725	66,486
700	WABTEC	25,603	26,271
55,696	WAL MART STORES INC	2,567,429	2,734,117
100	WASHINGTON POST CO	43,247	46,808
9,090	WENDYS/ARBYS GROUP INC	56,673	42,996
2,300	WHIRLPOOLCORP	98,184	160,908
2,200	WILEY JOHN + SONS INC	89,428	76,516
600	WMS INDUSTRIES INC (b)	24,981	26,736
5,475	WYNDHAM WORLDWIDE CORP	24,501	89,352
2,300	WYNN RESORTS LTD (b)	80,216	163,047
11,416	YUM BRANDS INC	146,079	385,404
		23,517,309	30,138,494	11.10%
Consumer staples:
1,600	ALBERTO CULIVER CO NEW	38,952	44,288
55,400	ALTRIA GROUP INC	566,119	986,674
17,100	ARCHER DANIELS MIDLAND CO	393,061	499,662
12,462	AVON PRODS INC	319,131	423,210
3,144	BROWN FORMAN CORP	115,946	151,604
3,200	BUNGE LIMITED	255,908	200,352
6,200	CAMPBELL SOUP CO	168,826	202,244
1,800	CENTRAL EUROPEAN DISTR CORP (b)	25,623	58,968
3,000	CHURCH AND DWIGHT INC	157,235	170,220
3,000	CLOROX CO	154,515	176,460
60,559	COCA COLA CO	2,386,399	3,252,018
6,200	COCA COLA ENTERPRISES INC	118,931	132,742
12,890	COLGATE PALMOLIVE CO	766,237	983,249
10,200	CONAGRA INC	223,722	221,136
4,600	CONSTELLATION BRANDS INC (b)	63,227	69,690
1,300	CORN PRODUCTS INTL INC	29,972	37,076
38,322	CVS CAREMARK CORP	798,221	1,369,628
3,700	DEAN FOODS CO NEW (b)	73,612	65,823
5,773	DEL MONTE FOODS CO	57,723	66,851
6,000	DR PEPPERSNAPPLE GROUP INC (b)	125,060	172,500
1,200	FLOWERS FOODS INC	25,434	31,548
8,200	GENERAL MLS INC	392,281	527,916
800	GREEN MTN COFFEE ROASTERS (b)	44,948	59,072
1,600	HANSEN NAT CORP (b)	61,969	58,784
8,075	HEINZ H JCO	303,404	320,981
1,900	HERBALIFE LTD	52,204	62,206
3,100	HERSHEY CO / THE	120,285	120,466
3,100	HORMEL FOODS CORP	111,616	110,112
5,800	KELLOGG CO	268,705	285,534
11,150	KIMBERLY CLARK CORP	645,201	657,627
37,838	KRAFT FOODS INC	737,606	994,004
15,100	KROGER CO	261,051	311,664
1,667	LAUDER ESTEE COS INC	62,718	61,812
4,900	LORILLARD INC	266,592	364,070
2,800	MCCORMICK+ CO INC	97,399	95,032
2,400	MOLSON COORS BREWING CO	78,697	116,832
1,000	NBTY INC (b)	21,300	39,580
3,700	PEPSI BOTTLING GROUP INC	103,155	134,828
900	PEPSIAMERICAS INC	23,765	25,704
39,526	PEPSICO INC	1,698,827	2,318,595
48,100	PHILIP MORRIS INTL ORD SHR	906,211	2,344,394

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund (unaudited)

September 30, 2009

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Consumer staples (Cont'd):
76,189	PROCTER AND GAMBLE CO	$2,249,628	4,412,867
2,600	RALCORP HLDGS INC NEW (b)	160,000	152,022
5,200	REYNOLDS AMERN INC	154,046	231,504
11,419	SAFEWAY INC	247,841	225,183
25,750	SARA LEE CORP	310,924	286,855
5,400	SMITHFIELD FOODS INC (b)	108,846	74,520
2,700	SMUCKER JM CO	124,838	143,127
4,606	SUPERVALU INC	89,569	69,366
15,200	SYSCO CORP	324,675	377,720
2,100	TERRA INDS INC	102,659	72,807
9,527	TYSON FOODS INC (DEL)	111,286	120,326
25,050	WALGREEN CO	330,243	938,624
4,700	WHOLE FOODS MKT INC (b)	100,933	143,303
		17,537,268	25,573,381	9.42%
Energy:
12,546	ANADARKO PETE CORP	512,450	787,011
8,434	APACHE CORP	376,498	774,494
6,800	BAKER HUGHES INC	413,255	290,088
12,500	BJ SVCS CO	297,345	242,875
1,804	CABOT OIL+ GAS CORP	57,973	64,493
5,000	CAMERON INTL CORP (b)	131,489	189,100
16,686	CHESAPEAKE ENERGY CORP	404,571	473,882
53,095	CHEVRON CORP	2,781,035	3,739,481
2,800	CIMAREX ENERGY CO	154,862	121,296
1,900	CONCHO RES INC (b)	55,471	69,008
35,244	CONOCOPHILLIPS	1,098,462	1,591,619
4,631	CONSOL ENERGY INC	120,948	208,904
1,000	CONTINENTAL RES INC OK (b)	20,765	39,170
9,300	DENBURY RES INC (b)	88,955	140,709
10,823	DEVON ENERGY CORPORATION NEW	551,454	728,713
400	DIAMOND OFFSHORE DRILLING INC	24,190	38,208
4,100	DRESSER RAND GROUP INC (b)	134,747	127,387
13,900	EL PASO CORP	103,337	143,448
1,200	ENCORE AQUISITION CO (b)	85,206	44,880
4,554	ENSCO INTL INC	193,114	193,727
7,500	EOG RESOURCES INC	252,552	626,325
1,900	EXCO RES INC	24,045	35,511
128,133	EXXON MOBIL CORP	6,292,218	8,791,205
3,200	FMC TECHNOLOGIES INC (b)	138,073	167,168
4,100	FRONTIER OIL CORP	57,462	57,072
23,058	HALLIBURTON CO	528,334	625,333
2,200	HELIX ENERGY SOLUTIONS GROUP (b)	23,551	32,956
3,100	HELMERICH AND PAYNE INC	39,003	122,543
7,100	HESS CORP	513,177	379,566
1,200	HOLLY CORP	22,578	30,744
20,186	MARATHON OIL CORP	564,048	643,933
4,100	MARINER ENERGY INC (b)	52,383	58,138
2,000	MASSEY ENERGY CORP	68,948	55,780
5,600	MURPHY OIL CORP	201,225	322,392
5,400	NABORS INDUSTRIES LTD (b)	164,133	112,860
10,722	NATIONAL OILWELL VARCO INC (b)	326,348	462,440
5,142	NEWFIELD EXPL CO (b)	222,527	218,844
4,200	NOBLE ENERGY INC	158,333	277,032
21,514	OCCIDENTAL PETE CORP	432,097	1,686,698
2,000	OCEANEERING INTL INC (b)	102,370	113,500
900	OIL STATES INTL INC (b)	54,464	31,617
5,600	PATTERSON UTI ENERGY INC	114,212	84,560
7,200	PEABODY ENERGY CORP	208,428	267,984
3,200	PIONEER NAT RES CO	48,507	116,128

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund (unaudited)

September 30, 2009

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Energy (Cont'd):
2,300	PLAINS EXPL + PRODTN CO (b)	$64,150	63,618
5,600	PRIDE INTERNATIONAL INC (b)	176,387	170,464
5,810	QUICKSILVER RES INC (b)	119,305	82,444
4,800	RANGE RESCORP	198,185	236,928
1,100	ROWAN COS INC (b)	50,419	25,377
8,100	SANDRIDGE ENERGY INC (b)	73,556	104,976
30,300	SCHLUMBERGER LTD	1,617,425	1,805,880
373	SEAHAWK DRILLING INC W/I (b)	12,341	11,597
7,900	SMITH INTL INC	235,488	226,730
9,300	SOUTHWESTERN ENERGY CO (b)	163,645	396,924
2,400	SUNOCO INC	50,440	68,280
4,700	SUPERIOR ENERGY SVCS INC (b)	169,835	105,844
1,800	TESORO CORP	28,809	26,964
2,300	TIDEWATER INC	118,715	108,307
12,610	VALERO ENERGY CORP	180,565	244,508
500	WHITING PETE CORP NEW (b)	23,653	28,790
13,675	WILLIAMS COS INC	253,252	244,372
15,246	XTO ENERGY INC	472,100	629,965
		22,223,402	29,910,789	11.02%
Financials:
500	AFFILIATED MANAGERS GROUP INC (b)	28,438	32,505
12,250	AFLAC INC	361,175	523,565
700	ALEXANDRIA REAL ESTATE EQUIT	25,015	38,045
2,700	ALLIED WORLD ASSURANCE COMPANY	86,630	129,411
13,500	ALLSTATE CORP	579,315	413,370
4,829	AMB PPTY CORP	161,507	110,826
26,133	AMERICAN EXPRESS CO	907,011	885,909
1,800	AMERICAN FINL GROUP INC OHIO	29,745	45,900
2,900	AMERICAN INTL GROUP INC (b)	51,659	127,919
2,700	AMERICREDIT CORP (b)	31,865	42,633
7,391	AMERIPRISE FINL INC	288,205	268,515
14,400	ANNALY CAPITAL MANAGEMENT INC	233,405	261,216
7,000	AON CORP	213,108	284,830
6,028	APARTMENT INVT + MGMT CO	121,929	88,913
1,000	ARCH CAP GROUP LTD (b)	60,129	67,540
2,000	ASPEN INSURANCE HOLDINGS LTD	45,330	52,940
4,100	ASSOCIATED BANC CORP	116,092	46,822
4,300	ASSURANT INC	180,126	137,858
1,834	AVALONBAY CMNTYS INC	136,479	133,387
5,100	AXIS CAPITAL HOLDINGS LTD	187,376	153,918
3,400	BANCORPSOUTH INC	62,679	82,994
600	BANK HAWAII CORP	22,761	24,924
30,401	BANK NEW YORK MELLON CORP	907,452	881,325
225,165	BANK OF AMERICA CORP	5,785,247	3,809,792
17,658	BB+T CORP	495,643	481,004
5,206	BERKLEY WR CORP	157,149	131,608
600	BLACKROCK INC CLA	110,619	130,092
3,688	BOSTON PPTYS INC	200,830	241,748
6,500	BRANDYWINE RLTY TR	106,523	71,760
1,100	BRE PPTYS INC	25,471	34,430
2,600	BROWN + BROWN INC	50,447	49,816
900	CAMDEN PPTY TR	24,791	36,270
10,747	CAPITAL ONE FINL CORP	332,498	383,990
11,200	CAPITALSOURCE INC	65,018	48,608
3,700	CB RICHARD ELLIS GROUP INC (b)	84,241	43,438
14,200	CHIMERA INVT CORP	49,341	54,244
9,000	CHUBB CORP	420,411	453,690
2,756	CINCINNATI FINL CORP	103,501	71,628
384,315	CITIGROUP INC	2,586,309	1,860,085

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund (unaudited)

September 30, 2009

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Financials (Cont'd):
1,300	CITY NATL CORP	$47,574	50,609
1,673	CME GROUP INC	511,263	515,602
4,600	COMERICA INC	233,547	136,482
900	CORPORATE OFFICE PPTYS TR	25,241	33,192
1,600	CORRECTIONS CORP AMER NEW (b)	25,672	36,240
2,300	DIGITAL RLTY TR INC	91,488	105,133
12,287	DISCOVER FINL SVCS	177,870	199,418
2,800	DOUGLAS EMMETT INC	24,514	34,384
2,500	DUKE RLTY CORP	64,721	30,025
900	ENDURANCE SPECIALTY HOLDINGS	25,106	32,823
5,416	EQUITY RESIDENTIAL	174,162	166,271
2,900	ERIE INDTY CO	151,861	108,634
2,400	EVEREST REINSURANCE GROUP LTD	184,908	210,480
900	FEDERAL RLTY INVT TR	48,629	55,233
3,000	FEDERATED INVS INC PA	71,403	79,110
6,281	FIDELITY NATL FINL INC	104,831	94,717
20,400	FIFTH THIRD BANCORP	170,924	206,652
900	FIRST AMERICAN CORP	28,508	29,133
600	FIRST CTZNS BANCSHARES INC N C	86,506	95,460
9,605	FIRST HORIZON NATL CORP (b)	129,272	127,079
3,200	FIRST NIAGARA FINL GROUP INC	37,456	39,456
1,200	FOREST CITY ENTERPRISES INC	54,504	16,044
3,659	FRANKLIN RES INC	208,927	368,095
14,300	FULTON FINL CORP PA	158,276	105,248
1,600	GALLAGHER ARTHUR J + CO	34,040	38,992
10,800	GENWORTH FINL INC	140,619	129,060
13,000	GLG PARTNERS INC (b)	48,200	52,390
12,726	GOLDMAN SACHS GROUP INC	1,297,267	2,346,038
400	GREENHILL + CO INC	27,762	35,832
1,200	HANOVER INS GROUP INC	51,342	49,596
7,800	HARTFORD FINANCIAL SVCS GRP	284,978	206,700
1,000	HCC INS HLDGS INC	24,155	27,350
7,100	HCP INC	118,485	204,054
4,000	HEALTH CARE REIT INC	162,580	166,480
1,800	HOSPITALITY PPTYS TR (b)	23,967	36,666
22,667	HOST HOTELS + RESORTS INC	301,929	266,791
6,400	HRPT PPTYS TR	56,139	48,128
10,500	HUDSON CITY BANCORP INC	166,268	138,075
8,300	HUNTINGTON BANCSHARES INC	77,106	39,093
2,700	INTERCONTINENTALEXCHANGE INC (b)	369,218	262,413
9,000	INVESCO LTD	201,525	204,840
1,200	INVESTMENT TECHNOLOGY GROUP (b)	25,026	33,504
7,900	JANUS CAP GROUP INC	103,806	112,022
1,500	JEFFERIES GROUP INC NEW (b)	31,418	40,845
97,346	JPMORGAN CHASE + CO	2,962,841	4,265,702
21,100	KEYCORP NEW	330,180	137,150
7,701	KIMCO RLTY CORP	202,479	100,421
6,152	LEGG MASON INC	147,960	190,897
3,500	LEUCADIA NATL CORP (b)	126,468	86,520
1,100	LIBERTY PROPERTY	24,811	35,783
6,948	LINCOLN NATL CORP IN	251,421	180,023
8,400	LOEWS CORP	244,718	287,700
1,660	M + T BK CORP	119,477	103,451
1,426	MACERICH CO	24,940	43,251
5,200	MACK CA RLTY CORP	157,688	168,116
12,978	MARSH + MCLENNAN COS INC	332,812	320,946
8,199	MARSHALL + ILSLEY CORP NEW	121,799	66,166
7,800	MBIA INC (b)	38,883	60,528
1,300	MERCURY GEN CORP	38,019	47,034

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund (unaudited)

September 30, 2009

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Financials (Cont'd):
15,300	METLIFE INC	$513,514	582,471
4,400	MOODYS CORP	173,138	90,024
34,960	MORGAN STANLEY	1,103,209	1,079,565
600	MORNINGSTAR INC (b)	26,109	29,136
900	MSCI INC (b)	25,745	26,658
4,500	NASDAQ OMX GROUP INC (b)	139,568	94,725
1,500	NATIONWIDE HEALTH PPTYS INC	48,338	46,485
9,749	NEW YORK CMNTY BANCORP INC	112,805	111,334
6,002	NORTHERN TRUST CORP	315,914	349,076
8,200	NYSE EURONEXT	441,787	236,898
4,525	OLD REP INTL CORP	87,079	55,115
4,100	ONEBEACON INSURANCE GROUP LTD	90,672	56,334
1,000	PARTNERRE LTD	66,204	76,940
1,723	PEOPLES UTD FINL INC	25,538	26,810
5,485	PLUM CREEK TIMBER CO INC	142,391	168,060
11,825	PNC FINL SVCS GROUP INC	522,073	574,577
15,300	POPULAR INC (b)	151,853	43,299
7,700	PRICE T ROWE GROUP INC	184,767	351,890
7,450	PRINCIPAL FINANCIAL GROUP	258,099	204,056
18,348	PROGRESSIVE CORP OHIO (b)	320,780	304,210
9,272	PROLOGIS	229,113	110,522
2,200	PROTECTIVE LIFE CORP	24,849	47,124
11,600	PRUDENTIAL FINL INC	460,463	578,956
4,091	PUBLIC STORAGE	306,429	307,807
2,825	RAYMOND JAMES FINANCIAL INC	70,271	65,766
2,700	REALTY INCOME CORP	66,843	69,255
3,900	REGENCY CTRS CORP	103,877	144,495
19,599	REGIONS FINL CORP NEW	86,219	121,710
2,900	RENAISSANCERE HOLDINGS LTD	136,231	158,804
25,200	SCHWAB CHARLES CORP	224,456	482,580
5,400	SEI INVESTMENTS CO	74,937	106,272
1,500	SENIOR HSG PPTSY TR	25,073	28,665
6,853	SIMON PPTY GROUP INC NEW	438,448	475,804
1,500	SL GREEN RLTY CORP	32,888	65,775
12,200	SLM CORP (b)	173,437	106,384
1,700	ST JOE CO (b)	56,409	49,504
12,535	STATE STREET CORPORATION	630,547	659,341
12,434	SUNTRUST BKS INC	286,024	280,387
9,000	SYNOVUS FINL CORP	99,692	33,750
1,000	TAUBMAN CENTERS INC	26,955	36,080
3,900	TCF FINANCIAL CORP	33,574	50,856
7,566	TD AMERITRADE HLDG CORP (b)	121,495	148,445
3,200	TFS FINL CORP	38,416	38,080
3,500	TORCHMARK INC	157,289	152,005
1,100	TRANSATLANTIC HLDGS INC	71,062	55,187
14,888	TRAVELERS COS INC	558,014	732,936
2,400	UDR INC	24,876	37,776
4,000	UNITRIN INC	101,606	77,960
11,100	UNUM GROUP	195,951	237,984
47,585	US BANCORP DEL	1,098,262	1,040,208
1,100	VALIDUS HOLDINGS LTD	23,557	28,380
5,613	VALLEY NATL BANCORP	95,555	68,984
2,900	VENTAS INC	129,094	111,650
11,900	VISA INC	938,991	822,409
3,332	VORNADO RLTY TR	249,212	214,614
3,200	WADDELL + REED FINL INC	83,222	91,040
5,200	WASHINGTON FED INC	71,016	87,672
1,900	WEINGARTEN RLTY INVS	25,128	37,848
123,145	WELLS FARGO + CO NEW	2,188,961	3,470,226

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund (unaudited)

September 30, 2009

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Financials (Cont'd):
2,800	WHITNEY HLDG CORP	$53,158	26,712
1,900	WILMINGTON TR CORP	24,197	26,980
7,225	XL CAPITAL LTD	92,119	126,149
3,500	ZIONS BANCORP	167,964	62,895
		41,788,403	42,329,181	15.59%
Healthcare:
37,035	ABBOTT LABS	1,443,205	1,832,121
10,600	AETNA INC	167,862	294,998
2,000	ALEXION PHARMACEUTICALS INC (b)	77,450	89,080
7,886	ALLERGAN INC	359,711	447,609
7,200	AMERISOURCEBERGEN CORP	115,968	161,136
24,350	AMGEN INC (b)	241,230	1,466,601
2,700	AMYLIN PHARMACEUTICALS INC (b)	82,493	36,963
2,200	BARD C R INC	143,930	172,942
16,500	BAXTER INTL INC	550,769	940,665
1,900	BECKMAN COULTER INC	99,749	130,986
6,500	BECTON DICKINSON + CO	417,630	453,375
7,850	BIOGEN IDEC INC (b)	108,762	396,582
2,300	BIOMARIN PHARMACEUTICAL INC (b)	67,195	41,584
43,150	BOSTON SCIENTIFIC CORP (b)	509,468	456,959
49,700	BRISTOL MYERS SQUIBB CO	1,211,201	1,119,244
7,750	CARDINAL HEALTH INC	289,967	207,700
3,875	CAREFUSION CORP (b)	111,234	84,475
11,636	CELGENE CORP (b)	405,463	650,452
2,700	CEPHALON INC (b)	162,216	157,248
800	CHARLES RIV LABORATORIES INTL (b)	24,460	29,584
9,500	CIGNA CORP	159,169	266,855
1,100	COMMUNITY HEALTH SYS INC NEW (b)	30,223	35,123
1,400	COVANCE INC (b)	82,457	75,810
2,546	COVENTRY HEALTH CARE INC (b)	100,005	50,818
3,225	DAVITA INC (b)	123,269	182,664
2,900	DENDREON CORP (b)	74,487	81,171
3,700	DENTSPLY INTL INC NEW	102,583	127,798
1,900	EDWARDS LIFESCIENCES CORP (b)	118,152	132,829
2,800	ENDO PHARMACEUTICALS HLDGS (b)	65,974	63,364
7,000	EXPRESS SCRIPTS INC (b)	336,729	543,060
7,350	FOREST LABS INC (b)	209,064	216,384
1,600	GEN PROBE INC NEW (b)	66,869	66,304
6,700	GENZYME CORP (b)	402,618	380,091
23,460	GILEAD SCIENCES INC (b)	609,799	1,092,767
9,200	HEALTH MGMT ASSOC (b)	59,662	68,908
2,450	HEALTH NET INC (b)	64,669	37,730
1,900	HENRY SCHEIN INC (b)	86,167	104,329
1,300	HILL ROM HLDGS	38,228	28,314
3,700	HILLENBRAND INC	88,840	75,369
6,000	HLTH CORP (b)	58,236	87,660
8,108	HOLOGIC INC (b)	180,379	132,485
6,605	HOSPIRA INC (b)	239,284	294,583
3,900	HUMANA INC (b)	39,107	145,470
1,400	IDEXX LABS INC (b)	60,410	70,000
3,400	ILLUMINA INC (b)	140,152	144,500
7,700	IMS HEALTH INC	151,365	118,195
900	INTUITIVE SURGICAL INC (b)	221,425	236,025
1,800	INVERNESSMED INNOVATIONS INC (b)	57,627	69,714
68,784	JOHNSON +JOHNSON	2,622,235	4,188,258
1,931	KINETIC CONCEPTS INC (b)	71,019	71,408
9,700	KING PHARMACEUTICALS INC (b)	103,405	104,469
3,200	LABORATORY CORP AMER HLDGS (b)	89,704	210,240
5,973	LIFE TECHNOLOGIES CORP (b)	188,036	278,043

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund (unaudited)

September 30, 2009

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Healthcare (Cont'd):
22,594	LILLY ELI+ CO	$902,243	746,280
1,950	LINCARE HLDGS INC (b)	58,492	60,938
6,400	MCKESSON CORP	235,304	381,120
11,956	MEDCO HEALTH SOLUTIONS INC (b)	233,150	661,286
400	MEDNAX INC (b)	21,950	21,968
28,750	MEDTRONIC INC	288,847	1,058,000
55,286	MERCK + CO INC	1,787,431	1,748,696
2,853	MILLIPORECORP (b)	170,051	200,651
8,100	MYLAN INC (b)	96,060	129,681
2,400	MYRIAD GENETICS INC (b)	88,020	65,760
1,200	OMNICARE INC	29,082	27,024
900	OSI PHARMACEUTICALS INC (b)	25,799	31,770
4,200	PATTERSON COS INC (b)	117,791	114,450
1,800	PERRIGO CO	59,715	61,182
178,675	PFIZER INC	1,610,090	2,957,071
1,300	PHARMACEUTICAL PROD DEV INC	25,669	28,522
4,165	QUEST DIAGNOSTICS INC	169,785	217,371
2,000	RESMED INC (b)	81,990	90,400
41,603	SCHERING PLOUGH CORP	769,685	1,175,285
3,074	SEPRACOR INC (b)	81,275	70,395
12,600	SERVICE CORP INTL	90,438	88,326
9,039	ST JUDE MED INC (b)	270,099	352,611
7,900	STRYKER CORP	148,406	358,897
12,900	TENET HEALTHCARE CORP (b)	56,567	75,852
11,200	THERMO FISHER SCIENTIFIC INC (b)	369,287	489,104
1,200	UNITED THERAPEUTICS CORP DEL (b)	50,361	58,788
31,002	UNITEDHEALTH GROUP INC	702,176	776,290
2,068	UNIVERSAL HEALTH SVCS INC	96,639	128,071
1,100	VALEANT PHARMACEUTICALS INTL (b)	25,273	30,866
5,000	VARIAN MED SYS INC (b)	184,300	210,650
2,400	VCA ANTECH INC (b)	71,120	64,536
5,000	VERTEX PHARMACEUTICALS INC (b)	140,315	189,500
2,600	WATERS CORP (b)	60,997	145,236
3,175	WATSON PHARMACEUTICALS INC (b)	79,361	116,332
13,049	WELLPOINTINC (b)	554,723	618,001
36,767	WYETH	1,547,665	1,786,141
5,974	ZIMMER HOLDINGS INC (b)	319,510	319,310
		25,250,968	34,607,404	12.75%
Industrials:
16,050	3M CO	1,104,748	1,184,490
2,800	AECOM TECHNOLOGY CORP (b)	81,858	75,992
4,210	AGCO CORP (b)	174,615	116,322
2,300	AMETEK INC NEW	73,221	80,293
4,400	AMR CORP DEL (b)	32,583	34,980
3,900	APOLLO GROUP INC (b)	260,302	287,313
1,700	AVERY DENNISON CORP	90,518	61,217
2,000	BE AEROSPACE INC (b)	58,542	40,280
8,400	BLOCK H +R INC	103,744	154,392
19,400	BOEING CO	472,797	1,050,510
1,700	BUCYRUS INTL INC NEW	47,502	60,554
6,447	BURLINGTON NORTHN SANTA FE	265,003	514,664
4,300	C H ROBINSON WORLDWIDE INC	214,904	248,325
1,600	CAREER ED CORP (b)	26,824	39,008
3,000	CARLISLE COS INC	76,640	101,730
15,804	CATERPILLAR INC	527,808	811,219
3,700	CINTAS CORP	122,389	112,147
2,027	CON WAY INC	44,529	77,675
4,300	CONTINENTAL AIRLS INC (b)	102,190	70,692
3,900	CONVERGYSCORP (b)	69,089	38,766

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund (unaudited)

September 30, 2009

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Industrials (Cont'd):
1,200	COPA HOLDINGS S A (b)	$46,086	53,388
4,500	COVANTA HLDG CORP (b)	119,422	76,500
3,948	CRANE CO	66,572	101,898
10,400	CSX CORP	113,293	435,344
6,000	CUMMINS INC	184,025	268,860
6,300	DANAHER CORP	305,349	424,116
10,600	DEERE + CO	409,472	454,952
14,650	DELTA AIRLINES INC DE (b)	113,285	131,264
1,978	DEVRY INC DEL	93,134	109,423
1,600	DONALDSON CO INC	63,715	55,408
6,900	DONNELLEY R R + SONS CO	207,199	146,694
5,925	DOVER CORP	251,755	229,653
1,987	DUN + BRADSTREET CORP DEL NEW	49,383	149,661
4,300	EATON CORP	166,977	243,337
19,700	EMERSON ELEC CO	559,227	789,576
1,397	ENERGIZER HLDGS INC (b)	87,823	92,677
5,400	EXPEDITORS INTL WA INC	208,985	189,810
400	FACTSET RESH SYS INC	26,742	26,496
2,800	FASTENAL CO	109,422	108,360
8,253	FEDEX CORP	203,089	620,791
1,300	FIRST SOLAR INC (b)	176,279	198,718
1,300	FLOWSERVE CORP	119,620	128,102
4,250	FLUOR CORP NEW	127,616	216,113
2,300	FTI CONSULTING INC (b)	119,264	98,003
900	GARDNER DENVER INC (b)	50,054	31,392
1,400	GATX CORPORATION	24,276	39,130
8,700	GENERAL DYNAMICS CORP	397,697	562,020
274,700	GENERAL ELEC CO	5,540,114	4,510,574
700	GENERALE CABLE CORP (b)	50,306	27,405
1,000	GLOBAL PMTS INC	33,115	46,700
3,700	GOODRICH CORP	111,298	201,058
4,100	GRACO INC	162,258	114,267
1,700	GRAINGER W W INC	74,317	151,912
2,200	HARSCO CORP	59,517	77,902
2,200	HEWITT ASSOCS INC (b)	70,939	80,146
19,200	HONEYWELL INTL INC	542,544	713,280
2,400	HUBBELL INC	102,187	100,800
2,100	HUNT J B TRANS SVCS INC	40,530	67,473
2,500	IDEX CORP	58,238	69,875
11,924	ILLINOIS TOOL WKS INC	497,186	509,274
5,400	IRON MTN INC PA (b)	121,527	143,964
3,600	ITT CORP NEW	168,296	187,740
1,300	ITT EDL SVCS INC (b)	52,038	143,533
3,000	JABIL CIRCUIT INC	49,755	40,230
4,768	JACOBS ENGR GROUP INC (b)	150,683	219,090
2,238	JOY GLOBAL INC	102,549	109,528
2,900	KANSAS CITY SOUTHERN (b)	46,328	76,821
2,800	KBR INC	55,655	65,212
3,300	L 3 COMMUNICATIONS HLDG CORP	220,484	265,056
1,200	LANDSTAR SYS INC	38,351	45,672
1,100	LINCOLN ELEC HLDGS INC	60,456	52,195
8,700	LOCKHEED MARTIN CORP	604,797	679,296
2,600	MANITOWOC INC	107,595	24,622
2,475	MANPOWER INC WIS	96,158	140,357
8,800	MASCO CORP	173,216	113,696
7,800	MCDERMOTT INTL INC (b)	190,333	197,106
2,500	MOLEX INC	68,986	52,200
4,900	MONSTER WORLDWIDE INC (b)	76,056	85,652
600	NAVISTAR INTL CORP INC (b)	25,923	22,452

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund (unaudited)

September 30, 2009

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Industrials (Cont'd):
9,960	NORFOLK SOUTHN CORP	$358,053	429,376
8,160	NORTHROP GRUMMAN CORP	460,053	422,280
1,500	OSHKOSH CORP (b)	47,135	46,395
1,700	OVERSEAS SHIPHOLDING GROUP INC	109,761	63,529
1,300	OWENS CORNING NEW (b)	27,367	29,185
8,389	PACCAR INC	91,278	316,349
2,200	PALL CORP	55,214	71,016
3,950	PARKER HANNIFIN CORP	212,565	204,768
2,200	PENTAIR INC	72,761	64,944
5,700	PITNEY BOWES INC	182,172	141,645
3,100	PRECISION CASTPARTS CORP	210,375	315,797
5,300	QUANTA SERVICES INC (b)	92,074	117,289
10,100	RAYTHEON CO	403,423	484,497
2,200	RELIANCE STL + ALUM CO	61,215	93,632
9,022	REPUBLIC SVCS INC	172,639	239,715
3,300	ROBERT HALF INTL INC	85,171	82,566
5,850	ROCKWELL AUTOMATION INC	82,443	249,210
6,514	ROCKWELL COLLINS INC	230,297	330,911
1,600	ROPER INDS	104,136	81,568
1,800	SHAW GROUP INC (b)	92,083	57,762
27,375	SOUTHWEST AIRLS CO	284,393	262,800
1,300	SPIRIT AEROSYSTEMS HLDGS INC (b)	24,954	23,478
1,400	SPX CORP	92,591	85,778
2,880	STERICYCLE INC (b)	153,242	139,536
100	STRAYER ED INC	21,912	21,768
2,300	SUNPOWER CORP (b)	134,286	68,747
500	TELEFLEX INC	22,515	24,155
2,700	TEREX CORP NEW (b)	90,082	55,971
6,750	TEXTRON INC	147,724	128,115
1,790	TOTAL SYS SVCS INC	55,518	28,837
1,500	TRINITY INDS INC	41,498	25,785
12,400	UNION PAC CORP	479,948	723,540
18,040	UNITED PARCEL SVC INC	1,181,399	1,018,719
22,250	UNITED TECHNOLOGIES CORP	892,889	1,355,693
2,500	URS CORP NEW (b)	94,338	109,125
3,900	USG CORP (b)	24,083	67,002
2,300	UTI WORLDWIDE INC	26,669	33,304
1,900	WALTER INDS INC	44,977	114,114
1,100	WASTE CONNECTIONS INC (b)	29,915	31,746
11,750	WASTE MGMT INC DEL	238,235	350,385
		25,332,665	28,988,372	10.68%
Information technology:
15,400	ACTIVISION BLIZZARD INC (b)	141,131	190,806
14,524	ADOBE SYSTEMS INC (b)	368,313	479,873
14,300	ADVANCED MICRO DEVICES INC (b)	64,279	80,938
2,200	AFFILIATED COMPUTER SVCS INC (b)	100,152	119,174
10,400	AGILENT TECHNOLOGIES INC (b)	250,955	289,432
3,300	AKAMAI TECHNOLOGIES INC (b)	45,920	64,944
1,900	ALLIANCE DATA SYSTEMS CORP (b)	92,734	116,052
1,800	ALLSCRIPT MISYS HEALTCAR SOLNS	26,667	36,486
6,400	ALTERA CORP	120,963	131,264
5,300	AMDOCS LTD (b)	161,841	142,464
4,000	AMPHENOL CORP NEW	168,180	150,720
9,400	ANALOG DEVICES INC	135,404	259,252
1,200	ANSYS INC (b)	30,630	44,964
23,100	APPLE INC (b)	1,338,196	4,282,047
34,100	APPLIED MATERIALS INC	462,127	456,940
2,200	ARROW ELECTRS INC (b)	73,136	61,930

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund (unaudited)

September 30, 2009

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Information technology (Cont'd):
6,586	AUTODESK INCORPORATED (b)	$207,114	156,747
12,566	AUTOMATIC DATA PROCESSING INC	439,957	493,844
3,600	AVNET INC (b)	98,190	93,492
4,550	BMC SOFTWARE INC (b)	89,322	170,762
14,412	BROADCOM CORP (b)	279,029	442,304
3,080	BROADRIDGE FINL SOLUTIONS INC	52,817	61,908
10,925	CA INC	208,510	240,241
13,200	CADENCE DESIGN SYS INC (b)	171,534	96,888
1,200	CERNER CORP (b)	62,799	89,760
150,550	CISCO SYSINC (b)	1,036,447	3,543,947
4,534	CITRIX SYS INC (b)	56,437	177,869
6,800	COGNIZANT TECHNOLOGY SOLUTIONS (b)	110,051	262,888
2,074	COMMSCOPE INC (b)	90,418	62,075
5,322	COMPUTER SCIENCES CORP (b)	246,664	280,523
8,000	COMPUWARE CORP (b)	54,024	58,640
41,300	CORNING INC	518,972	632,303
1,200	CREE INC (b)	28,926	44,100
2,700	CYPRESS SEMICONDUCTOR CORP (b)	8,499	27,891
47,350	DELL INC (b)	1,115,339	722,561
27,500	EBAY INC (b)	271,802	649,275
6,800	ELECTRONIC ARTS INC (b)	291,314	129,540
50,910	EMC CORP (b)	449,879	867,506
1,800	EQUINIX INC (b)	139,509	165,600
1,400	F5 NETWORKS INC (b)	32,375	55,482
1,600	FAIRCHILD SEMICONDUCTOR INTL (b)	21,840	16,368
4,742	FIDELITY NATL INFORMATION SVC	96,711	120,968
4,650	FISERV INC (b)	142,355	224,130
4,100	FLIR SYS INC (b)	127,455	114,677
5,967	GOOGLE INC (b)	2,002,459	2,958,737
2,800	HARRIS CORP DEL	37,337	105,280
59,327	HEWLETT PACKARD CO	1,158,651	2,800,828
1,200	IHS INC (b)	65,421	61,356
6,300	INGRAM MICRO INC (b)	83,129	106,155
6,110	INTEGRATED DEVICE TECHNOLOGY (b)	79,318	41,304
145,100	INTEL CORP	958,496	2,839,607
34,000	INTERNATIONAL BUSINESS MACHS	2,963,943	4,066,740
7,800	INTERSIL CORP	123,552	119,418
7,800	INTUIT (b)	187,603	222,300
1,000	ITRON INC (b)	56,573	64,140
14,267	JUNIPER NETWORKS INC (b)	289,096	385,494
3,000	KLA TENCOR CORP	101,654	107,580
3,000	LAM RESH CORP (b)	83,706	102,480
2,371	LENDERPROCESSING SVCS INC	76,903	90,501
3,800	LEXMARK INTL INC (b)	106,458	81,852
10,000	LINEAR TECHNOLOGY CORP	263,333	276,300
28,600	LSI CORP (b)	120,263	157,014
11,900	MARVELL TECHNOLOGY GROUP LTD (b) (d)	129,265	192,661
2,300	MASTERCARD INC	294,600	464,945
2,900	MAXIM INTEGRATED PRODS INC	49,405	52,606
3,900	MCAFEE INC (b)	96,027	170,781
6,914	MEMC ELECTR MATLS INC (b)	212,290	114,980
4,267	METAVANTE TECHNOLOGIES INC (b)	97,561	147,126
1,300	METTLER TOLEDO INTL INC (b)	87,484	117,767
5,400	MICROCHIP TECHNOLOGY INC	101,340	143,100
19,100	MICRON TECHNOLOGY INC (b)	94,334	156,620
1,000	MICROS SYS INC (b)	26,215	30,190
203,250	MICROSOFT CORP	2,566,662	5,262,143
58,500	MOTOROLA INC	341,830	502,515
4,400	NATIONAL SEMICONDUCTOR CORP	72,388	62,788

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund (unaudited)

September 30, 2009

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Information technology (Cont'd):
4,000	NCR CORP NEW (b)	$85,604	55,280
8,800	NETAPP INC (b)	216,784	234,784
5,200	NOVELL INC (b)	31,071	23,452
2,800	NOVELLUS SYS INC (b)	70,810	58,744
7,100	NUANCE COMMUNICATIONS INC (b)	101,494	106,216
17,750	NVIDIA CORP (b)	191,401	266,783
6,700	ON SEMICONDUCTOR CORP (b)	63,550	55,275
98,762	ORACLE CORP	545,755	2,058,200
7,266	PAYCHEX INC	101,485	211,077
3,400	PERKINELMER INC	53,706	65,416
3,200	PMC SIERRA INC (b)	26,160	30,592
5,700	QLOGIC CORP (b)	82,128	98,040
40,550	QUALCOMM INC	1,099,245	1,823,939
4,500	RAMBUS INC DEL (b)	79,087	78,300
4,200	RED HAT INC (b)	61,669	116,088
2,300	ROVI CORP (b)	55,715	77,280
6,000	SAIC INC (b)	112,830	105,240
2,600	SALESFORCE COM INC (b)	124,820	148,018
7,800	SANDISK CORP (b)	118,234	169,260
12,100	SEAGATE TECHNOLOGY (b)	118,421	184,041
500	SOHU COM INC (b)	36,563	34,390
16,356	SUN MICROSYSTEMS INC (b)	245,164	148,676
800	SYBASE INC (b)	28,388	31,120
21,819	SYMANTEC CORP (b)	187,612	359,359
4,200	SYNOPSYS INC (b)	88,560	94,164
11,950	TELLABS INC (b)	70,500	82,694
4,500	TERADATA CORP (b)	73,317	123,840
4,400	TERADYNE INC (b)	40,150	40,700
33,500	TEXAS INSTRS INC	676,804	793,615
3,800	TRIMBLE NAVIGATION LTD (b)	87,764	90,858
6,800	VERISIGN INC (b)	137,208	161,092
7,800	VISHAY INTERTECHNOLOGY INC (b)	54,625	61,620
1,500	VMWARE INC (b)	47,285	60,255
5,900	WESTERN DIGITAL CORP (b)	91,433	215,527
18,044	WESTERN UN CO	160,005	341,392
17,050	XEROX CORP	118,213	131,967
6,750	XILINX INC	47,180	158,085
31,340	YAHOO INC (b)	473,723	558,165
		28,960,664	48,368,426	17.80%
Materials:
5,175	AIR PRODS + CHEMS INC	327,857	401,477
1,900	AIRGAS INC	100,686	91,903
4,316	AK STL HLDG CORP	137,899	85,155
1,900	ALBEMARLE CORP	53,108	65,740
26,400	ALCOA INC	609,187	346,368
2,500	ALLEGHENY TECHNOLOGIES INC	61,863	87,475
2,100	ALPHA NAT RES INC (b)	58,384	73,710
800	APTARGROUP INC	27,324	29,888
5,300	ARCH COAL INC	47,687	117,289
1,600	ASHLAND INC NEW	47,358	69,152
3,032	BALL CORP	70,662	149,174
4,200	BEMIS CO INC	93,645	108,822
2,600	CELANESE CORP DE	126,875	65,000
2,700	CLIFFS NAT RES INC	67,919	87,372
500	COMPASS MINERALS INTL INC	27,453	30,810
4,300	CROWN HLDGS INC (b)	74,494	116,960
3,537	CYTEC INDS INC	195,563	114,846
28,850	DOW CHEM CO	901,912	752,120
25,325	DU PONT EI DE NEMOURS + CO	1,012,294	813,946

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund (unaudited)

September 30, 2009

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Materials (Cont'd):
2,338	EAGLE MATLS INC	$47,204	66,820
1,500	EASTMAN CHEM CO	58,012	80,310
5,871	ECOLAB INC	222,515	271,416
1,900	FMC CORP	113,204	106,875
10,748	FREEPORT MCMORAN COPPER + GOLD	547,981	737,420
1,700	GREIF INC	77,348	93,585
5,100	HUNTSMAN CORP	96,099	46,461
13,931	INTERNATIONAL PAPER CO	292,674	309,686
1,000	INTREPID POTASH INC (b)	30,875	23,590
4,883	INTRNTNL FLAVRS + FRAGRNCS INC	105,046	185,212
1,400	JARDEN CORP	25,277	39,298
1,500	LUBRIZOL CORP	72,108	107,190
700	MARTIN MARIETTA MATLS INC	27,965	64,449
6,975	MEADWESTVACO CORP	124,312	155,612
13,315	MONSANTO CO NEW	304,817	1,030,581
4,800	MOSAIC CO	139,447	230,736
12,445	NEWMONT MNG CORP	325,903	547,829
7,700	NUCOR CORP	178,478	361,977
4,950	OWENS ILL INC (b)	91,031	182,655
3,200	PACKAGING CORP AMER	55,674	65,280
3,850	PACTIV CORP (b)	52,072	100,293
5,386	PPG INDS INC	266,213	313,519
8,050	PRAXAIR INC	373,754	657,605
4,648	RAYONIER INC	106,877	190,150
900	ROYAL GOLD INC	39,371	41,040
6,000	RPM INTL INC	61,643	110,940
700	SCOTTS MIRACLE GRO CO	25,183	30,065
3,400	SEALED AIR CORP NEW	82,806	66,742
3,200	SIGMA ALDRICH	187,446	172,736
5,200	SONOCO PRODS CO	127,607	143,208
5,400	SOUTHERN COPPER CORP DEL	64,881	165,726
3,600	STEEL DYNAMICS INC	87,525	55,224
2,000	TEMPLE INLAND INC	22,890	32,840
2,349	TITANIUM METALS CORP	62,648	22,527
3,100	UNITED STS STL CORP NEW	160,947	137,547
3,200	VALSPAR CORP	68,240	88,032
2,957	VULCAN MATLS CO	159,237	159,885
		8,927,472	10,802,267	3.98%
Telecommunication services:
7,850	AMERICAN TOWER CORP (b)	151,075	285,740
153,815	AT+T INC	3,879,337	4,154,543
6,919	CENTURYTEL INC	148,620	232,478
8,100	CROWN CASTLE INTL CORP (b)	179,557	254,016
3,040	ECHOSTAR CORP (b)	67,049	56,118
11,525	FRONTIER COMMUNICATIONS CORP	88,166	86,899
8,000	JDS UNIPHASE CORP (b)	111,480	56,880
700	LEAP WIRELESS INTL INC (b)	36,068	13,685
8,753	LIBERTY GLOBAL INC (b)	200,531	197,555
7,100	METROPCS COMMUNICATIONS INC (b)	117,569	66,456
4,800	NEUSTAR INC (b)	79,848	108,480
5,000	NII HLDGS INC (b)	102,979	149,900
36,300	QWEST COMMUNICATIONS INTL INC	134,207	138,303
3,100	SBA COMMUNCATIONS CORP (b)	83,846	83,793
78,266	SPRINT NEXTEL CORP (b)	349,679	309,151
2,700	TELEPHONE + DATA SYS INC	72,097	83,727
4,500	TW TELECOM INC (b)	50,425	60,525
1,780	UNITED STATES CELLULAR CORP (b)	89,053	69,545
73,083	VERIZON COMMUNICATIONS	2,415,620	2,212,222

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund (unaudited)

September 30, 2009

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Telecommunication services (Cont'd):
11,424	WINDSTREAM CORP	$138,133	115,725
		8,495,338	8,735,741	3.22%
Utilities:
24,467	AES CORP (b)	353,174	362,601
4,500	AGL RES INC	135,198	158,715
3,000	ALLEGHENY ENERGY INC	168,525	79,560
1,000	ALLIANT ENERGY CORP	24,835	27,850
5,400	AMEREN CORP	209,724	136,512
12,000	AMERICAN ELEC PWR INC	396,331	371,880
1,700	AMERICAN WATER WORKS	34,349	33,898
3,488	AQUA AMER INC	67,899	61,528
8,600	CALPINE CORP (b)	57,319	99,072
5,800	CENTERPOINT ENERGY INC	66,308	72,094
10,200	CMS ENERGY CORP	144,342	136,680
6,600	CONSOLIDATED EDISON INC	273,555	270,204
3,515	CONSTELLATION ENERGY GROUP INC	156,028	113,781
15,362	DOMINION RES INC VA NEW	540,158	529,989
1,100	DPL INC	24,481	28,710
5,300	DTE ENERGY CO	213,573	186,242
32,913	DUKE ENERGY HLDG CORP	435,783	518,051
8,700	DYNEGY INC DEL (b)	61,901	22,185
4,625	EDISON INTL	52,024	155,308
4,764	ENTERGY CORP NEW	192,987	380,453
4,000	EQT CORP	132,900	170,400
16,932	EXELON CORP	805,404	840,166
7,216	FIRSTENERGY CORP	371,700	329,916
10,672	FPL GROUP INC	514,775	589,415
2,800	GREAT PLAINS ENERGY INC	43,498	50,260
1,300	HAWAIIAN ELEC INDS INC	24,005	23,556
3,300	INTEGRYS ENERGY GROUP INC	164,560	118,437
3,500	ITC HLDGS CORP	154,844	159,075
1,400	MDU RES GROUP INC	26,607	29,190
7,200	MIRANT CORP NEW (b)	263,250	118,296
2,900	NALCO HLDG CO	58,310	59,421
1,500	NATIONAL FUEL GAS CO N J	38,322	68,715
7,800	NISOURCE INC	128,106	108,342
2,600	NORTHEAST UTILS	64,649	61,724
5,900	NRG ENERGY INC (b)	123,958	166,321
2,700	NSTAR	92,265	85,914
6,200	NV ENERGY INC	76,954	71,858
2,400	OGE ENERGY CORP	43,344	79,392
900	ONEOK INC NEW	26,132	32,958
700	ORMAT TECHNOLOGIES INC	27,311	28,574
6,028	PEPCO HLDGS INC	119,419	89,697
6,300	PETROHAWK ENERGY CORP (b)	154,795	152,523
9,400	PG+E CORP	213,041	380,606
2,400	PINNACLE WEST CAP CORP	71,637	78,768
11,487	PPL CORP	361,188	348,516
6,131	PROGRESS ENERGY INC	230,254	239,477
12,084	PUBLIC SVC ENTERPRISE GROUP	368,836	379,921
5,800	QUESTAR CORP	66,188	217,848
18,600	RRI ENERGY INC (b)	191,872	132,804
4,800	SCANA CORP NEW	166,536	167,520
5,200	SEMPRA ENERGY	259,640	259,012
20,059	SOUTHERN CO	571,198	635,269
2,200	SOUTHERN UN CO NEW	28,347	45,738
16,154	SPECTRA ENERGY CORP	282,271	305,957
7,600	TECO ENERGY INC	90,842	107,008
6,500	UGI CORP NEW	139,688	162,890

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Growth Fund (unaudited)

September 30, 2009

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Utilities (Cont'd):
1,400	WESTSTAR ENERGY INC	$25,767	27,314
3,710	WISCONSIN ENERGY CORP	71,536	167,581
12,125	XCEL ENERGY INC	108,918	233,285
		10,311,356	11,068,973	4.08%

Cash equivalents:
2,122,715	SSGA MONEY MARKET FUND, current rate 0.06%	2,122,715	2,122,715
		2,122,715	2,122,715	0.78%
	Grand total (c)	$214,467,560	272,645,743	100.42%

Notes to investments in securities:

(a)	Securities are valued in accordance with procedures described in note 2 to the December 31, 2008 financial statements.
(b)	Currently non-income producing assets.
(c)

At September 30, 2009, the cost for Federal income tax purposes was $214,746,078. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

Gross unrealized appreciation	$71,996,793
Gross unrealized depreciation	(14,097,127)
Net unrealized appreciation	$57,899,665

(d)

Foreign security values are stated in U.S. dollars. As of September 30, 2009 the value of foreign stocks or depository receipts of companies based outside of the United States represented 0.07% of net assets.

Other information:

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to calculate the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's assets carried at fair value:

Valuation inputs	Investments in Securities at Value*
Level 1 - Quoted Prices	$270,523,029
Level 2 - Other Significant Observable inputs	2,122,715
Level 3 - Significant unobservable Inputs	—
Total	272,645,743

*For this fund, 100% of the investment value is compromised of equity and fixed income securities. Level 2 securities are primarily cash equivalents and fixed income.

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Cap Fund (unaudited)

September 30, 2009

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets
Common stocks:
Consumer discretionary:
19,250	AFC ENTERPRISES INC (b)	$121,439	162,085
16,050	CENTURY CASINOS INC (b)	18,225	46,545
10,796	COLE KENNETH PRODTNS INC (b)	78,482	108,284
42,000	D R HORTON INC	486,095	479,220
30,100	DENNYS CORP (b)	72,199	80,066
114,687	ENTERCOM COMMUNICATIONS CORP (b)	566,216	584,904
5,650	FINISH LINE INC	48,034	57,404
34,075	FUEL SYS SOLUTIONS INC (b)	764,679	1,226,359
32,000	GAYLORD ENTMT CO NEW (b)	812,882	643,200
113,600	HANCOCK FABRICS INC (b)	47,051	153,360
26,500	HANESBRANDS INC (b)	605,173	567,100
45,830	JO ANN STORES INC (b)	522,900	1,229,619
139,392	KNOLOGY INC (b)	1,112,258	1,359,072
11,400	LIZ CLAIBORNE INC (b)	33,348	56,202
45,000	ORIENT EXPRESS HOTELS LTD	701,802	517,950
186,645	PACIFIC SUNWEAR OF CALIF (b)	613,897	961,222
27,000	PETSMART INC	584,596	587,250
178,400	POINT BLANK SOLUTIONS INC	68,852	124,880
43,000	PULTE HOMES INC	550,353	472,570
45,000	SAKS INC (b)	758,428	306,900
6,625	SHOE CARNIVAL INC (b)	75,876	102,158
13,000	SNAP ON INC	589,135	451,880
24,150	SUMMER INFANT INC (b)	105,251	120,267
22,000	TOLL BROS INC (b)	431,830	429,880
11,850	VAIL RESORTS INC (b)	430,566	397,449
17,000	WABCO HLDGS INC	693,225	357,000
77,065	WABTEC	2,458,026	2,892,249
18,300	WET SEAL INC (b)	60,606	69,174
21,225	WMS INDUSTRIES INC (b)	424,006	945,786
30,000	WYNDHAM WORLDWIDE CORP	766,350	489,600
		14,601,778	15,979,634	8.24%
Consumer staples:
20,850	ALLION HEALTHCARE INC (b)	117,807	121,973
62,629	AMERICAN ITALIAN PASTA CO (b)	1,734,769	1,702,256
14,990	CHATTEM INC (b)	826,370	995,486
10,000	CHIQUITA BRANDS INTL INC (b)	108,242	161,600
23,000	DR PEPPERSNAPPLE GROUP INC (b)	361,424	661,250
27,000	FLOWERS FOODS INC	511,723	709,830
44,271	MEDIFAST INC (b)	264,759	961,566
15,300	OMEGA PROTEIN CORP (b)	80,482	74,205
11,600	RALCORP HLDGS INC NEW (b)	642,605	678,252
65,000	SALLY BEAUTY HLDGS INC (b)	562,956	462,150
3,150	SENECA FOODS CORP NEW (b)	72,431	86,310
103,375	SPARTAN STORES INC	1,951,945	1,460,689
30,000	SUPERVALU INC	546,453	451,800
47,245	TREEHOUSE FOODS INC (b)	1,165,817	1,685,229
91,837	WINN DIXIE STORES INC (b)	1,298,997	1,204,901
		10,246,780	11,417,497	5.89%
Energy:
18,000	COMSTOCK RES INC (b)	530,236	721,440
11,000	CONTANGO OIL + GAS CO (b)	491,222	561,660
53,690	DRIL QUIPINC (b)	1,501,478	2,665,172
36,000	EXCO RES INC	599,107	672,840
22,000	FOSTER WHEELER AG (b)	462,159	702,020
8,800	GASTAR EXPLORATION LTD (b)	35,262	42,416
22,000	GOODRICH PETE CORP (b)	668,990	567,820
25,015	GULFMARK OFFSHORE INC (b)	945,682	818,991
220,000	HERCULES OFFSHORE INC (b)	1,100,000	1,080,200
31,425	OIL STATES INTL INC (b)	756,469	1,103,960
64,750	PENN VA CORP	1,171,443	1,483,423
10,803	WHITING PETE CORP NEW (b)	319,354	622,037
31,000	WILLBROS GROUP INC (b)	506,987	472,130
		9,088,389	11,514,108	5.94%

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Cap Fund (unaudited)

September 30, 2009

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets
Financials:
21,075	ABINGTON BANCORP INC PENN	$188,927	163,121
67,825	AMTRUST FINANCIAL SERVICES	566,212	773,883
24,950	ASPEN INSURANCE HOLDINGS LTD	542,201	660,427
30,000	BANKFINANCIAL CORP	512,714	287,400
3,800	BERKSHIRE HILL BANCORP INC	90,155	83,372
6,200	BROOKLINE BANCORP INC DEL	58,884	60,264
52,900	CAPLEASE INC	99,337	213,187
15,050	CENTER FINL CORP CA (b)	43,848	57,491
18,150	CNB FINL CORP MASS (b)	187,279	178,778
29,305	COMMUNITY TR BANCORP INC	829,213	766,912
23,150	COMMUNITY WEST BANCSHARES (b)	63,660	55,329
120,202	CONSECO INC (b)	250,638	632,263
16,000	CORPORATE OFFICE PPTYS TR	399,220	590,080
5,850	DIME CMNTY BANCORP INC	46,866	66,866
5,100	EAST WEST BANCORP INC	28,869	42,330
12,408	ENCORE BANCSHARES INC (b)	95,582	111,548
47,000	EPOCH HLDG CORP	635,624	411,250
16,550	FIRST BUSEY CORP (b)	67,631	77,785
153,695	FIRST FINL BANCORP	1,211,348	1,852,025
10,750	FIRST INDL RLTY TR INC (b)	56,438	56,438
57,145	FIRST MERCHANTS CORP	826,200	398,301
77,000	FIRST NIAGARA FINL GROUP INC	1,110,190	949,410
8,550	FIRST POTOMAC RLTY TR	80,702	98,838
37,000	FORESTAR GROUP INC (b)	757,077	635,660
3,750	FPIC INS GROUP INC (b)	125,718	125,813
22,000	GALLAGHER ARTHUR J + CO	421,012	536,140
45,137	HALLMARK FINL SVCS INC (b)	312,528	363,353
27,860	HEALTHCARE RLTY TR	436,462	588,682
15,000	HERITAGE FINL CORP WASH (b)	172,500	197,250
34,080	HOME FED BANCORP INC MD	450,267	389,194
17,645	HORACE MANN EDUCATORS CORP NEW	157,729	246,501
7,470	HORIZON BANCORP IND	100,149	130,725
11,500	IBERIABANK CORP	529,273	523,940
24,000	LEGG MASON INC	598,797	744,720
61,025	MB FINL INC	673,366	1,279,694
42,750	MEDICAL PPTYS TR INC	205,947	333,878
52,920	MISSION WEST PPTYS INC MD	368,074	356,152
132,176	NATIONAL PENN BANCSHARES INC	601,691	807,595
59,495	NATIONAL RETAIL PPTYS INC	1,006,844	1,277,358
37,025	NEWALLIANCE BANCSHARES INC	443,582	396,168
34,374	NORTHWEST BANCORP INC PA	717,664	785,102
5,500	OLD NATL BANCORP IND	55,000	61,600
13,400	PHOENIX COS INC NEW	46,542	43,550
8,400	PINNACLE FINL PARTNERS INC	108,090	106,764
21,491	PLATINUM UNDERWRITERS HOLDINGS	634,576	770,237
20,000	PRIVATEBANKCORP INC	668,656	489,200
24,715	PULASKI FINL CORP	199,970	187,093
67,325	RAYMOND JAMES FINANCIAL INC	1,048,124	1,567,326
23,125	REDWOOD TR INC.	268,256	358,438
2,750	SCBT FINL CORP	63,250	77,275
11,250	SMITHTOWN BANCORP INC	119,109	129,825
4,632	STELLARONE CORP	55,703	68,322
6,300	STEWART INFORMATION SVCS CORP (b)	107,389	77,931
20,000	SUNTRUST BKS INC	467,850	451,000
27,000	TERRITORIAL BANCORP INC (b)	402,472	423,360
41,158	TEXAS CAPBANCSHARES INC (b)	577,316	693,101
221,669	U STORE IT TR	1,274,586	1,385,431
2,750	UNIVEST CORP PA	48,125	59,593
35,000	WALTER INV MGMT CORP	465,880	560,700
78,609	WESTFIELD FINL INC NEW	819,423	665,818
57,351	WHITNEY HLDG CORP	574,712	547,129
2,850	WSFS FINL CORP	75,648	75,924
		24,151,097	27,104,832	13.98%
Healthcare:
109,814	AMERICAN MED SYS HLDGS (b)	1,067,357	1,858,053
41,884	AMERIGROUP CORP (b)	1,064,191	928,568
21,000	AMERISOURCEBERGEN CORP	346,011	469,980

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Cap Fund (unaudited)

September 30, 2009

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets
Healthcare (Cont'd):
245,210	ANGIOTECH PHARMACEUTICALS INC (b)	$445,354	424,213
10,240	BIO RAD LABORATORIES INC (b)	725,502	940,851
9,450	BIOCLINICA INC (b)	30,670	38,840
167,061	BRUKER CORP (b)	779,555	1,782,541
43,938	CATALYST HEALTH SOLUTIONS INC (b)	897,891	1,280,793
141,100	CELERA CORP (b)	838,052	879,053
13,000	COVIDIEN PLC	542,107	562,380
36,458	DIGIRAD CORP (b)	42,638	103,905
44,550	FIVE STAR QUALITY CARE INC (b)	72,324	163,053
58,688	HEALTHSOUTH CORP (b)	906,558	917,880
121,806	HEALTHSPRING INC (b)	1,540,405	1,492,124
59,523	HEALTHTRONICS INC (b)	118,564	146,427
28,000	HILL ROM HLDGS	548,960	609,840
22,920	HOME DIAGNOSTICS INC DEL (b)	143,623	154,939
37,000	IMS HEALTH INC	530,517	567,950
13,350	INTEGRAMED AMER INC (b)	101,490	126,825
62,048	MARTEK BIOSCIENCES CORP (b)	1,418,202	1,401,664
72,532	ORTHOFIX INTERNATIONAL NV (b)	1,472,011	2,131,715
20,000	PATTERSON COS INC (b)	448,311	545,000
67,274	PC GROUP INC	41,949	39,019
28,000	PERRIGO CO	567,665	951,720
24,000	PHARMERICA CORP (b)	466,913	445,680
56,700	PHC INC MASS (b)	77,648	69,174
54,595	PSYCHIATRIC SOLUTIONS INC (b)	762,354	1,460,962
11,511	SUN HEALTHCARE GROUP INC (b)	100,152	99,455
51,750	SYNERGETICS USA INC (b)	72,712	72,450
47,930	THORATEC CORP (b)	991,118	1,450,841
43,525	UNITED THERAPEUTICS CORP DEL (b)	1,439,755	2,132,290
9,650	UNIVERSAL HEALTH SVCS INC	371,017	597,625
6,000	US PHYSICAL THERAPY INC (b)	88,271	90,420
103,081	ZOLL MED CORP (b)	1,749,340	2,218,303
		20,809,185	27,154,533	14.00%
Industrials:
58,620	ACTUANT CORP	917,377	941,437
15,000	ACUITY BRANDS INC	533,328	483,150
27,000	AECOM TECHNOLOGY CORP (b)	628,313	732,780
46,160	ALLIED DEFENSE GROUP INC (b)	218,110	240,494
34,444	APPLIED SIGNAL TECHNOLOGY INC	662,214	801,512
6,878	ARGON ST INC (b)	130,442	131,026
33,438	BE AEROSPACE INC (b)	899,808	673,441
20,000	BRINKS HOME SEC HLDGS INC (b)	459,348	615,800
18,000	BUCYRUS INTL INC NEW	429,218	641,160
12,863	CECO ENVIRONMENTAL CORP (b)	32,655	48,236
32,500	CHICAGO BRDG + IRON CO N V	631,117	607,100
16,400	CLARCOR INC	399,483	514,304
57,955	COINSTAR INC (b)	1,738,777	1,911,356
50,000	COLFAX CORP (b)	570,484	531,500
28,000	COVANTA HLDG CORP (b)	524,966	476,000
44,200	CURTISS WRIGHT CORP	1,641,767	1,508,546
5,400	ENNIS INC	69,365	87,102
18,000	ENPRO INDS INC (b)	515,519	411,480
33,297	ESCO TECHNOLOGIES INC (b)	1,307,236	1,311,902
8,500	FLOWSERVE CORP	433,671	837,590
23,500	FOSTER L B CO (b)	542,920	718,630
40,140	GARDNER DENVER INC (b)	1,287,203	1,400,083
156,450	GENCORP INC (b)	921,900	838,572
19,950	GENESEE & WYO INC (b)	502,922	604,884
17,300	GP STRATEGIES CORP (b)	117,512	129,577
15,000	HARSCO CORP	738,226	531,150
9,400	HAWAIIAN HLDGS INC (b)	29,164	77,644
178,265	HEADWATERS INC (b)	698,856	689,886
20,365	HEWITT ASSOCS INC (b)	544,862	741,897
27,193	HORNBECK OFFSHORE SVCS INC NEW (b)	597,515	749,439
45,048	ICF INTL INC (b)	811,996	1,365,855
115,982	ICONIX BRAND GROUP INC (b)	1,214,328	1,446,296
45,387	II VI INC (b)	1,037,880	1,154,645
70,800	INSITUFORM TECHNOLOGIES INC (b)	1,027,141	1,355,112

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Cap Fund (unaudited)

September 30, 2009

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
4,750	INSTEEL INDS INC	$38,537	56,763
151,800	ITEX CORP (b)	89,132	101,706
40,000	JOHN BEAN TECHNOLOGIES CORP	516,680	726,800
14,500	JOY GLOBAL INC	562,673	709,630
25,000	KANSAS CITY SOUTHERN (b)	582,716	662,250
23,250	KIRBY CORP (b)	564,537	856,065
27,700	KOPPERS HLDGS INC	1,096,440	821,305
20,000	MANITOWOC INC	180,800	189,400
27,000	MCDERMOTT INTL INC (b)	591,053	682,290
7,250	MERRIMAC INDS INC (b)	56,912	55,680
24,450	METALICO INC (b)	101,565	101,957
50,000	MUELLER WTR PRODS INC	689,146	274,000
45,000	ORBITAL SCIENCES CORP (b)	567,545	673,650
165,781	SANMINA CORPORATION (b)	1,227,057	1,425,717
16,000	SHAW GROUP INC (b)	688,592	513,440
19,000	TENNANT CO	696,347	552,140
24,000	TEREX CORP NEW (b)	686,125	497,520
12,500	THOMAS + BETTS CORP (b)	547,678	376,000
14,000	TYCO INTERNATIONAL LTD BERMUDA (d)	644,066	482,720
136,397	VALASSIS COMMUNICATIONS INC (b)	189,173	2,438,778
18,000	WRIGHT EXPRESS CORP (b)	495,073	531,180
		33,627,466	38,038,576	19.62%
Information technology
123,231	3COM CORP (b)	245,146	644,498
335,731	8X8 INC NEW (b)	316,130	295,443
110,350	ADAPTEC INC (b)	286,697	368,569
110,400	ALLIANCE FIBER OPTIC PRODS INC (b)	108,852	140,208
170,888	ANAREN INC (b)	1,913,337	2,905,096
97,100	AVOCENT CORP (b)	1,837,955	1,968,217
53,725	AXT INC (b)	116,713	103,152
73,850	BLUEPHOENIX SOLUTIONS LTD (b)	174,969	279,892
28,000	BROADRIDGE FINL SOLUTIONS INC	458,289	562,800
15,605	CACI INTLINC (b)	578,701	737,648
88,787	CALAMP CORP (b)	59,816	248,604
255,562	CIBER INC (b)	815,304	1,022,248
72,350	COMTECH TELECOMMUNICATIONS (b)	1,959,295	2,403,467
13,550	CONCURRENT COMPUTER CORP NEW (b)	48,140	62,330
18,377	DATALINK CORP (b)	52,920	66,157
17,337	DIGITAL RIV INC (b)	608,120	699,028
20,840	DST SYS INC DEL (b)	741,131	933,632
61,474	DYNAMICS RESH CORP (b)	486,263	800,391
25,000	EF JOHNSON TECHNOLOGIES INC (b)	24,170	33,500
7,900	EPICOR SOFTWARE CORP (b)	49,987	50,323
22,389	EVOLVING SYS INC (b)	120,895	155,604
29,039	FREQUENCYELECTRS INC (b)	126,463	134,451
88,119	GILAT SATELLITE NETWORKS LTD (b)	448,622	370,981
725,700	GRAPHON CORP (b)	201,337	65,313
27,700	GSI TECHNOLOGY INC (b)	82,847	110,523
21,125	HENRY JACK + ASSOC INC	406,756	495,804
7,300	INDUSTRIAL SVCS AMER INC FL (b)	62,421	63,145
29,959	INFOSPACEINC	219,173	231,883
11,825	INTEGRAL SYS INC MD (b)	106,060	81,593
21,100	ITERIS INC NEW (b)	26,871	30,806
21,490	KRATOS DEFENSE + SEC SOLUTIONS (b)	171,376	188,038
20,000	LENDERPROCESSING SVCS INC	548,268	763,400
407,929	LOOKSMART LTD (b)	949,566	473,198
2,417	MANHATTAN ASSOCS INC (b)	43,208	48,823
8,755	MEDIWARE INFORMATION SYS INC (b)	38,653	63,299
16,238	MENTOR GRAPHICS CORP (b)	65,236	151,176
36,489	MERCURY COMPUTER SYS INC (b)	247,315	359,782
44,550	MINDSPEED TECHNOLOGIES INC (b)	110,573	128,304
50,000	MOSYS INC (b)	94,846	125,000
20,116	OPNEXT INC (b)	34,049	58,940
3,000	OSI SYS INC (b)	45,757	54,870
122,579	RADIANT SYS INC (b)	994,569	1,316,498
8,750	RADISYS CORP (b)	53,835	76,038
16,550	REALNETWORKS INC (b)	43,078	61,566

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Cap Fund (unaudited)

September 30, 2009

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets
Information technology (Cont'd):
142,917	RF MICRO DEVICES INC (b)	$340,128	776,039
31,425	ROVI CORP (b)	412,249	1,055,880
364,830	SELECTICAINC DEL (b)	159,131	120,394
134,019	SKILLSOFT PUB LTD CO (b) (d)	1,007,927	1,286,582
15,719	SMITH MICRO SOFTWARE INC (b)	141,950	194,287
29,350	SPECTRUM CTL INC (b)	232,736	249,182
7,260	SUPER MICRO COMPUTER INC (b)	36,957	61,420
49,617	SYNAPTICSINC (b)	1,336,068	1,250,348
102,016	TAKE TWO INTERACTIVE SOFTWARE (b)	901,877	1,143,599
19,650	TELECOMMUNICATION SYS INC (b)	149,694	164,274
24,518	TELEDYNE TECHNOLOGIES INC (b)	1,035,996	882,403
51,063	TIER TECHNOLOGIES INC (b)	392,267	433,014
241,385	UNISYS CORP (b)	467,936	644,498
12,300	UNITED ONLINE INC	74,021	98,892
109,170	VIASAT INC (b)	2,292,873	2,901,739
12,062	VICON INDS INC (b)	68,006	70,563
46,864	VIRAGE LOGIC CORP (b)	128,827	244,161
48,150	ZILOG INC (b)	114,101	124,709
		25,416,448	31,636,218	16.31%
Materials:
17,000	APTARGROUP INC	711,338	635,120
15,000	ASHLAND INC NEW	551,175	648,300
59,900	CALGON CARBON CORP (b)	727,439	888,317
43,514	CARPENTER TECHNOLOGY CORP	788,135	1,017,792
96,532	CENTURY ALUM CO (b)	929,360	902,574
20,000	CLEARWATER PAPER CORP (b)	457,261	826,600
10,500	DELTIC TIMBER CORP	503,271	480,585
29,000	GREIF INC	1,556,979	1,596,450
5,750	HORSEHEAD HLDG CORP (b)	63,382	67,390
6,850	INNOPHOS HLDGS INC	121,326	126,725
10,665	INNOSPEC INC	84,285	157,309
20,000	KAPSTONE PAPER + PKGING CORP (b)	145,550	162,800
20,050	NORTH AMERN GALVANIZING (b)	87,008	121,704
19,800	NORTH AMERN PALLADIUM LTD	64,637	55,242
32,291	ROCK TENN CO	940,485	1,521,229
14,000	TEXAS INDS INC	775,328	587,860
11,900	UFP TECHNOLOGIES INC (b)	68,689	72,709
42,000	ZEP INC	601,927	682,500
		9,177,576	10,551,206	5.44%
Utilities:
33,030	ALLETE INC	1,229,594	1,108,817
2,300	AMERICAN STS WTR CO	77,315	83,214
19,000	CLECO CORP NEW	470,134	476,520
5,246	CONNECTICUT WTR SVC INC	127,518	117,458
14,000	ITC HLDGS CORP	638,988	636,300
12,240	MIDDLESEX WTR CO	229,443	184,579
69,845	NEUSTAR INC	1,390,761	1,578,497
65,400	NEUTRAL TANDEM INC	1,740,333	1,488,504
93,421	NGP CAP RES CO	1,258,984	678,236
19,000	OTTER TAIL CORP	562,474	454,670
7,027	PENNICHUCK CORP	133,375	152,908
40,000	PETROHAWK ENERGY CORP (b)	448,994	968,400
24,500	PORTLAND GEN ELEC CO	677,887	483,140
177,407	PREMIERE GLOBAL SVCS INC	2,059,651	1,474,252
4,750	SJW CORP	114,113	108,538
25,925	SOUTHWEST GAS CORP	639,058	663,162
17,900	SOUTHWEST WTR CO	86,020	88,068
175,814	SYNIVERSE HLDGS INC (b)	2,478,322	3,076,745
17,700	UNITIL CORP	353,833	397,365
15,000	VECTREN CORP	380,013	345,600
12,341	YORK WTR CO	155,495	171,046
		15,252,306	14,736,019	7.60%
ETFs:
Commodities:
23,000	POWERSHARES DB MULTI SECTOR	591,023	585,580
25,000	SPDR SER TR	610,828	533,000
		1,201,852	1,118,580	0.58%

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Cap Fund (unaudited)

September 30, 2009

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets
Convertible Bonds:
Industrials:
487,900	GENCORP INC, 2.25% rate, due 2024 (b)	$210,333	400,078	0.20%

Cash equivalents:
3,191,420	SSGA MONEY MARKET FUND, Current rate 0.06%	3,191,420	3,191,420	1.65%
	Grand Total (c)	$166,974,628	192,842,701	99.45%

Notes to Investments in Securities

(a)	Securities are valued in accordance with procedures described in note 2 to the December 31, 2008 financial statements.
(b)	Currently non-income producing assets.
(c)

At September 30, 2009, the cost for Federal income tax purposes was $166,974,628. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$36,310,037
Gross unrealized depreciation	(10,787,584)
Net unrealized appreciation	$25,522,453

(d)	Foreign security values are stated in U.S. dollars. As of September 30, 2009, the value of stocks or depository receipts represented 0.91% of net assets.

Other information:

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Trustees.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's assets carried at fair value:

Valuation inputs	Investments in Securities at Value*
Level 1 - Quoted Prices	$189,251,204
Level 2 - Other Significant Observable inputs	3,591,498
Level 3 - Significant unobservable Inputs	—
Total	$192,842,701

*100% of the investment value is comprised of equity and fixed income securities. Level 2 securities are primarily cash equivalents and fixed income. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

September 30, 2009

Face Amount or shares	Security	Maturity date	Coupon rate	Cost	Market Value (a)	Percent of net assets
	Closed-end funds:
47,200	AMERICAN MUN INCOME			$554,976	653,720
177,800	BLACKROCK LONG TERM MUN			1,824,329	1,836,674
18,200	BLACKROCK MUN BD TR			169,379	271,180
25,100	BLACKROCK MUN INCOME TR II			237,725	348,890
21,837	BLACKROCK MUNI YIELD			275,930	280,605
186,000	BLACKROCK MUNIHOLDINGS FL INSD			2,175,942	2,434,740
59,500	BLACKROCK MUNIHOLDINGS INSD FD			749,861	772,905
71,200	BLACKROCK MUNIYIELD FLA FD INC			905,807	930,584
78,300	BLACKROCK MUNIYIELD INSD FD			1,032,557	999,108
61,100	BLACKROCK MUNIYIELD MI INSD FD			820,293	808,964
44,100	BLACKROCK MUNIYIELD MICH INSD			534,446	545,958
54,700	BLACKROCK MUNIYIELD PA INSD			774,527	756,501
28,100	BLACKROCK MUNIYIELD QUALITY FD			333,747	336,357
12,500	DREYFUS STRATEGIC MUN BD FD			68,613	96,375
202,100	DWS MUN INCOME TR			2,199,611	2,352,444
1,000	EATON VANCE			8,280	12,970
1,100	EATON VANCE INSD MI MUN BD FD			15,510	15,290
26,905	EATON VANCE MUN INCOME TR			286,929	327,972
10,800	FEDERATED PREMIER MUN INCOME			128,672	167,724
84,500	INSURED MUN INCOME FD			1,116,261	1,194,830
57,200	INVESTMENT GRADE MUNI INC FD			772,405	820,248
115,800	MBIA CAP CLAYMORE MANAGED			1,484,741	1,528,560
6,500	MFS HIGH INCOME NUM TR			23,108	32,695
67,200	MORGAN STANLEY DEAN WITTER			507,600	544,320
77,800	MSDW QUAL MUNI INVESTMENT TR			952,004	991,172
85,881	MSDW QUALITY MUNICIPAL INCOM			963,920	1,068,360
10,299	NEUBERGER BERMAN INTER MUN FD			126,917	138,110
21,103	NUVEEN CALIF INVT QUALITY MUN			244,523	280,670
13,700	NUVEEN CALIF MUN MKT			157,825	183,717
35,600	NUVEEN DIVID ADVANTAGE MUN FD			395,022	495,196
17,000	NUVEEN DIVID ADVANTAGE MUN FD3			185,431	235,110
102,800	NUVEEN FLA INVT QUALITY MUN FD			1,345,366	1,337,428
124,100	NUVEEN FLA QUALITY INCOME MUN			1,726,853	1,649,289
13,500	NUVEEN INSD DIVID ADVANTAGE			181,771	193,725
4,800	NUVEEN MASS PREM INCOME MUN FD			65,734	68,208
30,600	NUVEEN MICH PREM INCOME MUN FD			404,605	385,254
44,600	NUVEEN MUN ADVANTAGE FD INC			522,316	636,442
15,500	NUVEEN N J INVT QUALITY MUN FD			211,528	207,545
10,100	NUVEEN PA DIVID ADVANTAGE MUN			127,549	136,047
48,500	NUVEEN PA INVT QUALITY MUN FD			673,352	636,805
14,400	NUVEEN PREM INCOME MUN FD 2			201,315	198,720
27,100	NUVEEN PREMIER INC			367,653	361,514
116,479	PUTNAM MUN OPPORTUITIES TR			1,333,285	1,336,014
83,600	VAN KAMPEN MERRITT			951,766	1,210,528
108,000	VAN KAMPEN MERRITT ADVANTAGE			1,260,111	1,301,400
69,275	VAN KAMPEN MERRITT PA			926,964	883,256
25,300	VAN KAMPEN MERRITT SELECT SECT			262,871	290,444
62,177	VAN KAMPEN MERRITT TR INVT			880,329	870,478
22,000	WESTERN ASSET MGNT MUNS FD INC			240,488	274,780

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

September 30, 2009

Face Amount or shares	Security	Maturity date	Coupon rate	Cost	Market Value (a)	Percent of net assets
48,606	WESTERN ASSET PARTNERS FD INC			$620,291	659,583
12,700	WESTERN INTER MUNI FD INC			111,045	116,459
				32,442,083	34,215,868	6.58%
	Municipal bonds:
2,000,000	ABAG FIN AUTH FOR NONPROFIT CO	2/15/2019	5.375	$1,770,134	2,001,300
405,000	ABILENE TEX HEALTH FACS DEV	11/15/2028	5.150	405,000	385,742
500,000	ADAMS CNTY PA INDL DEV AUTH	8/15/2021	5.875	500,038	536,230
750,000	ALABAMA HSG FIN AUTH SINGLE	4/1/2038	4.500	556,461	697,868
1,385,000	ALABAMA HSG FIN AUTH SINGLE	10/1/2028	5.250	1,385,000	1,448,752
200,000	ALABAMA SPL CARE FACS FING AUT	11/1/2019	5.000	208,860	202,666
1,270,000	ALACHUA CNTY FLA HEALTH FACS A	12/1/2011	6.000	1,270,000	1,273,010
500,000	ALASKA HSG FIN CORP HOME MTG	12/1/2033	5.450	500,000	521,370
1,000,000	ALASKA HSG FIN CORP HOME MTG	12/1/2034	5.250	997,135	1,030,000
250,000	ALASKA INDL DEV + EXPT AUTH CM	12/1/2011	5.450	250,000	253,555
350,000	ALASKA INDL DEV + EXPT AUTH CM	12/1/2010	5.400	350,000	349,433
1,500,000	ALASKA ST HSG FIN CORP	6/1/2032	5.250	1,279,065	1,523,925
2,000,000	ALASKA ST HSG FIN CORP	12/1/2034	5.250	2,008,442	2,082,400
240,000	ALBANY N Y INDL DEV AGY CIVIC	5/1/2016	6.500	240,000	191,642
350,000	ALEUTIANS EAST BOROUGH ALASKA	6/1/2025	5.500	314,305	304,084
500,000	ALEXANDRIA VA REDEV + HSG AUTH	10/1/2029	6.125	527,363	510,430
1,025,000	ALISAL CALIF UN SCH DIST ( c)	8/1/2025	6.221	398,179	442,042
350,000	ALLEGHENY CNTY PA HOSP DEV AUT	4/1/2010	3.875	349,105	350,389
500,000	ANDERSON IND ECONOMIC DEV REV	10/1/2021	4.750	495,919	447,860
410,000	ARBOR GREENE CMNTY DEV DIST FL	5/1/2019	5.000	417,169	418,438
500,000	ARIZONA HEALTH FACS AUTH	10/1/2010	4.750	500,000	501,600
1,075,798	ARIZONA HEALTH FACS AUTH REV	7/1/2027	5.250	1,044,258	859,434
1,750,000	ARLINGTON TEX SPL OBLIG	8/15/2034	5.000	1,877,464	1,757,770
900,000	ATLANTA GA TAX ALLOCATION	1/1/2020	5.400	894,838	875,088
750,000	ATLANTA GA WTR + WASTEWTR REV	11/1/2029	6.000	750,000	831,383
650,000	ATOKA CNTY OKLA HEALTHCARE	10/1/2018	5.875	642,604	615,440
630,000	AUSTIN TEX CONVENTION ENTERPRI	1/1/2012	6.000	580,406	633,352
50,000	AUSTIN TEX UTIL SYS REV	5/15/2018	5.250	50,059	50,162
400,000	AVE MARIA STEWARDSHIP CMNTY DE	11/1/2012	4.800	399,720	280,708
250,000	BAPTIST RD RURAL TRANSN AUTH	12/1/2017	4.800	250,000	200,615
495,000	BELMONT CMNTY DEV DIST FLA CAP (b)	11/1/2014	5.125	494,436	114,083
500,000	BERKELEY CNTY S C SCH DIST INS	12/1/2019	5.250	519,253	529,425
500,000	BERKELEY CNTY S C SCH DIST INS	12/1/2024	5.250	514,080	519,665
750,000	BERKELEY CNTY S C SCH DIST INS	12/1/2020	5.000	759,548	803,408
300,000	BEXAR CNTY TEX HEALTH FACS DEV	7/1/2027	5.000	308,330	264,195
250,000	BEXAR CNTY TEX HSG FIN CORP MU	12/1/2021	6.500	268,014	220,075
805,000	BEXAR CNTY TEX HSG FIN CORP MU	4/1/2030	9.000	802,468	583,456
1,005,000	BEXAR CNTY TEX HSG FIN CORP MU (b)	6/1/2031	10.500	1,005,000	410,291
900,000	BEXAR CNTY TEX HSG FIN CORP MU (b)	12/1/2036	9.250	878,104	651,618
570,000	BEXAR CNTY TEX HSG FIN CORP MU	8/1/2030	8.125	549,938	442,166
455,000	BEXAR CNTY TEX HSG FIN CORP MU	9/15/2021	8.750	455,000	454,968
100,000	BEXAR CNTY TEX HSG FIN CORP MU	6/1/2011	5.500	99,440	95,393
600,000	BEXAR CNTY TEX HSG FIN CORP MU	8/1/2030	6.100	517,043	474,060
500,000	BIRMINGHAM-SOUTHERN COLLEGE AL	12/1/2019	5.350	504,902	447,005
140,000	BIRMINGHAM-SOUTHERN COLLEGE AL	12/1/2025	6.125	142,720	125,126
350,000	BISHOP INTL ARPT AUTH MICH	12/1/2017	5.125	346,898	351,810
99,416	BISMARCK STATE COLLEGE	4/1/2032	5.010	101,158	101,107
650,000	BI-STATE DEV AGY MO ILL MET	10/1/2033	5.250	650,000	650,338

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

September 30, 2009

Face Amount or shares	Security	Maturity date	Coupon rate	Cost	Market Value (a)	Percent of net assets
275,000	BLOUNT CNTY TENN HEALTH + EDL	4/1/2012	4.750	$274,606	278,982
250,000	BLUE ASH OHIO TAX INCREMENT	12/1/2021	5.000	253,105	236,513
240,000	BLYTHE CALIF REDEV AGY REDEV P	5/1/2028	5.800	193,002	216,982
500,000	BOONE CNTY IND REDEV COMMN	8/1/2023	5.375	505,796	505,980
750,000	BOONE CNTY IND REDEV COMMN	8/1/2028	5.000	740,960	711,353
500,000	BOONE CNTY MO HOSP REV	8/1/2028	5.750	517,452	527,580
700,000	BOSTON MASS REV	10/1/2031	6.125	701,736	728,777
150,000	BRANSON COMM PK CMNTY IMPT	6/1/2010	5.000	149,756	150,293
750,000	BRAZOS CNTY TEX HEALTH FAC DEV	1/1/2032	5.375	771,997	713,063
500,000	BRAZOS CNTY TEX HEALTH FAC DEV	1/1/2033	5.500	505,521	480,930
400,000	BRAZOS RIV TEX HBR NAV DIST	5/15/2033	4.950	400,000	346,840
500,000	BREVARD CNTY FLA HEALTH FACS	4/1/2036	5.000	466,648	456,895
232,000	BRIDGEVILLE DEL SPL OBLIG	7/1/2035	5.125	232,000	182,463
250,000	BROWNSBURG IND REDEV AUTH ECON	2/1/2029	4.700	250,000	257,638
250,000	BROWNSBURG IND REDEV AUTH ECON	8/1/2024	4.625	250,000	260,253
895,000	BUCKEYE OHIO TOB SETTLEMENT	6/1/2024	5.125	858,977	848,487
165,000	BULLHEAD CITY ARIZ SPL ASSMT	1/1/2010	6.100	165,876	165,787
750,000	BUNCOME CNTY N C PROJ DEV FING	8/1/2024	6.750	736,893	693,750
250,000	BURKE CNTY GA DEV AUTH POLLUTN	10/1/2032	4.375	250,000	253,638
750,000	BURLINGTON KANS POLLUTION CTL	6/1/2031	5.300	757,693	769,883
395,000	BUTLER CNTY PA GEN AUTH REV	10/1/2034	1.100	395,000	269,983
360,000	CALIFORNIA CMNTYS HSG FIN AGY	10/1/2011	5.000	359,708	348,098
180,000	CALIFORNIA CMNTYS HSG FIN AGY	12/1/2011	5.000	179,843	172,350
145,000	CALIFORNIA CMNTYS HSG FIN AGY	8/1/2012	4.650	144,812	138,655
260,000	CALIFORNIA CMNTYS HSG FIN AGY	11/1/2012	4.850	259,378	249,168
140,000	CALIFORNIA CNTY CALIF TOB SECU	6/1/2023	5.625	134,398	140,053
185,000	CALIFORNIA CNTY CALIF TOB SECU	6/1/2019	4.750	179,758	181,254
150,000	CALIFORNIA CNTY CALIF TOB SECU	6/1/2021	4.500	148,255	136,472
500,000	CALIFORNIA CNTY CALIF TOB SECU	6/1/2036	5.000	494,903	412,615
500,000	CALIFORNIA HEALTH FACS FING	3/1/2033	5.000	504,665	474,210
500,000	CALIFORNIA HEALTH FACS FING	4/1/2010	5.300	502,667	505,245
500,000	CALIFORNIA HSG FIN AGY REV	8/1/2033	5.450	480,622	505,635
1,000,000	CALIFORNIA INFRASTRUCTURE + EC	2/1/2030	6.000	1,014,972	1,086,180
750,000	CALIFORNIA MUN FIN AUTH ED REV	6/1/2026	5.250	744,420	665,835
500,000	CALIFORNIA MUN FIN AUTH REV	5/1/2025	6.875	498,796	514,980
750,000	CALIFORNIA MUN FIN AUTH SR LIV	5/15/2029	5.875	750,000	796,073
40,000	CALIFORNIA ST	10/1/2020	5.250	40,966	40,312
1,000,000	CALIFORNIA ST PUB WKS BRD LEAS	3/1/2016	5.625	977,644	1,001,620
750,000	CALIFORNIA STATEWIDE CMNTYS	6/1/2017	5.400	747,639	685,455
750,000	CALIFORNIA STATEWIDE CMNTYS	4/1/2037	5.125	757,156	635,520
200,000	CALIFORNIA STATEWIDE CMNTYS DE	4/20/2036	7.000	200,000	215,864
500,000	CALIFORNIA STATEWIDE CMNTYS DE	5/15/2032	5.750	493,103	501,645
350,000	CALIFORNIA STATEWIDE CMNTYS DE	9/1/2029	6.000	350,000	306,901
615,000	CALIFORNIA STATEWIDE CMNTYS DE	11/20/2036	6.150	649,388	751,819
400,000	CALIFORNIA STATEWIDE CMNTYS DE	8/15/2031	5.500	371,223	401,600
350,000	CAMBRIDGE PA AREA JT AUTH GTD	12/1/2028	5.625	341,753	338,226
1,000,000	CAMERON TEX ED CORP REV	8/15/2021	5.000	828,257	907,950
80,000	CAPE GIRARDEAU CNTY MO INDL DE	6/1/2032	5.750	82,942	78,015
335,000	CAPITAL TR AGY FLA MULTIFAMILY	6/1/2013	4.750	335,000	284,767
750,000	CAPITAL TR AGY FLA MULTIFAMILY	6/1/2038	5.875	763,334	410,100
1,276,044	CARLSBAD N M INDL DEV REV	4/15/2021	5.750	1,311,433	1,152,995
125,000	CARSON CITY NEV HOSP REV	9/1/2031	5.750	130,221	122,854

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

September 30, 2009

Face Amount or shares	Security	Maturity date	Coupon rate	Cost	Market Value (a)	Percent of net assets
750,000	CARTHAGE MO HOSP REV	4/1/2010	4.500	$747,629	750,150
1,000,000	CENTER UNI SCH DIST CALIF (c )	8/1/2031	6.074	275,334	275,490
900,000	CENTINELA VALLEY CALIF UN HIGH	8/1/2033	5.500	912,111	968,760
280,000	CENTRAL NINE IND CAREER CTR BL	1/15/2018	4.500	279,027	295,036
595,000	CHANDLER PARK ACADEMY MICH	11/1/2022	5.000	432,404	546,615
270,000	CHARLESTON CNTY S C HOSP FACS	10/1/2019	5.500	277,080	275,206
400,000	CHARTIERS VALLEY PA INDL + COM	8/15/2012	5.000	398,406	403,352
150,000	CHATHAM CNTY GA HOSP AUTH REV	1/1/2016	5.250	150,536	149,997
500,000	CHATHAM CNTY GA HOSP AUTH REV	1/1/2034	5.500	520,626	449,420
500,000	CHEROKEE NATION OF OKLA HEALTH	12/1/2021	4.600	500,000	484,645
250,000	CHESTERFIELD CNTY VA INDL DEV	6/1/2017	5.875	255,649	259,350
275,000	CHESTERFIELD CNTY VA INDL DEV	7/1/2019	5.200	254,718	279,499
20,000	CHICAGO ILL MET HSG DEV CORP M	7/1/2022	6.850	20,582	20,037
500,000	CITIZEN POTAWATOMI NATION OKLA	9/1/2016	6.500	500,000	492,170
250,000	CLARK CNTY NEV ECONOMIC DEV RE	5/15/2033	5.375	254,308	252,233
455,000	CLARK CNTY NEV IMPT DIST	2/1/2019	5.000	456,633	390,258
250,000	CLARK CNTY NEV POLLUTN CTL REV	10/1/2011	5.300	250,000	250,070
355,000	CLEARWATER FLA HSG AUTH REV	5/1/2024	5.350	256,000	289,066
500,000	CLEVELAND CNTY OKLA JUSTICE	3/1/2029	5.750	488,007	532,860
515,000	CLEVELAND-CUYAHOGA CNTY OHIO P	5/15/2016	6.250	486,992	511,931
1,110,000	CLEVELAND-CUYAHOGA CNTY OHIO P	5/15/2023	5.250	983,910	833,355
750,000	CLIFTON TEX HIGHER ED FIN CORP	2/15/2018	7.750	738,637	864,690
1,000,000	COCONINO CNTY ARIZ POLLUTN CTL	6/1/2034	5.500	1,000,000	1,044,320
425,000	COLLIER CNTY FLA HSG FIN AUTH	8/15/2015	5.250	423,619	441,494
750,000	COLO HSG FIN AUTH SINGLE	11/1/2034	5.000	750,112	754,545
150,000	COLORADO EDL + CULTURAL FACS	6/15/2012	4.625	148,693	148,637
1,000,000	COLORADO EDL + CULTURAL FACS	6/1/2033	5.500	974,108	1,034,570
835,000	COLORADO EDL + CULTURAL FACS	11/15/2028	6.750	835,000	915,937
40,000	COLORADO HEALTH FACS AUTH REV	12/1/2010	6.250	40,000	40,679
600,000	COLORADO HEALTH FACS AUTH REV	9/15/2022	5.000	593,759	593,784
20,000	COLORADO HEALTH FACS AUTH REV	11/15/2020	5.125	19,790	23,969
280,000	COLORADO HEALTH FACS AUTH REV	11/15/2020	5.125	277,059	298,634
1,000,000	COLORADO HSG + FIN AUTH	11/1/2029	5.500	1,000,000	1,077,130
1,000,000	COLORADO HSG + FIN AUTH	10/1/2029	5.400	1,000,000	1,053,150
750,000	COMPARK BUSINESS CAMPUS MET	12/1/2027	5.750	764,605	697,238
260,000	CONCORDE ESTATES CMNTY DEV DIS (b)	5/1/2011	5.000	259,606	131,937
1,250,000	CONNECTICUT ST DEV AUTH POLLUT	9/1/2028	5.850	1,319,906	1,269,425
500,000	CONNECTICUT ST HEALTH + EDL	7/1/2025	6.000	506,226	501,095
395,000	CONNECTICUT ST HLTH + EDL FACS	7/1/2015	5.250	398,171	395,411
375,000	CONNERTON WEST CMNTY DEV DIST	5/1/2016	5.125	374,456	140,783
380,000	COOK CNTY ILL SCH DIST NO 148	12/1/2027	4.500	352,123	408,766
637,000	CORTLAND ILL SPL TAX REV	3/1/2017	5.500	632,241	379,563
500,000	CRAWFORD CNTY PA INDL DEV AUTH	11/1/2031	6.000	492,181	533,370
975,000	CROW FIN AUTH MONT TRIBAL PURP	10/1/2017	5.650	933,935	976,931
500,000	CUYAHOGA CNTY OHIO HSG MTG REV	3/20/2042	5.700	514,461	530,015
3,445,000	DALLAS TEX HSG FIN CORP MULTI-	10/20/2032	6.750	3,429,041	3,587,003
225,000	DALTON GA DEV AUTH REV	8/15/2026	5.250	226,904	219,575
1,000,000	DELAWARE ST HEALTH FACS AUTH R	6/1/2030	5.000	796,973	909,900
500,000	DELAWARE ST HSG AUTH REV	7/1/2031	5.200	500,000	516,180
224,484	DENHAM SPRINGS-LIVINGSTON HSG	11/1/2040	5.000	233,250	226,367
1,500,000	DENVER COLO CITY + CNTY EXCISE	9/1/2023	6.000	1,609,948	1,746,270
500,000	DENVER COLO CONVENTION CTR	12/1/2030	5.000	512,486	442,105

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

September 30, 2009

Face Amount or shares	Security	Maturity date	Coupon rate	Cost	Market Value (a)	Percent of net assets
750,000	DENVER COLO CONVENTION CTR	12/1/2026	5.125	$781,861	685,455
400,000	DETROIT CMNTY HIGH SCH MICH	11/1/2010	5.000	400,000	397,236
500,000	DETROIT LAKES MINN HSG +	8/1/2034	5.440	500,000	499,555
750,000	DETROIT MICH	4/1/2020	5.250	754,183	651,503
500,000	DINUBA CALIF FING AUTH LEASE R	9/1/2038	5.375	494,550	387,640
1,105,000	DIRECTOR ST NEV DEPT BUSINESS (b)	11/15/2014	6.000	1,095,370	666,359
2,000,000	DISTRICT COLUMBIA REV	7/1/2025	6.000	2,031,355	2,050,900
500,000	DISTRICT COLUMBIA REV	6/1/2026	5.000	509,827	400,370
415,000	DURBIN CROSSING CMNTY DEV DIST	11/1/2010	4.875	414,877	321,945
500,000	E-470 PUB HWY AUTH COLO REV	9/1/2024	5.500	506,513	502,985
230,000	EAST BATON ROUGE LA MTG FIN AU	10/1/2024	4.625	230,000	236,270
500,000	EAST BATON ROUGE LA MTG FIN AU	10/1/2034	5.000	500,000	506,035
565,000	EAST CHICAGO IND REDEV COMMN	1/15/2015	5.250	565,000	573,096
550,000	EAST CHICAGO IND REDEV COMMN	7/15/2014	5.000	550,000	557,161
980,000	EAST POINT GA	2/1/2026	8.000	1,109,140	999,139
800,000	EDEN PRAIRIE MINN MULTIFAMILY	2/20/2043	6.200	873,286	855,304
250,000	EL PASO CNTY TEX HSG FIN CORP	12/1/2015	7.000	250,000	244,240
750,000	EL PASO DE ROBLES CALIF REDEV	7/1/2033	6.375	741,355	783,968
940,536	EL PASO TEX HSG FIN CORP MTG R	4/1/2033	6.180	976,774	983,105
500,000	ELKHART CNTY IND HOSP AUTH REV	8/15/2020	5.250	507,064	505,120
2,000,000	EMERY CNTY UTAH POLLUTN CTL RE	11/1/2023	5.650	2,022,471	2,023,440
1,550,000	ERIE CNTY OHIO HOSP FACS REV	8/15/2032	5.625	1,565,970	1,510,026
500,000	ERIE CNTY OHIO HOSP FACS REV	8/15/2013	6.000	525,162	530,290
250,000	ESCONDIDO CALIF UN HIGH SCH DI ( c)	5/1/2019	6.449	135,572	161,765
500,000	ESTHERVILLE IOWA HOSP REV	7/1/2020	6.300	506,124	512,620
500,000	FAIRFAX CNTY VA REDEV + HSG AU	8/1/2039	5.600	500,000	527,760
250,000	FARGO N D HEALTH SYS REV	6/1/2027	5.375	246,617	250,060
2,933,438	FARGO N D UNIV FACS REV	11/29/2027	5.110	2,937,706	3,261,573
750,000	FARMINGTON N M POLLUTN CTL REV	12/1/2016	5.700	750,000	750,240
250,000	FARMINGTON N M POLLUTN CTL REV	12/1/2016	6.300	250,000	250,155
170,000	FARMINGTON N M POLLUTN CTL REV	4/1/2022	5.800	173,241	170,002
500,000	FARMINGTON N MEX HOSP REV	6/1/2022	5.000	508,898	521,965
739,000	FARMS NEW KENT VA CMNTY DEV	3/1/2036	5.125	739,000	463,346
315,000	FIDDLERS CREEK CMNTY DEV DIST	5/1/2013	5.750	313,734	285,336
400,000	FLAGSTAFF ARIZ	1/1/2022	5.000	400,243	400,696
950,000	FLAGSTAFF ARIZ INDL DEV AUTH R	7/1/2022	5.500	868,461	817,295
495,000	FLORIDA HSG FIN CORP REV	7/1/2033	5.450	495,000	514,112
1,000,000	FLORIDA HSG FIN CORP REV	7/1/2034	5.300	1,000,000	1,029,550
935,000	FOREST CREEK CMNTY DEV DIST (b)	5/1/2011	4.850	934,635	505,807
1,000,000	FOREST GROVE ORE REV	5/1/2030	6.000	982,502	1,027,830
500,000	FORT ML S C SCH FACS CORP	12/1/2030	5.250	496,979	518,390
1,000,000	FORT ML S C SCH FACS CORP	12/1/2029	5.250	992,767	1,039,870
1,000,000	FORT PIERCE FLA CAP IMPT REV	9/1/2025	5.750	984,572	1,139,010
1,000,000	FRANKLIN CNTY OHIO HEALTH CARE	7/1/2035	5.125	580,583	735,250
1,000,000	FRUITA COLO REV	1/1/2018	7.000	964,473	965,320
1,250,000	FULTON CNTY GA DEV AUTH REV	11/1/2028	5.250	1,075,703	1,001,450
330,000	FULTON CNTY PA INDL DEV AUTH	7/1/2011	5.375	329,636	333,884
1,000,000	FYI PROPERTIES WASH LEASE REV	6/1/2034	5.500	980,071	1,096,540
1,128,989	GALVESTON CNTY TEX MUN UTIL	2/23/2010	6.690	1,128,989	1,129,723
500,000	GARDEN GROVE CALIF CTFS PARTN	8/1/2023	5.700	512,219	502,000
400,000	GEISINGER AUTH PA HEALTH SYS	5/1/2037	1.094	400,000	277,900
500,000	GILA CNTY ARIZ UNI SCH DIST NO	7/1/2028	3.000	475,588	541,055

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

September 30, 2009

Face Amount or shares	Security	Maturity date	Coupon rate	Cost	Market Value (a)	Percent of net assets
1,000,000	GOLDEN ST TOB SECURITIZATION ( c)	6/1/2022	1.294	$849,231	920,120
1,000,000	GOLDEN ST TOB SECURITIZATION	6/1/2017	5.000	962,939	1,000,520
1,000,000	GOLDEN ST TOB SECURITIZATION	6/1/2047	5.125	847,848	754,190
1,715,000	GRAND FORKS N D HEALTH CARE FA	12/1/2010	6.625	1,715,000	1,719,648
2,000,000	GRAND FORKS N D HEALTH CARE SY	8/15/2027	5.625	2,000,000	2,000,020
500,000	GRAND VALLEY MICH ST UNIV REV	12/1/2024	5.300	494,821	534,355
1,000,000	GRAVOIS BLUFFS TRANSN DEV DIST	5/1/2032	4.750	708,319	784,310
30,000	GRAVOIS BLUFFS TRANSN DEV DIST	5/1/2018	4.000	29,784	30,050
500,000	GREENS PARKWAY MUN UTIL DIST	9/1/2032	5.500	484,176	511,240
500,000	GUNNISON CNTY COLO	7/15/2019	6.099	509,831	515,630
750,000	HAMILTON CNTY OHIO HEALTH CARE	1/1/2037	5.000	627,977	639,225
500,000	HAMMOND IND REDEV DIST REV	1/15/2017	6.000	500,000	476,410
500,000	HARRIS CNTY TEX DEPT ED PUB FA	2/15/2023	5.750	508,048	549,270
320,000	HARRIS CNTY TEX MUN UTIL DIST	9/1/2018	5.000	320,665	320,086
250,000	HARRISONVILLE MO ANNUAL	11/1/2028	4.625	242,129	242,735
1,500,000	HARTNELL CALIF CMNTY COLLEGE D ( c)	8/1/2034	3.593	619,446	744,825
350,000	HARVEY ILL	12/1/2027	5.500	358,290	342,111
1,000,000	HAWAII ST DEPT BUDGET + FIN	11/15/2023	7.875	966,620	1,092,780
590,000	HAWAII ST DEPT BUDGET + FIN SP	11/15/2029	8.750	581,657	641,147
500,000	HAWAII ST DEPT BUDGET + FIN SP	11/15/2014	6.400	500,000	507,970
360,000	HEALTH CARE AUTH FOR BAPTIST	11/15/2018	5.000	370,821	361,296
1,500,000	HEALTH CARE AUTH FOR BAPTIST	11/15/2036	6.125	1,500,000	1,588,005
1,500,000	HENDERSON NEV LOC IMPT DISTS	9/1/2010	4.500	1,500,000	1,079,340
205,000	HENDERSON NEV LOC IMPT DISTS	9/1/2011	4.300	182,396	199,350
100,000	HERITAGE ISLE AT VIERA CMNTY D	11/1/2009	5.000	99,998	98,287
255,000	HIGHLANDS CNTY FLA HEALTH FACS	11/15/2027	5.000	257,725	259,559
500,000	HILLSBOROUGH CNTY FLA INDL DEV	10/1/2024	5.250	511,691	505,385
500,000	HIMALAYA WTR + SANTN DIST COLO	12/1/2035	5.000	513,131	441,550
250,000	HOLLYWOOD FLA CMNTY REDEV AGY	3/1/2024	5.625	204,004	241,258
2,500,000	HOPKINS CNTY KY HOSP REV	11/15/2011	6.625	2,482,091	2,505,350
500,000	HOPKINS CNTY TEX HOSP DIST	2/15/2023	5.500	487,949	465,020
281,000	HOUMA-TERREBONNE PUB TR FING A	12/1/2040	5.150	293,269	285,946
250,000	HOWARD CNTY MD RETIREMENT	4/1/2027	5.250	255,590	214,118
400,000	HUNTSVILLE-REDSTONE VLG ALA	1/1/2015	5.250	400,000	394,472
500,000	HURON CNTY OHIO HOSP FACS REV	12/1/2022	5.000	501,878	510,500
110,000	IDAHO HEALTH FACS AUTH HOSP	8/1/2010	6.000	110,167	108,646
85,000	IDAHO HSG + FIN ASSN	8/1/2010	5.750	85,000	83,465
245,000	IDAHO HSG + FIN ASSN	8/1/2017	6.250	245,000	204,384
250,000	IDAHO HSG + FIN ASSN	7/1/2021	5.625	249,245	242,558
250,000	IDAHO HSG + FIN ASSN	12/1/2018	5.500	247,325	227,115
250,000	IDAHO HSG + FIN ASSN	6/1/2021	5.500	250,000	240,608
750,000	IDAHO HSG + FIN ASSN	7/1/2021	9.000	750,000	855,173
500,000	IDAHO HSG + FIN ASSN SINGLE	1/1/2040	5.500	500,000	522,430
500,000	IDAHO HSG + FIN ASSN SINGLE	7/1/2038	5.500	500,000	522,210
730,000	ILLINOIS DEV FIN AUTH POLLUTN	3/1/2014	5.500	736,008	730,161
170,000	ILLINOIS DEV FIN AUTH POLLUTN	2/1/2024	5.700	174,026	170,049
250,000	ILLINOIS DEV FIN AUTH REV	5/15/2021	5.500	258,891	250,938
135,000	ILLINOIS DEV FIN AUTH REV	7/1/2019	6.050	135,813	135,130
500,000	ILLINOIS EDL FACS AUTH REVS	10/1/2032	5.700	501,686	505,900
600,000	ILLINOIS FIN AUTH ED REV	9/1/2027	5.000	567,700	437,862
610,000	ILLINOIS FIN AUTH REV	8/15/2026	6.000	624,822	533,171
500,000	ILLINOIS FIN AUTH REV	5/15/2012	5.100	498,781	499,945

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

September 30, 2009

Face Amount or shares	Security	Maturity date	Coupon rate	Cost	Market Value (a)	Percent of net assets
750,000	ILLINOIS FIN AUTH REV	11/15/2035	5.000	$750,000	742,703
375,000	ILLINOIS FIN AUTH REV	4/1/2026	5.000	381,556	349,061
1,000,000	ILLINOIS FIN AUTH REV	11/15/2026	5.250	969,453	886,080
500,000	ILLINOIS FIN AUTH REV	11/15/2016	5.000	512,022	466,920
650,000	ILLINOIS FIN AUTH REV	5/15/2015	5.250	657,861	649,805
250,000	ILLINOIS FIN AUTH REV	5/15/2038	5.750	257,234	224,270
875,000	ILLINOIS FIN AUTH REV	2/1/2037	5.250	873,214	768,189
500,000	ILLINOIS FIN AUTH REV	2/15/2038	5.875	506,103	424,530
150,000	ILLINOIS FIN AUTH REV	12/1/2036	5.000	151,702	126,137
250,000	ILLINOIS FIN AUTH REV	12/1/2021	5.000	255,574	236,030
500,000	ILLINOIS FIN AUTH REV	3/15/2027	5.000	522,474	520,180
750,000	ILLINOIS FIN AUTH REV	5/15/2026	5.750	728,063	600,923
600,000	ILLINOIS FIN AUTH REV	5/15/2012	5.250	602,157	590,316
400,000	ILLINOIS FIN AUTH REV	11/15/2016	5.400	396,479	367,736
1,250,000	ILLINOIS FIN AUTH REV	11/15/2022	5.250	1,247,557	1,287,400
250,000	ILLINOIS FIN AUTH REV	11/15/2026	5.750	252,408	259,673
500,000	ILLINOIS FIN AUTH REV	5/15/2029	5.250	506,927	504,805
350,000	ILLINOIS FIN AUTH REV	8/15/2023	6.000	364,616	368,407
500,000	ILLINOIS FIN AUTH REV	3/1/2038	6.000	484,741	548,195
750,000	ILLINOIS FIN AUTH REV	11/1/2029	6.375	741,128	822,353
440,000	ILLINOIS FIN AUTH SPORTS FAC (b)	12/1/2035	7.000	436,647	110,233
500,000	ILLINOIS FIN AUTH SPORTS FAC	10/1/2037	6.250	483,961	320,775
750,000	ILLINOIS FIN AUTH SPORTS FAC	10/1/2027	6.125	730,071	501,248
500,000	ILLINOIS HEALTH FACS AUTH REV	8/1/2017	5.250	506,392	499,980
750,000	ILLINOIS HEALTH FACS AUTH REV	8/15/2028	5.375	736,921	750,743
500,000	ILLINOIS HEALTH FACS AUTH REV	7/1/2033	6.000	519,065	506,970
500,000	ILLINOIS HEALTH FACS AUTH REV	2/15/2037	5.150	501,588	509,100
2,100,000	ILLINOIS HEALTH FACS AUTH REV	8/15/2033	5.100	2,147,253	2,137,065
750,000	ILLINOIS HEALTH FACS AUTH REV	5/15/2014	6.250	751,669	751,350
500,000	ILLINOIS HSG DEV AUTH MULTI	7/1/2028	4.800	500,000	502,535
250,000	INDEPENDENCE MO THIRTY-NINTH	9/1/2032	6.875	250,000	242,560
500,000	INDIANA BD BK REV	2/1/2029	5.500	490,062	548,935
250,000	INDIANA HEALTH + EDL FAC FING	11/15/2025	5.250	255,092	241,028
500,000	INDIANA HEALTH + EDL FAC FING	11/15/2035	5.250	475,511	447,780
500,000	INDIANA HEALTH + EDL FAC FING	2/15/2036	5.250	502,721	466,875
1,000,000	INDIANA HEALTH + EDL FAC FING	2/15/2030	5.250	733,661	965,960
1,750,000	INDIANA HEALTH + EDL FAC FING	3/1/2022	5.500	1,610,501	1,801,415
500,000	INDIANA HEALTH FAC FING AUTH H	2/15/2017	5.125	491,574	501,265
350,000	INDIANA HEALTH FAC FING AUTH H	2/15/2018	5.250	358,742	350,994
1,315,000	INDIANA HEALTH FAC FING AUTH R	8/15/2018	5.000	1,175,817	1,312,133
280,000	INDIANA ST DEV FIN AUTH POLLUT	3/1/2030	5.000	280,944	280,143
250,000	INDUSTRY CALIF URBAN DEV AGY	5/1/2021	4.750	254,261	247,358
750,000	INGLEWOOD CALIF REDEV AGY TAX	5/1/2014	5.250	727,672	776,183
300,000	INTERCOMMUNITY HOSP FING AUTH	11/1/2019	5.250	310,389	294,465
200,000	INTERLOCKEN MET DIST COLO	12/15/2019	5.750	204,918	202,160
976,715	INTERMEDIATE SCH DIST 287 MINN	1/1/2028	5.460	996,279	983,377
5,843,197	INTERMEDIATE SCH DIST 287 MINN	11/1/2032	5.295	5,587,579	6,175,499
200,000	IOWA FIN AUTH RETIREMENT CMNTY	11/15/2009	4.250	199,940	199,922
200,000	IOWA FIN AUTH RETIREMENT CMNTY	11/15/2011	4.750	199,003	200,254
145,000	IOWA FIN AUTH SR HSG REV	11/1/2011	5.000	145,000	143,470
400,000	IOWA FIN AUTH SR HSG REV	12/1/2014	5.000	397,638	345,068
500,000	IOWA FIN AUTH SR LIVING FAC	11/15/2027	5.500	510,165	357,100

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

September 30, 2009

Face Amount or shares	Security	Maturity date	Coupon rate	Cost	Market Value (a)	Percent of net assets
1,000,000	JACKSON CNTY MICH HOSP FIN	6/1/2017	5.250	$952,903	999,920
475,000	JACKSONVILLE FLA ECONOMIC DEV	9/1/2017	6.000	475,000	492,214
1,000,000	JACKSONVILLE FLA HEALTH FACS A	11/1/2027	5.000	957,548	992,900
500,000	JACKSONVILLE FLA HEALTH FACS A	11/1/2022	5.000	495,246	515,745
400,000	JEFFERSON CNTY ALA MULTIFAMILY	9/1/2012	5.400	395,899	400,700
1,500,000	JEFFERSON CNTY KY MTG REV	11/15/2013	6.125	1,500,000	1,502,130
215,000	JEFFERSON PARISH LA FIN AUTH	6/1/2033	5.000	226,465	221,216
1,250,000	JEFFERSON PARISH LA FIN AUTH	6/1/2038	5.000	1,311,477	1,254,588
250,000	JEFFERSON PARISH LA FIN AUTH	12/1/2048	5.700	262,656	274,550
700,000	JOPLIN MO INDL DEV AUTH INDL R	5/15/2017	5.500	708,642	622,727
190,000	JUBAN PARC CMNTY DEV DEV DIST	10/1/2014	5.150	190,000	166,393
2,220,000	KALISPEL TRIBE INDIANS	1/1/2016	6.200	2,157,343	2,108,512
1,000,000	KANSAS ST DEV FIN AUTH HOSP RE	11/15/2029	5.500	976,158	1,078,860
700,000	KATY TEX DEV AUTH REV	6/1/2011	5.800	693,045	700,077
1,000,000	KENT HOSP FIN AUTH MICH REV	7/1/2035	6.000	1,063,396	825,010
250,000	KENTUCKY ECONOMIC DEV FIN AUTH	10/1/2012	6.250	253,324	260,558
750,000	KENTUCKY ECONOMIC DEV FIN AUTH	10/1/2018	6.000	728,676	796,500
500,000	KENTUCKY ECONOMIC DEV FIN AUTH	11/20/2035	5.375	500,000	531,685
200,000	KENTUCKY ECONOMIC DEV FIN AUTH	12/1/2033	6.000	198,466	221,022
500,000	KENTUCKY HSG CORP HSG REV	7/1/2039	5.150	500,000	515,930
250,000	KENTWOOD MICH ECONOMIC DEV	11/15/2014	5.250	248,537	235,400
2,705,000	KERRVILLE TEX HEALTH FACS DEV	8/15/2035	5.450	2,694,261	2,510,538
750,000	KING CNTY WASH HSG AUTH REV	5/1/2028	5.200	750,000	789,345
900,000	KLICKITAT CNTY WASH PUB HOSP	12/1/2020	6.000	828,386	877,779
750,000	KNOX CNTY TENN HEALTH EDL + HS	4/15/2031	6.500	635,341	774,060
500,000	KNOX CNTY TENN HEALTH EDL + HS	4/1/2027	5.250	514,015	494,365
500,000	LA VERNIA TEX HIGHER ED FIN CO	2/15/2018	6.000	500,000	475,645
1,743,000	LAFAYETTE LA PUB TR FING AUTH	1/1/2041	5.350	1,793,009	1,794,262
360,000	LAKE ASHTON II CMNTY DEV DIST	11/1/2010	4.875	360,168	310,871
650,000	LAKELAND FLA HOSP SYS REV	11/15/2032	5.000	661,159	634,296
250,000	LAKELAND FLA RETIREMENT CMNTY	1/1/2019	5.875	250,000	249,180
750,000	LAKESIDE 370 LEVEE DIST MO	4/1/2028	7.000	750,000	752,318
750,000	LANCASTER CALIF REDEV AGY TAX	8/1/2024	6.000	736,954	801,045
400,000	LANCASTER CNTY PA HOSP AUTH RE	7/1/2012	5.200	399,788	400,412
400,000	LANGSTON OKLA ECONOMIC DEV	5/1/2026	5.250	413,433	359,420
2,000,000	LAS VEGAS NEV REDEV AGY TAX IN	6/15/2023	7.500	1,978,646	2,287,820
250,000	LEE CNTY FLA INDL DEV AUTH HEA	11/15/2029	5.000	255,228	210,213
750,000	LEE CNTY FLA INDL DEV AUTH IND	6/15/2027	5.250	754,192	567,960
900,000	LEE CNTY S C SCH FACS INC	12/1/2031	6.000	866,909	844,434
250,000	LEHIGH CNTY PA GEN PURP AUTH	8/15/2042	1.315	250,000	157,438
200,000	LEWISVILLE TEX COMBINATION CON	9/1/2028	5.700	130,660	194,800
45,000	LEWISVILLE TEX INDPT SCH DIST	8/15/2025	5.000	45,470	47,651
1,750,000	LOMBARD ILL PUB FACS CORP	1/1/2036	5.250	1,782,296	1,753,553
500,000	LOMBARD ILL PUB FACS CORP	1/1/2015	6.375	500,000	466,030
300,000	LOMBARD ILL PUB FACS CORP	1/1/2025	5.500	317,971	221,961
550,000	LOMBARD ILL PUB FACS CORP	1/1/2030	5.500	579,235	384,071
250,000	LOMPOC CALIF HEALTHCARE DIST	8/1/2034	5.000	253,206	250,303
320,000	LORAIN CNTY OHIO HOSP REV	9/1/2016	5.625	324,527	320,550
330,000	LORAIN CNTY OHIO HOSP REV	9/1/2027	5.500	336,210	330,215
1,000,000	LOS ANGELES CALIF CMNTY COLLEG	8/1/2033	6.000	1,034,587	1,178,820
400,000	LOS ANGELES CALIF CTFS PARTN	2/1/2018	5.700	351,445	400,436
1,250,000	LOS ANGELES CALIF HSG AUTH	6/1/2029	5.000	1,088,555	1,185,425

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

September 30, 2009

Face Amount or shares	Security	Maturity date	Coupon rate	Cost	Market Value (a)	Percent of net assets
500,000	LOUDOUN CNTY VA INDL DEV AUTH	8/1/2028	7.000	$500,000	507,230
355,000	LOUISIANA HSG FIN AGY SINGLE	6/1/2038	5.850	380,686	377,429
210,000	LOUISIANA HSG FIN AGY SINGLE	12/1/2022	4.800	210,000	220,212
1,625,000	LOUISIANA HSG FIN AGY SINGLE	12/1/2038	5.700	1,711,284	1,676,139
235,000	LOUISIANA HSG FIN AGY SINGLE	6/1/2039	5.600	243,004	253,180
495,000	LOUISIANA HSG FIN AGY SINGLE	6/1/2040	6.550	523,579	536,085
500,000	LOUISIANA HSG FIN AGY SINGLE	12/1/2034	5.100	500,000	513,410
465,000	LOUISIANA LOC GOVT ENVIR FACS	6/20/2028	8.000	465,000	389,577
400,000	LOUISIANA LOC GOVT ENVIR FACS	11/1/2032	6.750	400,000	389,668
500,000	LOUISIANA PUB FACS AUTH HOSP R	7/1/2024	6.750	520,488	540,505
500,000	LOUISIANA PUB FACS AUTH REV	2/15/2036	0.995	500,000	328,625
15,000	LUBBOCK TEX HEALTH FACS DEV	1/20/2010	5.000	15,000	15,129
105,000	LUBBOCK TEX HEALTH FACS DEV	3/20/2012	5.000	105,000	109,559
350,000	LUCAS CNTY OHIO HEALTH CARE	8/15/2015	6.375	342,631	358,306
1,500,000	LUZERNE CNTY PA	11/1/2026	7.000	1,607,845	1,717,365
150,000	LYNN HAVEN FLA CAP IMPT REV	12/1/2016	5.000	150,000	150,494
626,479	LYONS COLO REV	11/30/2016	4.750	632,319	571,111
250,000	MADEIRA CMNTY DEV DIST FLA SPL	11/1/2014	5.250	249,548	128,448
460,000	MADISON CNTY FLA REV	7/1/2025	6.000	453,088	350,998
210,000	MADISON CNTY NY INDL DEV AGY C	2/1/2017	4.500	207,025	200,869
250,000	MAGNOLIA CREEK FLA CMNTY DEV D	5/1/2014	5.600	250,000	162,350
1,000,000	MAINE EDL LN AUTH STUDENT LN R	12/1/2027	5.625	1,000,000	1,059,180
1,000,000	MALTA ILL TAX INCREMENT REV	12/30/2025	5.750	1,000,000	622,230
250,000	MANCHESTER N H HSG + REDEV	1/1/2015	6.750	262,291	253,548
500,000	MANCHESTER N H HSG + REDEV ( c)	1/1/2020	5.248	287,142	280,165
557,000	MANHATTAN ILL SPL SVC AREA SPL	3/1/2022	5.750	557,000	353,171
500,000	MANSFIELD OHIO	12/1/2024	6.000	529,200	562,455
2,000,000	MANTECA CALIF FING AUTH SWR	12/1/2033	5.000	1,853,620	1,908,400
500,000	MARICOPA CNTY ARIZ ELEM SCH	7/1/2020	6.250	513,494	592,200
300,000	MARICOPA CNTY ARIZ ELEM SCH	7/1/2024	8.000	308,708	331,626
1,000,000	MARICOPA CNTY ARIZ UNI SCH DIS	7/1/2026	6.250	1,020,125	1,162,460
235,000	MARION CNTY IND CONVENTION + R	6/1/2027	5.000	222,681	235,752
2,500,000	MARION CNTY OHIO HEALTH CARE F	11/15/2010	6.375	2,482,388	2,502,150
500,000	MARQUIS CMNTY DEV AUTH VA REV	9/1/2013	5.100	500,000	453,555
180,000	MARYLAND ST ECONOMIC DEV CORP	12/1/2011	4.750	179,264	162,236
500,000	MARYLAND ST HEALTH + HIGHER	1/1/2027	4.625	461,592	487,090
240,000	MARYLAND ST HEALTH + HIGHER	1/1/2017	5.000	240,000	221,640
450,000	MARYLAND ST HEALTH + HIGHER	7/1/2029	6.750	440,374	541,418
500,000	MASHANTUCKET WESTERN PEQUOT TR	9/1/2036	5.500	509,221	299,370
250,000	MASSACHUSETTS ST	5/1/2037	0.894	250,000	186,188
460,000	MASSACHUSETTS ST DEV FIN AGY	10/1/2017	5.000	467,562	432,299
1,750,000	MASSACHUSETTS ST DEV FIN AGY	10/1/2017	5.000	1,636,776	1,783,513
750,000	MASSACHUSETTS ST HEALTH + EDL	7/1/2016	5.500	762,527	659,940
464,000	MASSACHUSETTS ST HEALTH + EDL	10/1/2017	6.000	470,296	466,339
2,480,000	MASSACHUSETTS ST HEALTH + EDL	7/1/2013	7.300	2,480,000	2,486,448
350,000	MASSACHUSETTS ST HEALTH + EDL	11/15/2009	5.125	350,185	350,434
1,050,000	MASSACHUSETTS ST HEALTH + EDL	1/15/2012	5.125	1,046,047	1,061,855
235,000	MASSACHUSETTS ST HEALTH + EDL	7/1/2028	5.000	241,707	235,585
1,000,000	MASSACHUSETTS ST HSG FIN AGY H	12/1/2033	5.350	1,000,000	1,034,260
100,000	MASSACHUSETTS ST INDL FIN AGY	9/1/2017	5.450	100,000	100,100
145,000	MASSACHUSETTS ST TPK AUTH MET	1/1/2027	5.000	147,205	145,036
225,000	MASSACHUSETTS ST TPK AUTH MET	1/1/2029	5.250	231,533	225,115

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

September 30, 2009

Face Amount or shares	Security	Maturity date	Coupon rate	Cost	Market Value (a)	Percent of net assets
500,000	MASSACHUSETTS ST TPK AUTH MET	1/1/2017	5.125	$508,136	500,615
1,000,000	MASSACHUSETTS ST TPK AUTH WEST	1/1/2017	5.550	1,001,748	1,004,260
265,000	MATAGORDA CNTY TEX NAV DIST NO	6/1/2026	5.250	270,885	265,019
80,000	MATAGORDA CNTY TEX NAV DIST NO	6/1/2026	5.250	80,671	80,835
510,000	MATTESON ILL TAX INCREMENT REV	12/1/2009	4.250	510,000	509,138
1,750,000	MC ALESTER OKLA PUB WKS AUTH U ( c)	2/1/2030	5.480	580,245	561,943
200,000	MEAD VLG NEB TAX INCREMENT REV	7/1/2012	5.125	200,000	99,492
500,000	MESQUITE NEV REDEV AGY TAX	6/1/2014	5.750	494,949	508,045
500,000	MESQUITE TEX HEALTH FACS DEV C	2/15/2015	5.000	502,312	495,565
855,000	MET GOVT NASHVILLE + DAVIDSON (b)	6/20/2036	10.000	855,000	549,979
1,830,000	MET GOVT NASHVILLE + DAVIDSON (b)	12/20/2040	7.500	1,830,000	1,442,058
1,070,000	MET GOVT NASHVILLE + DAVIDSON (b)	12/20/2020	8.000	1,070,000	937,095
500,000	METROPOLITAN PIER + EXPOSITION	6/15/2027	6.500	500,000	501,305
2,000,000	METROPOLITAN WASHINGTON D C AR ( c)	10/1/2041	1.425	1,269,487	1,438,800
500,000	MIAMI BEACH FLA HEALTH FACS	11/15/2028	5.375	505,576	417,325
500,000	MIAMI CNTY OHIO HOSP FAC	5/15/2018	5.250	510,574	516,620
1,500,000	MIAMI-DADE CNTY FLA SPL OBLIG ( c)	10/1/2026	6.250	526,973	569,295
750,000	MIAMI-DADE CNTY FLA WTR + SWR	10/1/2023	6.000	762,426	865,530
1,000,000	MICHIGAN MUN BD AUTH REV	5/1/2023	5.750	1,033,393	1,117,060
750,000	MICHIGAN PUB EDL FACS AUTH REV	9/1/2016	6.000	750,000	739,965
300,000	MICHIGAN PUB EDL FACS AUTH REV	9/1/2022	5.000	300,000	252,900
500,000	MICHIGAN PUB EDL FACS AUTH REV	10/1/2023	6.250	500,000	432,760
500,000	MICHIGAN PUB EDL FACS AUTH REV	11/1/2028	6.350	500,000	504,980
500,000	MICHIGAN PUB EDL FACS AUTH REV	9/1/2021	8.000	500,000	542,370
175,000	MICHIGAN ST HOSP FIN AUTH REV	6/1/2028	5.000	178,149	172,897
220,000	MICHIGAN ST HOSP FIN AUTH REV	11/15/2009	4.000	219,850	219,826
1,000,000	MICHIGAN ST HOSP FIN AUTH REV	12/1/2023	6.125	988,315	1,138,650
545,000	MICHIGAN ST HSG DEV AUTH RENTA	10/1/2038	5.700	545,000	572,386
625,000	MICHIGAN ST HSG DEV AUTH RENTA	10/1/2020	5.375	596,146	663,688
1,000,000	MICHIGAN ST HSG DEV AUTH RENTA	10/1/2034	5.625	1,000,000	1,038,990
1,000,000	MICHIGAN ST STRATEGIC FD LTD	9/1/2029	5.450	1,057,286	1,007,550
280,000	MICHIGAN TOB SETTLEMENT FIN	6/1/2022	5.125	262,788	263,421
500,000	MIDCITIES MET DIST NO 2 COLO	12/1/2030	5.125	500,614	458,545
1,000,000	MIDLOTHIAN TEX DEV AUTH TAX	11/15/2016	5.000	996,997	1,034,450
350,000	MILLCREEK RICHLAND JT AUTH PA	8/1/2022	5.250	270,696	355,366
500,000	MILLSBORO DEL SPL OBLG	7/1/2036	5.450	500,000	329,695
554,586	MINNESOTA ST HIGHER ED FACS	10/1/2016	4.493	558,668	555,795
235,000	MINNESOTA ST HSG FIN AGY	1/1/2020	5.000	224,983	239,124
435,000	MISSISSIPPI HOME CORP SINGLE F	6/1/2039	6.750	462,447	480,318
500,000	MISSOURI DEV FIN BRD	6/1/2029	5.625	486,340	522,135
500,000	MISSOURI ST DEV FIN BRD INFRAS	4/1/2028	4.750	484,987	488,565
250,000	MISSOURI ST DEV FIN BRD INFRAS	4/1/2025	5.125	252,853	256,813
500,000	MISSOURI ST DEV FIN BRD INFRAS	10/1/2027	6.125	483,824	521,960
500,000	MISSOURI ST DEV FIN BRD INFRAS	4/1/2027	6.000	507,025	515,770
500,000	MISSOURI ST DEV FIN BRD INFRAS	11/1/2025	5.500	491,587	521,560
980,000	MISSOURI ST HEALTH + EDL FACS	2/1/2022	5.125	1,010,925	961,929
500,000	MISSOURI ST HEALTH + EDL FACS	2/1/2027	4.875	505,369	446,295
485,000	MISSOURI ST HSG DEV COMMN SING	9/1/2034	5.250	481,665	500,627
450,000	MISSOURI ST HSG DEV COMMN SING	9/1/2034	5.350	450,000	469,251
475,000	MODESTO CALIF IRR DIST CTFS PA	7/1/2022	5.300	448,721	475,162
1,000,000	MOHAVE CNTY ARIZ INDL DEV AUTH	5/1/2015	7.250	991,850	1,076,660
225,000	MONROE-MCKEEN PLAZA HSG DEV CO	2/1/2012	6.800	225,674	225,668

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

September 30, 2009

Face Amount or shares	Security	Maturity date	Coupon rate	Cost	Market Value (a)	Percent of net assets
1,550,000	MONTANA ST BRD HSG	12/1/2039	5.500	$1,550,284	1,612,713
250,000	MONTGOMERY ALA EDL BLDG AUTH F	10/1/2032	5.250	260,074	241,898
250,000	MONTGOMERY ALA MED CLINIC BRD	3/1/2031	5.250	255,442	223,125
1,500,000	MONTGOMERY CNTY OHIO HEALTH	9/20/2032	6.550	1,456,598	1,550,370
750,000	MONTGOMERY CNTY OHIO REV	11/15/2039	5.250	750,000	796,770
500,000	MONTGOMERY CNTY PA INDL DEV AU	12/1/2017	6.250	498,890	497,265
375,000	MONTGOMERY CNTY PA INDL DEV AU	2/1/2028	6.125	369,920	277,924
650,000	MONTGOMERY CNTY PA INDL DEV AU	2/1/2014	5.375	646,901	602,810
240,000	MONTGOMERY ILL SPL ASSMT	3/1/2030	4.700	240,185	205,454
800,000	MOUNT CARBON MET DIST COLO REV	6/1/2043	7.000	800,000	232,000
200,000	MOUNT CARBON MET DIST COLO REV ( c) (e)	6/1/2043	8.000	-	-
400,000	NASSAU CNTY N Y INDL DEV AGY	1/1/2018	5.875	396,774	405,356
500,000	NEVADA HSG DIV SINGLE FAMILY	10/1/2039	5.375	500,000	520,570
155,000	NEW HAMPSHIRE HEALTH + ED FACS	7/1/2014	5.000	155,378	164,255
140,000	NEW HAMPSHIRE HEALTH + ED FACS	7/1/2011	5.000	140,393	142,173
480,000	NEW HAMPSHIRE HEALTH + ED FACS	7/1/2016	5.000	478,352	476,981
500,000	NEW HAMPSHIRE HEALTH + ED FACS	8/1/2038	6.000	489,910	534,030
570,000	NEW HAMPSHIRE HGR EDL + HLTH F	10/1/2010	5.700	570,000	571,813
965,000	NEW HAMPSHIRE ST HSG FIN AUTH	7/1/2038	6.625	1,019,228	1,072,916
750,000	NEW HAMPSHIRE ST HSG FIN AUTH	7/1/2034	5.375	750,000	777,315
300,000	NEW JERSEY ECONOMIC DEV AUTH	1/1/2015	5.000	297,268	296,571
235,000	NEW JERSEY HEALTH CARE FACS FI	2/1/2021	5.000	240,274	239,876
490,000	NEW JERSEY HEALTH CARE FACS FI	11/15/2033	1.095	490,000	329,403
415,000	NEW JERSEY HEALTH CARE FACS FI	7/1/2015	5.750	408,016	431,409
2,500,000	NEW JERSEY HEALTH CARE FACS FI	7/1/2016	6.250	2,500,000	2,503,575
750,000	NEW JERSEY ST EDL FACS AUTH	12/1/2023	7.125	738,441	870,953
500,000	NEW JERSEY ST HIGHER ED ASSIST	6/1/2024	5.375	497,224	540,890
2,500,000	NEW JERSEY ST HIGHER ED ASSIST	6/1/2027	5.000	2,496,286	2,667,700
30,000	NEW MEXICO MTG FIN AUTH	1/1/2026	6.950	31,499	30,720
1,000,000	NEW MEXICO MTG FIN AUTH	9/1/2029	5.000	1,000,000	1,030,260
1,045,000	NEW MEXICO MTG FIN AUTH	3/1/2036	5.450	1,045,000	1,087,908
250,000	NEW MEXICO ST HOSP EQUIP LN CO	8/15/2017	5.000	249,186	223,875
250,000	NEW ORLEANS LA AVIATION BRD RE	1/1/2023	6.000	249,080	288,963
230,000	NEW ORLEANS LA SEW SVC REV	6/1/2010	5.200	230,751	230,140
750,000	NEW ORLEANS LA SEW SVC REV	6/1/2024	6.000	739,172	806,295
500,000	NEW RIVER CMNTY DEV DIST FLA (b)	5/1/2013	5.000	498,880	223,380
155,000	NEW YORK CNTYS TOB TR IV	6/1/2021	4.250	153,586	147,388
640,000	NEW YORK N Y CITY HSG DEV CORP	11/1/2024	5.100	547,513	664,320
250,000	NEW YORK N Y CITY INDL DEV AGY	1/1/2029	6.125	246,511	297,075
350,000	NEW YORK ST DORM AUTH REVS	7/1/2019	6.875	363,611	360,392
1,000,000	NEW YORK ST DORM AUTH REVS	8/15/2024	6.450	998,314	1,077,410
990,000	NEW YORK ST DORM AUTH REVS	7/1/2015	6.050	990,000	992,406
750,000	NEW YORK ST DORM AUTH REVS NON	7/1/2029	6.250	762,554	860,693
1,820,000	NEW YORK ST MED CARE FACS FIN	2/15/2035	6.375	1,802,064	1,824,605
960,000	NEW YORK ST MED CARE FACS FIN	8/15/2023	6.300	960,000	962,986
250,000	NEW YORK ST URBAN DEV CORP	7/1/2016	5.500	250,000	250,903
500,000	NOBLESVILLE IND REDEV AUTH	2/1/2031	5.125	495,173	527,770
325,000	NORCO CALIF REDEV AGY TAX ALLO	3/1/2021	6.250	323,656	359,229
500,000	NORTH CAROLINA MED CARE COMMN	10/1/2034	5.800	541,345	492,220
500,000	NORTH CAROLINA MED CARE COMMN	10/1/2020	5.500	510,991	502,490
1,300,000	NORTH CAROLINA MED CARE COMMN	10/1/2035	4.750	1,300,000	1,284,413
250,000	NORTH CAROLINA MED CARE COMMN	1/1/2032	5.250	248,685	190,533

(continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

September 30, 2009

Face Amount or shares	Security	Maturity date	Coupon rate	Cost	Market Value (a)	Percent of net assets
500,000	NORTH CAROLINA MUN PWR AGY NO	1/1/2020	6.500	$501,099	512,750
1,000,000	NORTH CENT TEX HEALTH FAC DEV	5/15/2017	5.000	1,004,537	1,008,570
2,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2039	5.450	2,000,000	2,077,860
1,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2034	5.350	1,000,000	1,034,580
400,000	NORTHERN MARIANA ISLANDS	10/1/2022	5.000	403,247	334,900
750,000	NORTH OAKS MINN SR HSG REV	10/1/2022	5.750	739,865	747,623
350,000	NORTH RANGE MET DIST NO 1 COLO	12/15/2024	5.000	361,301	278,940
500,000	NORTH TEX TWY AUTH DALLAS NORT	1/1/2025	6.000	500,000	565,510
250,000	NORTH TEX TWY AUTH REV	1/1/2031	6.125	254,194	266,438
1,000,000	NORTH TEX TWY AUTH REV ( c)	1/1/2028	5.900	346,116	370,790
1,000,000	NORTH TEX TWY AUTH REV ( c)	1/1/2042	1.154	689,988	776,350
3,000,000	NORTHEAST TEX MUN WTR DIST ( c)	9/1/2027	8.519	675,277	844,320
500,000	NORTHEASTERN PA HOSP + ED AUTH	8/15/2016	5.150	501,888	500,445
500,000	NORTHERN CALIF GAS AUTH NO 1	7/1/2027	1.120	500,000	394,375
220,000	NORTHERN CALIF PWR AGY PUB PWR	7/1/2032	5.200	224,296	220,884
300,000	OAK ISLAND N C ENTERPRISE SYS	6/1/2028	5.750	293,262	335,106
300,000	OAK ISLAND N C ENTERPRISE SYS	6/1/2029	5.875	295,674	336,534
250,000	OAKLAND CALIF UNI SCH DIST ALA	8/1/2024	5.000	259,095	251,743
100,000	OAKRIDGE CMNTY DEV DIST FLA	5/1/2018	5.250	100,589	101,106
500,000	OHIO ST HIGHER EDL FAC REV	12/1/2024	5.500	508,956	557,475
755,000	OHIO ST HSG FIN AGY RESIDENTIA	9/1/2028	6.125	755,208	835,143
500,000	OHIO ST HSG FIN AGY RESIDENTIA	9/1/2033	5.450	500,000	520,165
750,000	OHIO ST HSG FIN AGY RESIDENTIA	9/1/2033	5.400	750,000	779,003
250,000	OKANOGAN CNTY WASH PUB HOSP	12/1/2023	5.625	262,418	261,755
500,000	OKLAHOMA DEV FIN AUTH	6/1/2014	5.250	500,000	536,920
980,000	OKLAHOMA HSG FIN AGY SINGLE	9/1/2038	6.500	1,040,258	1,076,040
500,000	OKLAHOMA HSG FIN AGY SINGLE	3/1/2032	5.150	500,000	515,795
500,000	OLIVER CNTY N D POLLUTN CTL RE	1/1/2027	5.300	501,437	503,875
1,000,000	ORANGE CNTY FLA HEALTH FACS AU	10/1/2021	6.250	983,311	1,140,960
500,000	OREGON HEALTH SCIENCES UNIV RE	7/1/2039	5.750	485,437	536,205
600,000	OREGON ST	10/1/2031	5.125	595,543	609,630
500,000	ORLANDO FLA CMNTY REDEV AGY TA	9/1/2021	5.250	509,283	542,345
500,000	ORLEANS PARISH LA PARISHWIDE S	9/1/2020	5.500	500,000	500,065
520,000	ORLEANS PARISH LA SCH BRD ( c)	2/1/2015	5.586	382,478	372,814
1,000,000	PALM BAY FLA UTIL REV ( c)	10/1/2031	5.920	277,080	291,670
675,000	PALM BEACH CNTY FL HEALTH FACS	11/15/2029	5.125	683,616	641,230
615,000	PALM BEACH CNTY FLA HEALTH FAC	10/1/2011	5.500	616,247	615,806
1,000,000	PALM BEACH CNTY FLA HEALTH FAC	11/15/2022	5.375	909,794	930,810
175,000	PANTHER TRACE II FLA CMNTY DEV	11/1/2010	5.000	175,263	168,879
400,000	PAOLI IND BLDG CORP	1/15/2032	5.000	404,845	401,424
630,000	PARKLANDS LEE CMNTY DEV DIST (b)	5/1/2011	5.125	629,750	335,796
1,665,000	PATTERSON CALIF JT UNI SCH DIS ( c)	8/1/2027	6.548	527,817	627,572
750,000	PELL CITY ALA SPL CARE FACS FI	12/1/2027	5.250	616,978	728,573
1,500,000	PENNSYLVANIA ECONOMIC DEV FING	10/15/2023	6.250	1,465,632	1,594,200
1,300,000	PENNSYLVANIA ST HIGHER EDL	3/15/2030	5.750	1,205,975	1,300,624
500,000	PENNSYLVANIA ST HIGHER EDL	7/1/2039	1.050	500,000	268,625
75,000	PENNSYLVANIA ST HIGHER EDL FAC	11/15/2016	5.875	78,980	72,727
1,000,000	PENNSYLVANIA ST TPK COMMN TPK ( c)	6/1/2033	1.774	658,417	761,170
2,000,000	PEORIA ILL PUB BLDG COMMN SCH ( c)	12/1/2021	5.601	1,021,374	1,125,300
5,000,000	PEORIA ILL PUB BLDG COMMN SCH ( c)	12/1/2026	6.233	1,742,301	1,910,950
500,000	PEORIA ILL PUB BLDG COMMN SCH ( c)	12/1/2022	6.149	225,269	257,960
135,000	PHOENIX ARIZ STR + HWY USER RE	7/1/2011	6.250	136,550	135,598

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

September 30, 2009

Face Amount or shares	Security	Maturity date	Coupon rate	Cost	Market Value (a)	Percent of net assets
245,000	PIMA CNTY ARIZ INDL DEV AUTH	7/1/2024	6.100	$240,914	215,460
200,000	PIMA CNTY ARIZ INDL DEV AUTH	12/15/2016	5.250	198,218	185,990
450,000	PIMA CNTY ARIZ INDL DEV AUTH	2/1/2015	7.250	450,000	449,987
130,000	PIMA CNTY ARIZ INDL DEV AUTH	8/1/2012	6.250	130,000	131,700
325,000	PIMA CNTY ARIZ INDL DEV AUTH	2/1/2015	6.625	325,000	313,879
115,000	PIMA CNTY ARIZ INDL DEV AUTH	7/1/2012	5.000	114,851	111,405
1,290,000	PIMA CNTY ARIZ INDL DEV AUTH	7/1/2031	6.750	934,023	1,175,912
150,000	PIMA CNTY ARIZ INDL DEV AUTH	7/1/2023	5.700	154,223	127,401
375,000	PIMA CNTY ARIZ INDL DEV AUTH	6/1/2016	6.000	375,000	354,098
1,200,000	PIMA CNTY ARIZ INDL DEV AUTH	12/1/2017	5.350	1,074,657	1,120,680
465,000	PIMA CNTY ARIZ INDL DEV AUTH	7/1/2014	4.650	464,012	428,474
250,000	PIMA CNTY ARIZ INDL DEV AUTH	6/1/2022	5.000	253,960	211,785
500,000	PIMA CNTY ARIZ INDL DEV AUTH	7/1/2022	5.375	505,252	439,435
205,000	PIMA CNTY ARIZ INDL DEV AUTH	7/1/2015	5.125	204,232	197,663
500,000	PIMA CNTY ARIZ INDL DEV AUTH	12/1/2018	6.375	500,000	490,615
500,000	PINAL CNTY ARIZ CTFS PARTN	12/1/2023	5.250	474,101	515,695
500,000	PINAL CNTY ARIZ INDL DEV AUTH	10/1/2020	5.250	523,355	497,110
300,000	PINAL CNTY ARIZ INDL DEV AUTH	10/1/2018	5.250	247,775	304,032
381,000	PINGREE GROVE ILL SPL SVC AREA	3/1/2015	5.250	378,664	334,857
225,000	PITT CNTY N C REV	12/1/2010	5.375	228,494	233,611
1,000,000	PITTSBURG CALIF REDEV AGY TAX	9/1/2028	6.500	976,506	1,112,920
250,000	PLAINFIELD IND CMNTY HIGH SCH	7/15/2023	5.000	247,292	266,923
500,000	PLEASANT VALLEY CALIF SCH DIST	2/1/2022	5.850	498,096	576,470
750,000	PLEASANTS CNTY W VA POLLUTN CT	5/1/2015	6.150	782,394	750,848
750,000	PORT CORPUS CHRISTI AUTH TEX	12/1/2022	5.650	750,000	766,283
1,750,000	PORT EVERGLADES AUTH FLA PORT	9/1/2016	5.000	1,754,229	1,817,358
520,000	PORTLAND ME HSG DEV CORP	8/1/2015	4.875	520,000	507,723
250,000	PORTLAND ME HSG DEV CORP	8/1/2021	5.700	250,000	240,008
500,000	POTTER COUNTY PA HOSP AUTH REV	8/1/2016	5.950	503,060	500,405
105,000	PRIVATE COLLEGES + UNIVS AUTH	10/1/2029	5.375	105,198	99,401
250,000	PROVIDENCE R I HSG AUTH HSG	9/1/2026	5.000	255,620	277,465
500,000	PROVIDENCE R I HSG AUTH HSG	9/1/2027	5.000	508,956	551,710
250,000	PROVO UTAH CHARTER SCH REV	6/15/2037	5.500	250,000	198,260
450,000	PUERTO RICO COMWLTH HWY + TRAN	7/1/2045	0.930	450,000	220,388
500,000	PUERTO RICO ELEC PWR AUTH PWR	7/1/2025	1.080	500,000	360,625
500,000	PUERTO RICO SALES TAX FING	8/1/2057	1.254	500,000	324,875
750,000	QUAIL CREEK CMNTY FACS DIST	7/15/2016	5.150	750,000	689,850
750,000	QUINAULT INDIAN NATION WASH	12/1/2015	5.800	745,326	654,053
400,000	RENO NEV HOSP REV	6/1/2032	5.250	412,962	378,192
500,000	RENO NEV HOSP REV	6/1/2020	5.500	508,595	537,875
750,000	RENO-SPARKS INDIAN COLONY NEV	6/1/2021	5.000	766,279	766,583
500,000	RHODE ISLAND HSG + MTG FIN COR	10/1/2038	5.625	500,000	524,255
500,000	RHODE ISLAND ST HEALTH + EDL	5/15/2030	6.250	493,117	551,270
250,000	RHODE ISLAND ST HEALTH + EDL B	5/15/2026	5.250	255,528	250,018
500,000	RHODE ISLAND ST STUDENT LN AUT	12/1/2027	5.750	500,000	533,680
500,000	RICHARDSON TEX HOSP AUTH HOSP	12/1/2028	5.625	515,295	444,375
500,000	RICHMOND CALIF JT PWRS FING AU	7/1/2024	6.250	500,000	534,900
325,000	RICHMOND IND HOSP AUTH REV	1/1/2029	6.500	314,575	349,508
1,345,000	RIO GRANDE VY HEALTH FACS DEV	8/1/2012	6.400	1,345,000	1,348,026
500,000	RIVERSIDE MO INDL DEV AUTH	5/1/2020	5.000	502,684	511,060
550,000	RIVERSIDE MO INDL DEV AUTH	5/1/2027	4.500	520,606	482,394
250,000	RIVERWOOD ESTATES CMNTY DEV (b)	5/1/2013	5.000	250,000	62,665

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

September 30, 2009

Face Amount or shares	Security	Maturity date	Coupon rate	Cost	Market Value (a)	Percent of net assets
750,000	ROCKPORT IND POLLUTION CTL REV	6/1/2025	4.625	$726,497	735,615
1,000,000	ROCKPORT IND POLLUTION CTL REV	6/1/2025	6.250	1,000,000	1,098,980
500,000	ROSS COUNTY OHIO HOSP REV	12/1/2028	5.750	502,780	535,245
1,000,000	SACRAMENTO CALIF CITY FING AUT ( c)	12/1/2021	5.200	536,630	491,950
500,000	SACRAMENTO CNTY CALIF CTFS PAR	10/1/2027	4.750	500,355	460,170
250,000	SACRAMENTO CNTY CALIF SANTN DI	12/1/2035	0.763	250,000	192,500
350,000	SACRAMENTO CNTY CALIF WTR FING	6/1/2039	0.803	350,000	230,913
1,355,000	SADDLEBACK VY UNI SCH DIST CAL	9/1/2017	5.650	1,355,000	1,360,122
750,000	SAGINAW MICH HOSP FIN AUTH	7/1/2030	6.500	744,248	761,963
2,500,000	SALEM-KEIZER ORE SCH DIST NO ( c)	6/15/2023	5.259	1,227,537	1,471,475
1,750,000	SAN BERNARDINO CNTY CALIF CTFS	8/1/2028	5.000	1,796,433	1,683,763
85,000	SAN DIEGO CALIF PUB FACS FING	5/15/2025	5.000	85,887	85,088
1,505,000	SAN DIEGO CALIF PUB FACS FING	5/15/2027	5.250	1,515,630	1,506,701
65,000	SAN DIEGO CALIF PUB FACS FING	5/15/2025	5.000	65,171	65,000
500,000	SAN DIEGO CALIF REDEV AGY	9/1/2023	5.000	447,792	506,565
500,000	SAN FRANCISCO CALIF CITY + CNT	10/1/2033	5.250	505,000	505,950
750,000	SAN GORGONIO CALIF MEM HEALTHC	8/1/2027	7.000	766,944	814,305
250,000	SAN JOAQUIN HILLS CALIF TRANSN	1/15/2030	5.250	253,778	231,178
250,000	SANTA CLARA CALIF REDEV AGY TA	6/1/2015	5.000	251,813	250,593
1,250,000	SARASOTA CNTY FLA HEALTH FACS	1/1/2027	5.500	1,020,141	1,115,388
250,000	SARASOTA NATL CMNTY DEV DIST	5/1/2039	5.300	248,186	139,748
1,000,000	SCAGO EDL FACS CORP FOR	12/1/2026	5.000	1,042,740	1,050,920
500,000	SCOTTSDALE ARIZ INDL DEV AUTH	9/1/2030	5.250	483,327	503,315
200,000	SEMINOLE TRIBE FLA SPL OBLIG	10/1/2022	5.750	206,463	197,302
500,000	SEMINOLE TRIBE FLA SPL OBLIG	10/1/2024	5.500	505,798	480,270
250,000	SENECA NATION INDIANS CAP	12/1/2023	5.000	248,733	210,000
625,000	SHELBY CNTY TENN HEALTH EDL + (b)	1/1/2029	5.550	556,863	62,869
150,000	SHELBY CNTY TENN HEALTH EDL + (b)	1/1/2019	5.350	134,966	15,147
500,000	SHELBY CNTY TENN HEALTH EDL +	9/1/2026	5.625	496,473	482,890
750,000	SHELBY CNTY TENN HEALTH EDL +	9/1/2016	5.250	745,686	726,308
350,000	SHELBY CNTY TENN HEALTH EDL +	9/1/2011	4.900	350,000	356,986
1,000,000	SKOWHEGAN ME POLLUTN CTL REV	11/1/2013	5.900	1,000,000	1,004,320
1,250,000	SMYRNA TENN HSG ASSN INC MULTI	10/20/2035	6.450	1,255,194	1,307,638
550,000	SNOHOMISH CNTY WASH HSG AUTH H	4/1/2026	6.400	550,000	554,158
500,000	SOUTH BAYSIDE WASTE MGMT AUTH	9/1/2029	6.250	519,074	548,795
250,000	SOUTH CAROLINA HSG FIN + DEV A	7/1/2032	5.500	250,000	261,270
500,000	SOUTH CAROLINA JOBS ECONOMIC D	4/1/2024	5.000	511,602	501,550
500,000	SOUTH CAROLINA JOBS ECONOMIC D	11/15/2027	6.000	503,962	431,590
750,000	SOUTH CAROLINA JOBS ECONOMIC D	11/15/2042	5.150	750,000	714,210
695,000	SOUTH CAROLINA JOBS-ECONOMIC	11/1/2010	4.650	695,000	696,536
750,000	SOUTH CAROLINA JOBS-ECONOMIC	5/1/2011	5.000	750,000	766,028
1,000,000	SOUTH COAST CONSERVANCY DIST I	1/1/2028	5.250	994,124	1,070,160
400,000	SOUTH INDIAN RIV WTR CTL DIST	8/1/2031	4.625	371,586	356,772
170,000	SOUTH LAKE CNTY HOSP DIST FLA	10/1/2022	6.000	171,700	171,914
640,000	SOUTH LAKE CNTY HOSP DIST FLA	10/1/2013	5.500	640,007	673,683
300,000	SOUTHERN MINN MUN PWR AGY PWR	1/1/2013	4.205	300,000	272,331
250,000	SOUTHWESTERN ILL DEV AUTH REV	8/15/2015	5.375	256,740	252,608
1,500,000	SOUTHWESTERN ILL DEV AUTH REV	8/15/2029	5.625	1,539,085	1,472,625
250,000	SOUTHWESTERN ILL DEV AUTH REV	11/1/2026	5.625	248,284	172,855
700,000	SOUTHWESTERN ILL DEV AUTH REV	10/1/2022	7.000	700,000	670,131
750,000	SPARKS NEV REDEV AGY TAX	6/1/2020	6.400	718,715	696,270
500,000	SPARKS NEV TOURISM IMPT DIST	6/15/2020	6.500	483,183	508,910

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

September 30, 2009

Face Amount or shares	Security	Maturity date	Coupon rate	Cost	Market Value (a)	Percent of net assets
294,000	ST BERNARD PARISH LA HOME MTG	3/1/2039	5.800	$288,187	307,051
1,025,000	ST JOHN BAPTIST PARISH LA REV	6/1/2037	5.125	1,025,000	987,383
250,000	ST JOHNS CNTY FLA INDL DEV AUT	8/1/2034	5.625	241,079	229,810
240,000	ST JOHNS CNTY FLA INDL DEV AUT	10/1/2017	5.000	240,000	218,088
500,000	ST JOSEPH CNTY IND ECONOMIC DE	5/15/2038	6.000	366,491	434,635
460,000	ST JOSEPH CNTY IND ECONOMIC DE	5/15/2026	6.000	331,193	427,529
400,000	ST JOSEPH CNTY IND ECONOMIC DE	5/15/2014	5.750	407,271	406,368
500,000	ST JOSEPH CNTY IND HOSP AUTH	2/15/2028	5.250	509,329	423,520
500,000	ST JOSEPH MO INDL DEV AUTH TAX	11/1/2023	5.375	496,304	452,430
1,000,000	ST JOSEPH MO INDL DEV AUTH TAX	11/1/2019	5.100	988,314	939,350
800,000	ST LOUIS CNTY MO HSG AUTH MULT (b)	11/1/2014	8.500	800,000	80,056
250,000	ST LOUIS CNTY MO INDL DEV	9/1/2021	5.375	254,578	251,830
1,000,000	ST LOUIS CNTY MO INDL DEV	12/1/2027	5.375	1,000,000	999,640
250,000	ST LOUIS CNTY MO INDL DEV AUTH	11/15/2022	5.000	253,277	211,703
430,000	ST LOUIS MO INDL DEV AUTH TAX	5/1/2026	5.125	427,564	330,575
525,000	ST PAUL MINN HSG + REDEV AUTH	11/15/2014	5.250	534,396	518,343
227,348	ST TAMMANY PARISH LA FIN AUTH	12/1/2039	5.250	232,519	236,440
175,000	STERLING HILL CMNTY DEV DIST	11/1/2010	5.500	174,819	160,248
500,000	STONEYBROOK SOUTH CMNTY DEV	11/1/2015	5.450	498,549	211,130
500,000	SULLIVAN CNTY TENN HEALTH EDL	9/1/2036	5.250	516,255	412,260
395,000	SUMMIT ACADEMY NORTH MICH PUB	11/1/2011	4.750	395,069	381,373
500,000	TANGIPAHOA PARISH LA HOSP SVC	2/1/2015	5.375	517,872	518,130
750,000	TARRANT CNTY TEX CULTURAL ED	11/15/2036	6.000	772,540	668,475
1,000,000	TARRANT CNTY TEX CULTURAL ED	11/15/2026	6.000	1,035,699	949,700
1,000,000	TARRANT CNTY TEX CULTURAL ED	5/15/2027	5.125	705,008	936,520
250,000	TARRANT CNTY TEX CULTURAL ED	2/15/2013	5.000	249,767	256,300
500,000	TARRANT CNTY TEX CULTURAL ED	11/15/2016	5.250	485,522	497,035
950,000	TARRANT CNTY TEX CULTURAL ED	9/1/2023	5.000	937,797	993,833
1,000,000	TENNESSEE HSG DEV AGY	7/1/2038	5.450	1,000,000	1,037,240
455,000	TENNESSEE HSG DEV AGY	7/1/2031	4.500	455,000	466,493
225,000	TENNESSEE HSG DEV AGY MTG FIN	7/1/2023	5.200	226,983	231,266
795,000	TERREBONNE PARISH LA	3/1/2024	5.875	802,071	929,713
250,000	TEXAS MUN GAS ACQUISITION + SU	12/15/2026	1.872	250,000	171,563
185,000	TEXAS MUN GAS ACQUISITION + SU	12/15/2026	6.250	177,471	203,337
1,000,000	TEXAS ST DEPT HSG + CMNTY AFFA	7/1/2039	5.450	1,000,000	1,038,930
400,000	TEXAS ST PUB FIN AUTH CHARTER	9/1/2018	5.500	400,000	373,992
1,000,000	TEXAS ST PUB FIN AUTH CHARTER	8/15/2030	5.000	873,170	759,750
800,000	TEXAS ST STUDENT HSG AUTH (b)	1/1/2033	11.000	800,000	8
300,000	TOBACCO SETTLEMENT FING CORP N	6/1/2015	5.000	307,861	312,594
425,000	TODD CREEK FARMS MET DIST NO 1	12/1/2009	4.750	424,827	212,628
750,000	TOLEDO-LUCAS CNTY OHIO PORT	12/1/2035	5.375	648,670	636,173
750,000	TOLOMATO CMNTY DEV DIST FLA	5/1/2017	6.375	750,000	642,615
2,000,000	TRAVIS CNTY TEX HEALTH FACS	11/15/2035	4.750	2,000,000	1,975,180
840,000	TRAVIS CNTY TEX HSG FIN CORP M (b)	6/1/2035	9.250	840,000	329,868
1,000,000	TULSA OKLA TULSA INDL AUTH REV	10/1/2027	6.000	1,030,249	1,114,380
350,000	TYLER TEX HEALTH FACS DEV CORP	11/1/2037	5.375	347,616	334,614
500,000	ULSTER CNTY N Y INDL DEV AGY	9/15/2013	5.100	497,331	500,485
500,000	ULSTER CNTY N Y INDL DEV AGY	9/15/2016	5.250	494,249	467,435
350,000	UNIVERSITY CALIF REVS	5/15/2031	5.750	362,044	410,893
240,000	UNIVERSITY CITY MO INDL DEV AU	12/20/2030	6.000	250,721	240,067
250,000	UNIVERSITY ILL UNIV REVS	4/1/2038	5.750	258,116	282,825
671,000	UTAH ASSOCIATED MUNI POWER SYS	5/1/2022	4.750	671,000	560,386
500,000	UTAH HSG CORP SINGLE FAMILY MT	1/1/2040	5.550	500,000	517,745

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

September 30, 2009

Face Amount or shares	Security	Maturity date	Coupon rate	Cost	Market Value (a)	Percent of net assets
600,000	UTAH ST CHARTER SCH FIN AUTH	7/15/2018	6.375	$600,000	594,960
575,000	VALLEY ALA SPL CARE FACS FING	11/1/2011	5.450	581,092	575,316
1,030,000	VERANO CTR CMNTY DEV DIST FLA	11/1/2012	5.000	1,030,000	533,664
1,500,000	VERMONT EDL + HEALTH BLDGS FIN	12/1/2027	6.125	1,502,638	1,512,690
500,000	VERMONT EDL + HEALTH BLDGS FIN	1/1/2023	5.375	454,661	495,985
215,000	VERRADO CMNTY FACS DIST NO 1	7/15/2013	6.000	215,000	221,128
300,000	VIGO CNTY IND HOSP AUTH REV	9/1/2027	5.500	296,945	258,543
750,000	VIRGINIA ST HSG DEV AUTH	7/1/2025	6.000	750,000	826,598
500,000	VIRGINIA ST HSG DEV AUTH COMWL	7/1/2031	5.350	503,287	507,220
2,000,000	VIRGINIA ST HSG DEV AUTH COMWL	7/1/2036	5.375	2,091,767	2,023,980
250,000	WALKER FIELD COLO PUB ARPT AUT	12/1/2027	4.750	228,327	230,230
500,000	WASHINGTON CNTY VA INDL DEV AU	7/1/2019	7.250	493,078	607,095
470,000	WASHINGTON ST HEALTH CARE FACS	2/15/2027	5.000	386,104	446,411
500,000	WASHINGTON ST HEALTH CARE FACS	3/1/2024	6.500	477,491	546,340
1,000,000	WASHINGTON ST HEALTH CARE FACS	3/1/2029	7.125	974,317	1,124,420
500,000	WASHINGTON ST HEALTH CARE FACS	8/1/2028	6.250	517,098	569,040
1,000,000	WASHINGTON ST HSG FIN COMMN	12/1/2033	5.450	1,000,000	1,063,080
650,000	WASHINGTON ST HSG FIN COMMN NO	1/1/2013	5.100	650,000	643,396
1,150,000	WASHINGTON ST HSG FIN COMMN NO	1/1/2017	5.250	1,146,501	1,081,403
455,000	WATERS EDGE CMNTY DEV DIST FLA	11/1/2012	5.000	455,078	246,360
500,000	WATERSET NORTH CMNTY DEV DIST	11/1/2015	6.550	498,737	305,160
750,000	WEATHERFORD HOSP AUTH OKLA REV	5/1/2016	6.000	764,486	724,283
1,000,000	WEST CAMPUS HSG LLC ARIZ STUDE	7/1/2025	5.000	871,322	972,310
240,000	WEST VLGS IMPT DIST FLA REV	5/1/2037	5.500	240,000	119,282
665,000	WESTERN GENERATION AGY ORE	1/1/2021	5.000	670,613	613,655
200,000	WESTPARK CMNTY FACS DIST AZ	7/15/2016	4.900	200,000	185,998
500,000	WHITEHOUSE TEX INDPT SCH DIST ( c)	2/15/2025	4.650	246,708	250,780
255,000	WILL CNTY ILL SPL ED JT	1/1/2021	5.500	264,609	270,456
750,000	WINNEBAGO + STEPHENSON CNTYS I ( c)	1/1/2019	5.250	464,022	472,770
1,000,000	WISCONSIN HEALTH + EDL FACS	12/1/2034	5.000	1,000,000	1,000,890
460,000	WISCONSIN HEALTH + EDL FACS	8/15/2016	4.600	458,911	447,037
1,000,000	WISCONSIN ST GEN REV	5/1/2027	6.000	1,025,581	1,205,690
1,000,000	WISCONSIN ST HEALTH + EDL FA	11/15/2025	5.750	990,091	1,000,480
500,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2026	5.875	475,981	500,095
350,000	WISCONSIN ST HEALTH + EDL FACS	7/1/2021	6.000	358,962	358,904
500,000	WISCONSIN ST HEALTH + EDL FACS	2/15/2032	5.250	488,386	501,500
450,000	WISCONSIN ST HEALTH + EDL FACS	7/1/2017	6.000	461,190	463,901
250,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2017	5.250	249,410	250,153
525,000	WISCONSIN ST HEALTH + EDL FACS	2/15/2018	6.250	506,346	532,434
215,000	WISCONSIN ST HEALTH + EDL FACS	11/15/2023	6.000	228,670	226,464
250,000	WISCONSIN ST HEALTH + EDL FACS	11/15/2032	6.000	268,295	261,348
400,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2023	5.600	401,428	403,988
500,000	WISCONSIN ST HEALTH + EDL FACS	6/1/2028	5.700	519,166	499,385
500,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2034	6.750	507,354	502,825
200,000	WISCONSIN ST HEALTH + EDL FACS	3/1/2015	4.650	200,000	197,012
400,000	WISCONSIN ST HEALTH + EDL FACS	9/1/2015	5.000	400,000	393,952
500,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2024	6.500	346,734	500,050
500,000	WISCONSIN ST HEALTH + EDL FACS	7/1/2026	5.000	505,174	472,295
1,000,000	WISCONSIN ST HEALTH + EDL FACS	5/15/2029	5.125	853,177	928,080
500,000	WISCONSIN ST HEALTH + EDL FACS	1/15/2025	5.650	508,320	514,625
1,000,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2022	5.750	899,050	999,960
1,550,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2023	5.500	1,551,732	1,550,775

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

September 30, 2009

Face Amount or shares	Security	Maturity date	Coupon rate	Cost	Market Value (a)	Percent of net assets
1,000,000	WISCONSIN ST HEALTH + EDL FACS	9/15/2014	5.400	$1,000,000	1,002,030
940,000	WOODHILL PUB FAC CORP TEX	12/1/2015	7.250	930,764	948,554
750,000	WYOMING CMNTY DEV AUTH HSG REV	12/1/2023	5.250	760,364	792,945
250,000	WYOMING MUN PWR AGY PWR SUPPLY	1/1/2028	5.500	254,963	269,738
250,000	YORK CNTY PA INDL DEV AUTH POL	10/1/2019	6.450	250,000	250,945
250,000	YUBA CITY CALIF REDEV AGY TAX	9/1/2027	5.125	254,460	220,908
355,000	ZEPHYR RIDGE CMNTY DEV DIST (b)	5/1/2013	5.250	355,508	142,252
				474,961,427	467,145,643	89.78%
	Cash Equivalents:
10,261,326	SSGA TAX-EXEMPT MONEY MARKET FUND, Current rate 0.00%			$14,538,191	14,538,191
				14,538,191	14,538,191	2.79%

	Grand total (d)			$521,941,702	515,899,702	99.15%

Notes to investments in securities:

(a)	Securities are valued in accordance with procedures described in note 2 to the December 31, 2008 financial statements.
(b)	Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c)	For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(d)

At September 30, 2009, the cost for Federal income tax purposes was $521,941,702. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	19,770,999
Gross unrealized depreciation	$(25,812,999)
Net unrealized depreciation	$(6,042,000)

(e)	This security is being fair-valued according to procedures adopted by the Board of Trustees.

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

Geographical Diversification	Percent

California	7.98%
Texas	7.86
Illinois	6.59
Florida	5.54
Indiana	3.52
Arizona	3.39
Louisiana	3.02
Missouri	2.82
Michigan	2.78
Pennsylvania	2.38
South Carolina	1.74
Other	52.38
100.00%

(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

September 30, 2009

Other information:

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to calculate the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities are valued at an evaluated mean provided by an independent pricing service that are based on upon where a U.S. municipal retail lot position would trade at the end of each business day.

When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Trustees.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's assets carried at fair value:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Input	Level 3 Significant Unobservable Inputs	Total

Assets
Cash Equivalents
STIF- Type Instrument	$—	14,538,191	—	14,538,191
Total Cash Equivalents	—	14,538,191	—	14,538,191
Equities
Common Stock	9,155,456	—	—	9,155,456
Mutual Funds	22,132,554	—	—	22,132,554
Real Estate Investment Trust	290,444	—	—	290,444
Shares of Beneficial Interest	2,637,414	—	—	2,637,414
Total Equities	34,215,868	—	—	34,215,868
Fixed Income
Corporate Bonds	—	476,410	—	476,410
Municipals	—	466,334,333	—	466,334,333
Other Asset Backed	—	334,900	—	334,900
Total Fixed Income	—	467,145,643	—	467,145,643

Total Assets	$34,215,868	481,683,834	—	515,899,702

The inputs or methodology used for valuing securities are not necessarily an indication of risk associated with investing in these securities. 100% of the investment value is compromised of equity and fixed income securities. Level 2 securities are primarily cash equivalents and fixed income.

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2009

Shares	Security	Cost	Market value (a)	Percent of net assets
Common Stocks:
Australia:
6,144	AGL ENERGY LTD.	$60,957	74,089
51,722	ALUMINA LTD.(b)	50,177	83,494
51,166	AMCOR LTD.	184,011	247,341
28,290	AMP LTD.	92,128	162,710
16,005	ARISTOCRAT LEISURE LTD.	56,089	74,122
16,686	ARROW ENERGY LTD.(b)	50,303	62,998
8,612	ASX LTD.	204,977	267,412
33,277	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	351,123	715,962
19,517	AXA ASIA PACIFIC HOLDINGS LTD.	47,802	75,236
179,910	BGP HOLDINGS PLC -
	FRACTIONAL SHARES	-	-
53,357	BHP BILLITON LTD.	1,211,028	1,775,874
1,182	BILLABONG INTERNATIONAL LTD.	7,262	12,512
14,237	BIOTA HOLDINGS LTD.(b)	31,546	34,286
30,685	BLUESCOPE STEEL LTD.	54,658	79,310
10,867	BORAL LTD.	30,867	58,379
25,100	BRAMBLES LTD.	117,306	178,904
57,933	CFS RETAIL PROPERTY TRUST	66,005	102,720
26,098	COCA-COLA AMATIL LTD.	157,258	225,845
971	COCHLEAR LTD.	35,893	57,183
22,621	COMMONWEALTH BANK OF AUSTRALIA	527,768	1,032,657
27,920	COMPUTERSHARE LTD.	222,857	274,861
15,653	CROWN LTD.	64,341	123,306
7,833	CSL LTD.	178,272	231,200
41,838	CSR LTD.	48,720	69,385
25,100	DAVID JONES LTD.	93,275	129,307
44,394	DEXUS PROPERTY GROUP	24,235	33,091
22,400	DOWNER EDI LTD.	118,392	161,833
9,400	EXTRACT RESOURCES LTD.(b)	87,127	75,541
38,735	FAIRFAX MEDIA LTD.	31,235	58,601
21,110	FORTESCUE METALS GROUP LTD.(b)	37,574	71,136
93,638	FOSTER’S GROUP LTD.	352,051	458,436
82,900	GOODMAN FIELDER LTD.	114,131	122,125
179,910	GPT GROUP	55,818	108,713
34,615	HARVEY NORMAN HOLDINGS LTD.	79,261	131,301
19,665	INCITEC PIVOT LTD.	31,737	49,092
64,025	INSURANCE AUSTRALIA GROUP LTD.	158,626	213,489
7,000	JB HI-FI LTD.	71,699	122,634
2,244	LEIGHTON HOLDINGS LTD.	29,819	71,599
3,157	LEND LEASE CORP. LTD.	10,918	29,520
14,606	LION NATHAN LTD.	99,352	147,527
5,587	MACQUARIE GROUP LTD.	112,772	289,745
31,339	MACQUARIE INFRASTRUCTURE GROUP	32,101	40,777
49,680	METCASH LTD.	136,834	197,210
27,933	NATIONAL AUSTRALIA BANK LTD.	396,601	757,945
7,658	NEWCREST MINING LTD.	173,651	215,496
41,387	ONESTEEL LTD.	67,342	110,622
15,726	ORICA LTD.	208,427	326,002
12,164	ORIGIN ENERGY LTD.	118,319	175,118
68,197	OZ MINERALS LTD.(b)	31,654	68,581
14,231	PALADIN ENERGY LTD.(b)	54,195	56,491
416	PERPETUAL LTD.	7,027	14,363
22,200	PRIMARY HEALTH CARE LTD.	92,581	121,613
36,732	QANTAS AIRWAYS LTD.	46,697	92,671
13,190	QBE INSURANCE GROUP LTD.	168,322	279,946
4,875	RIO TINTO LTD.	133,772	254,755
12,740	SANTOS LTD.	130,070	170,823
15,800	SIGMA PHARMACEUTICALS LTD.	16,479	14,844
1,300	SIMS METAL MANAGEMENT LTD.	14,504	26,181
4,345	SONIC HEALTHCARE LTD.	31,728	54,465
60,029	STOCKLAND	127,913	216,050
35,673	SUNCORP-METWAY LTD.	169,732	279,439
20,677	TABCORP HOLDINGS LTD.	93,266	130,050
47,346	TATTS GROUP LTD.	81,620	106,084
50,033	TELSTRA CORP. LTD.	108,102	144,324
18,889	TOLL HOLDINGS LTD.	78,539	142,132

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2009

Shares	Security	Cost	Market value (a)	Percent of net assets
Australia (Cont’d):
13,099	TRANSURBAN GROUP	$36,728	47,376
6,600	UNITED GROUP LTD.	69,426	86,283
6,100	WASHINGTON H SOUL PATTINSON & CO. LTD.	35,765	73,881
16,997	WESFARMERS LTD.	225,362	397,181
2,560	WESFARMERS LTD. - PPS	32,507	59,957
35,413	WESTFIELD GROUP	253,766	434,222
52,832	WESTPAC BANKING CORP.	701,839	1,223,377
7,677	WOODSIDE PETROLEUM LTD.	212,934	353,031
19,482	WOOLWORTHS LTD.	346,571	502,682
2,623	WORLEYPARSONS LTD.	30,535	68,744
		9,824,279	15,536,192	5.76%
Austria:
3,566	ERSTE GROUP BANK A.G.	63,769	159,367
484	MAYR MELNHOF KARTON A.G.	40,441	49,061
5,958	OMV A.G.	210,922	240,373
1,965	RAIFFEISEN INTERNATIONAL BANK HOLDING A.G.	63,526	128,131
313	STRABAG S.E.	5,505	10,127
2,648	TELEKOM AUSTRIA A.G.	37,131	47,739
915	VERBUND - OESTERREICHISCHE ELEKTRIZITA-
	ETSWIRTSCHAFTS A.G., CLASS A	30,953	46,261
2,303	VOESTALPINE A.G.	32,585	82,196
11,700	WIENERBERGER A.G.(b)	159,299	241,409
		644,131	1,004,664	0.37%
Belgium:
10,113	ANHEUSER-BUSCH INBEV N.V.	285,546	461,798
519	BELGACOM S.A.	15,605	20,217
329	COLRUYT S.A.	74,892	77,319
6,304	DELHAIZE GROUP S.A.	427,953	437,632
8,109	DEXIA S.A.(b)	54,868	74,758
48,619	FORTIS(b)	87,769	227,740
3,450	GROUPE BRUXELLES LAMBERT S.A.	277,104	318,665
10,245	KBC GROEP N.V.(b)	247,009	514,601
400	MOBISTAR S.A.	25,537	27,681
346	NATIONALE A PORTEFEUILLE	15,895	18,825
1,896	SOLVAY S.A., CLASS A	119,873	196,851
2,000	TESSENDERLO CHEMIE N.V.	64,856	77,089
6,691	UCB S.A.	189,529	282,380
8,135	UMICORE	147,016	243,563
		2,033,452	2,979,119	1.11%
Brazil:
17,000	ALL AMERICA LATINA LOGISTICA S.A.	125,909	131,079
18,600	COSAN LTD.(b)	112,053	146,940
		237,962	278,019	0.10%
Canada:
1,300	AGNICO-EAGLE MINES LTD.	72,656	87,921
2,453	AGNICO-EAGLE MINES LTD. (NEW YORK EXCHANGE)	133,193	166,436
3,340	AGRIUM, INC.	167,415	166,959
9,032	AGRIUM, INC. (NEW YORK EXCHANGE)	363,115	449,703
800	ALIMENTATION COUCHE TARD, INC.	8,127	14,010
2,200	ASTRAL MEDIA, INC.	57,735	68,014
2,800	ATCO LTD.	85,734	109,839
9,325	BANK OF MONTREAL	262,240	472,218
17,702	BANK OF NOVA SCOTIA	459,610	806,857
14,079	BARRICK GOLD CORP.	441,757	533,594
7,403	BCE, INC.	151,150	182,632
2,740	BIOVAIL CORP.	29,140	42,278
2,840	BOMBARDIER, INC., CLASS B	12,943	13,183
11,627	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	172,468	264,049
5,526	BROOKFIELD PROPERTIES CORP.	35,639	62,223
5,966	CAE, INC.	34,194	50,472
8,679	CAMECO CORP.	149,232	241,276
6,028	CANADIAN IMPERIAL BANK OF COMMERCE OF CANADA	233,781	367,768
7,813	CANADIAN NATIONAL RAILWAY CO.	282,487	382,759
9,199	CANADIAN NATURAL RESOURCES LTD.	384,523	618,081
1,200	CANADIAN PACIFIC RAILWAY LTD.	44,766	56,152

42	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2009

Shares	Security	Cost	Market value (a)	Percent of net assets
Canada (Cont’d):
3,842	CANADIAN PACIFIC RAILWAY LTD. (NEW
	YORK EXCHANGE)	$120,622	179,613
2,900	CANADIAN TIRE CORP. LTD., CLASS A	138,718	156,449
9,800	CELESTICA, INC.(b)	75,052	93,363
11,000	CGI GROUP, INC. CLASS A(b)	85,512	128,836
10,919	CGI GROUP, INC. CLASS A (NEW YORK EXCHANGE)(b)	90,695	127,643
400	CRESCENT POINT ENERGY CORP.	12,990	13,524
1,861	CRESCENT POINT ENERGY CORP. (OTC EXCHANGE)	38,774	64,074
300	ELDORADO GOLD CORP.(b)	3,248	3,407
5,137	ELDORADO GOLD CORP. (NYSE)(b)	44,130	58,562
1,000	ENBRIDGE, INC.	37,299	38,826
6,935	ENBRIDGE, INC. (NEW YORK EXCHANGE)	213,474	269,078
12,895	ENCANA CORP.	548,542	742,881
6,047	ENERPLUS RESOURCES FUND	113,667	138,416
225	FAIRFAX FINANCIAL HOLDINGS LTD.	56,130	83,414
5,700	FINNING INTERNATIONAL, INC.	90,544	85,181
1,700	FIRST QUANTUM MINERALS LTD.	102,745	111,146
2,400	GEORGE WESTON LTD.	120,933	124,947
3,052	GILDAN ACTIVEWEAR, INC.(b)	33,435	60,185
14,001	GOLDCORP, INC.	447,523	565,220
5,200	HUDBAY MINERALS, INC.(b)	42,753	62,653
6,800	IAMGOLD CORP.	59,001	96,094
4,138	IAMGOLD CORP. (NEW YORK EXCHANGE)	29,152	58,511
6,421	IMPERIAL OIL LTD.	227,021	244,191
300	INMET MINING CORP.	11,425	16,801
3,879	IVANHOE MINES LTD.(b)	23,410	49,612
11,663	KINROSS GOLD CORP.	193,100	253,087
1,000	MACDONALD DETTWILER & ASSOCIATES LTD.(b)	28,789	29,365
3,269	MAGNA INTERNATIONAL, INC.	86,809	138,998
26,897	MANULIFE FINANCIAL CORP.	366,564	563,223
6,100	MAPLE LEAF FOODS, INC.	42,197	54,126
12,815	MDS, INC.(b)	68,538	104,970
3,469	METHANEX CORP.	31,828	60,048
3,400	METRO, INC.	107,775	111,115
3,700	NATIONAL BANK OF CANADA	132,961	205,759
4,100	NEXEN, INC.	97,221	93,208
8,969	NEXEN, INC. (NEW YORK EXCHANGE)	150,117	202,430
1,560	OPEN TEXT CORP.(b)	48,602	58,235
2,253	PAN AMERICAN SILVER CORP.(b)	41,183	51,368
10,621	PENN WEST ENERGY TRUST	114,717	168,237
600	PETROBANK ENERGY & RESOURCES LTD.(b)	23,994	24,798
4,420	POTASH CORP. OF SASKATCHEWAN, INC.	357,163	399,303
3,200	POWER CORP. OF CANADA	58,692	87,512
10,641	PROVIDENT ENERGY TRUST	38,685	61,292
3,200	QUEBECOR, INC.	48,599	73,076
8,062	RESEARCH IN MOTION LTD.(b)	390,601	544,588
2,101	RITCHIE BROS AUCTIONEERS, INC.	37,503	51,559
10,965	ROGERS COMMUNICATIONS, INC.	267,397	309,213
23,391	ROYAL BANK OF CANADA	727,402	1,253,056
1,600	SEARS CANADA, INC.(b)	31,203	31,756
1,500	SHAW COMMUNICATIONS, INC., CLASS B	24,696	27,151
9,661	SHAW COMMUNICATIONS, INC., CLASS B (NEW YORK
	EXCHANGE)	153,543	173,995
5,100	SHERRITT INTERNATIONAL CORP.	33,286	36,488
1,160	SHOPPERS DRUG MART CORP.	47,298	47,606
200	SILVER WHEATON CORP.(b)	2,655	2,539
4,651	SILVER WHEATON CORP. (NEW YORKEXCHANGE)(b)	33,510	58,556
8,400	SINO-FOREST CORP.(b)	122,742	132,670
900	SNC-LAVALIN GROUP, INC.	31,726	40,643
2,400	STANTEC, INC.(b)	58,556	60,075
11,589	SUN LIFE FINANCIAL, INC.	229,193	362,040
27,764	SUNCOR ENERGY, INC.	661,747	959,524
19,786	TALISMAN ENERGY, INC.	227,686	343,089
10,975	TECK RESOURCES LTD., CLASS B(b)	52,057	302,581
4,274	TELUS CORP. (NEW YORK EXCHANGE) (NON VOTING)	113,886	132,878
2,800	TELUS CORP. (NON VOTING)	73,440	87,114
21,900	THOMPSON CREEK METALS CO., INC.(b)	253,536	264,333
510	TIM HORTONS, INC.	14,664	14,500

43	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2009

Shares	Security	Cost	Market value (a)	Percent of net assets
Canada (Cont’d):
14,270	TORONTO-DOMINION (THE) BANK	$506,972	919,701
5,081	TRANSALTA CORP.	79,391	104,262
11,353	TRANSCANADA CORP.	286,754	352,170
2,300	WEST FRASER TIMBER CO. LTD.	56,982	58,539
17,400	YAMANA GOLD, INC.	180,915	187,219
15,431	YAMANA GOLD, INC. (NEW YORK EXCHANGE)	136,678	165,266
		13,222,253	18,492,312	6.86%
China:
23,000	BELLE INTERNATIONAL HOLDINGS LTD.	11,860	23,623
90,000	GEELY AUTOMOBILE HOLDINGS LTD.	22,981	24,503
6,000	KINGBOARD CHEMICAL HOLDINGS LTD.	14,300	22,800
3,400	MINDRAY MEDICAL INTERNATIONAL LTD. ADR	113,624	110,976
		162,765	181,902	0.07%
Cyprus:
8,127	BANK OF CYPRUS PUBLIC CO. LTD.	51,271	61,842
		51,271	61,842	0.02%
Czech Republic:
6,600	CENTRAL EUROPEAN MEDIA ENTERPRISES LTD.,
	CLASS A(b)	142,367	226,050
		142,367	226,050	0.08%
Denmark:
10	A.P. MOLLER - MAERSK A/S, CLASS A	46,408	66,835
14	A.P. MOLLER - MAERSK A/S, CLASS B	65,265	96,320
4,900	CARLSBERG A/S, CLASS B	254,003	354,941
6,700	DANSKE BANK A/S(b)	59,247	175,495
4,000	DSV A/S(b)	31,768	71,316
200	FLSMIDTH & CO. A/S	6,012	10,890
6,400	H. LUNDBECK A/S	125,836	132,725
200	JYSKE BANK A/S (REGISTERED)(b)	4,423	8,335
8,400	NOVO-NORDISK A/S, CLASS B	408,903	525,909
500	NOVOZYMES A/S, CLASS B	39,158	47,054
4,800	SYDBANK A/S(b)	100,837	125,728
325	TOPDANMARK A/S(b)	33,362	49,128
900	TRYGVESTA A/S	49,560	68,820
3,400	VESTAS WIND SYSTEMS A/S(b)	170,825	245,784
		1,395,607	1,979,280	0.73%
Finland:
1,805	ELISA OYJ	24,941	37,032
7,306	FORTUM OYJ	150,746	187,310
6,000	HUHTAMAKI OYJ	58,689	76,387
1,396	KESKO OYJ, CLASS B	30,705	46,781
1,628	KONE OYJ, CLASS B	35,674	59,844
5,078	METSO OYJ	59,357	142,896
1,251	NESTE OIL OYJ	14,206	23,103
50,432	NOKIA OYJ	597,341	741,686
2,240	NOKIAN RENKAAT OYJ	31,307	52,217
2,272	OUTOKUMPU OYJ	32,298	42,756
10,565	POHJOLA BANK PLC	85,425	120,590
1,988	RAUTARUUKKI OYJ	39,419	47,710
9,039	SAMPO OYJ, CLASS A	136,245	227,640
6,104	SANOMA OYJ	95,162	134,788
15,829	STORA ENSO OYJ (REGISTERED)(b)	79,306	110,258
38,934	UPM-KYMMENE OYJ	401,499	467,187
317	WARTSILA OYJ	7,249	12,701
3,453	YIT OYJ	44,618	65,739
		1,924,187	2,596,625	0.96%
France:
1,275	ACCOR S.A.	45,335	70,974
551	AEROPORTS DE PARIS	28,858	49,580
4,557	AIR FRANCE-KLM(b)	56,714	82,823
3,942	AIR LIQUIDE S.A.	332,322	448,503
38,015	ALCATEL-LUCENT(b)	63,037	170,059
3,194	ALSTOM S.A.	178,537	233,089
3,936	ARKEMA S.A.	106,291	138,695

44	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2009

Shares	Security	Cost	Market value (a)	Percent of net assets
France (Cont’d):
4,208	ATOS ORIGIN S.A.(b)	$175,785	212,443
39,310	AXA S.A.	618,293	1,064,199
14,810	BNP PARIBAS	701,456	1,183,302
3,237	BOUYGUES S.A.	115,573	164,606
735	BUREAU VERITAS S.A.	29,322	41,474
8,762	CAP GEMINI S.A.	405,467	458,959
9,700	CARREFOUR S.A.	357,241	440,029
538	CASINO GUICHARD PERRACHON S.A.	35,577	42,671
648	CHRISTIAN DIOR S.A.	36,000	64,007
5,031	CIE DE SAINT-GOBAIN	154,127	260,987
3,619	CIE GENERALE DE GEOPHYSIQUE-VERITAS(b)	61,263	84,442
3,462	CIE GENERALE D’OPTIQUE ESSILOR
	INTERNATIONAL S.A.	134,447	197,300
1,684	CNP ASSURANCES	109,875	171,588
2,138	COMPAGNIE GENERALE DES ESTABLISSEMENTS
	MICHELIN, CLASS B	89,759	167,726
16,881	CREDIT AGRICOLE S.A.	230,080	352,756
812	DASSAULT SYSTEMES S.A.	31,122	45,260
2,824	EDF S.A.	110,257	167,531
739	EIFFAGE S.A.	39,070	47,085
193	ERAMET	51,818	66,977
486	EURAZEO	9,917	31,762
3,941	EUTELSAT COMMUNICATIONS	94,397	119,782
302	FONCIERE DES REGIONS	23,699	35,173
48,452	FRANCE TELECOM S.A.	1,116,093	1,290,774
20,995	GDF SUEZ	732,731	932,290
800	GECINA S.A.	91,225	95,410
13,392	GEMALTO N.V.(b)	461,676	624,464
5,579	GROUPE DANONE S.A.	239,310	336,195
648	HERMES INTERNATIONAL	64,252	95,631
304	ILIAD S.A.	29,549	34,254
900	IMERYS S.A.	46,092	51,647
2,335	KLEPIERRE	57,367	92,616
3,031	LAFARGE S.A.	151,025	271,225
1,212	LAGARDERE S.C.A.	30,640	56,453
3,554	LEGRAND S.A.	61,802	98,866
3,065	L’OREAL S.A.	209,621	304,767
3,492	LVMH MOET HENNESSY LOUIS VUITTON S.A.	231,949	351,211
24,670	NATIXIS(b)	41,439	148,735
991	NEOPOST S.A.	83,847	88,939
2,400	NEXITY	51,711	95,650
2,277	PERNOD-RICARD S.A.	127,714	180,830
10,844	PEUGEOT S.A.(b)	310,495	330,621
1,531	PPR	112,344	196,236
37,206	PUBLICIS GROUPE	1,133,192	1,492,347
3,682	RENAULT S.A.(b)	98,990	171,690
4,202	SAFRAN S.A.	40,399	78,738
23,813	SANOFI-AVENTIS S.A.	1,389,962	1,747,563
2,772	SCHNEIDER ELECTRIC S.A.	184,092	280,946
1,813	SCOR S.E.	36,441	49,559
3,311	SES S.A.	62,443	75,100
7,642	SOCIETE GENERALE	321,630	615,060
96,887	SOCIETE TELEVISION FRANCAISE 1	1,128,822	1,702,772
14,763	SODEXO	751,220	884,444
3,762	SUEZ ENVIRONNEMENT CO.	55,709	85,935
1,557	TECHNIP S.A.	55,911	99,454
3,600	TELEPERFORMANCE	113,123	120,823
2,172	THALES S.A.	86,735	107,748
66,338	TOTAL S.A.	3,539,256	3,941,757
1,022	UNIBAIL-RODAMCO S.E.	139,734	212,292
5,400	VALEO S.A.(b)	137,678	142,119
736	VALLOUREC S.A.	62,762	124,719
5,373	VEOLIA ENVIRONNEMENT	121,010	205,921
11,229	VINCI S.A.	478,388	635,259
13,333	VIVENDI	343,685	412,557
3,250	ZODIAC AEROSPACE	103,209	128,884
		19,060,912	25,606,283	9.50%

45	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2009

Shares	Security	Cost	Market value (a)	Percent of net assets
Germany:
355	AAREAL BANK AG(b)	$8,156	8,494
2,785	ADIDAS A.G.	94,549	147,408
6,822	ALLIANZ S.E. (REGISTERED)	583,368	852,246
13,539	BASF S.E.	453,717	717,403
9,925	BAYER A.G.	473,075	687,699
5,264	BAYERISCHE MOTOREN WERKE A.G.	165,963	253,816
828	BEIERSDORF A.G.	35,556	48,624
522	BILFINGER & BERGER A.G.	31,623	36,123
246	CELESIO A.G.	4,967	6,782
9,754	COMMERZBANK A.G.(b)	35,963	123,680
14,380	DAIMLER A.G. (REGISTERED)	446,526	723,983
10,170	DEUTSCHE BANK A.G. (REGISTERED)	467,613	780,500
3,260	DEUTSCHE BOERSE A.G.	193,092	266,433
17,261	DEUTSCHE LUFTHANSA A.G. (REGISTERED)	282,592	305,885
13,453	DEUTSCHE POST A.G. (REGISTERED)	152,569	251,986
1,670	DEUTSCHE POSTBANK A.G.(b)	32,356	59,066
35,073	DEUTSCHE TELEKOM A.G. (REGISTERED)	427,838	478,853
41,499	E.ON A.G.	1,270,428	1,759,883
3,418	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	133,793	170,209
2,738	GEA GROUP A.G.	27,680	57,135
1,062	HANNOVER RUECKVERSICHERUNG
	A.G. (REGISTERED)(b)	44,714	48,689
707	HEIDELBERGCEMENT A.G.	25,499	45,770
2,764	HENKEL A.G. & CO. KGAA	65,089	100,430
1,550	HOCHTIEF A.G.	59,506	118,082
38,402	INFINEON TECHNOLOGIES A.G.(b)	168,751	216,634
2,921	K+S A.G.	149,718	159,394
2,240	LINDE A.G.	160,885	242,827
1,438	MAN S.E.	62,202	118,682
1,310	MERCK KGAA	110,683	130,259
2,503	METRO A.G.	81,367	141,566
3,476	MUENCHENER RUECKVERSICHERUNGS
	A.G. (REGISTERED)	451,147	554,592
11,398	RWE A.G.	862,103	1,058,632
582	SALZGITTER A.G.	34,934	55,784
12,974	SAP A.G.	477,368	631,837
12,496	SIEMENS A.G. (REGISTERED)	746,053	1,157,139
1,340	SOFTWARE A.G.	97,238	113,731
1,987	SOLARWORLD A.G.	46,187	48,267
8,668	SUEDZUCKER A.G.	179,419	175,678
6,245	THYSSENKRUPP A.G.	125,145	215,032
12,500	TUI A.G.(b)	102,408	128,958
1,642	VOLKSWAGEN A.G.	492,919	269,909
517	WACKER CHEMIE A.G.	55,413	80,641
		9,920,172	13,548,741	5.03%

Greece:
10,237	ALPHA BANK A.E.(b)	72,204	188,752
11,575	COCA COLA HELLENIC BOTTLING CO. S.A.	209,357	308,107
6,637	EFG EUROBANK ERGASIAS S.A.(b)	60,957	104,407
8,000	HELLENIC PETROLEUM S.A.	82,830	90,845
2,715	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	39,270	44,895
9,422	MARFIN INVESTMENT GROUP S.A.(b)	27,970	40,536
17,979	NATIONAL BANK OF GREECE S.A.(b)	406,495	644,584
625	OPAP S.A.	15,277	16,115
7,703	PIRAEUS BANK S.A.(b)	62,054	142,818
10,592	PUBLIC POWER CORP. S.A.(b)	218,953	235,752
		1,195,367	1,816,811	0.67%

Hong Kong:
28,100	BANK OF EAST ASIA LTD.	51,737	101,523
243,100	BOC HONG KONG HOLDINGS LTD.	450,023	533,254
118,000	CATHAY PACIFIC AIRWAYS LTD.(b)	168,449	186,365
20,000	CHEUNG KONG HOLDINGS LTD.	172,258	253,808
48,000	CLP HOLDINGS LTD.	327,332	325,782
23,600	ESPRIT HOLDINGS LTD.	146,972	158,349
70,000	FIRST PACIFIC CO.	22,580	46,878
33,000	FOXCONN INTERNATIONAL HOLDINGS LTD.(b)	22,488	21,674
118,800	GENTING SINGAPORE PLC(b)	60,943	94,456

46	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2009

Shares	Security	Cost	Market value (a)	Percent of net assets
Hong Kong (Cont’d):
124,000	GUOCO GROUP LTD.	$1,080,097	1,312,006
17,000	HANG LUNG GROUP LTD.	50,690	85,110
30,000	HANG LUNG PROPERTIES LTD.	64,007	110,517
11,500	HANG SENG BANK LTD.	124,740	165,749
13,000	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	85,549
53,600	HKR INTERNATIONAL LTD.(b)	10,888	21,233
91,000	HONG KONG & CHINA GAS CO. LTD.	149,918	229,908
3,600	HONG KONG AIRCRAFT ENGINEERG CO. LTD.	43,253	43,014
1,500	HONG KONG ELECTRIC HOLDINGS LTD.	8,576	8,226
16,300	HONG KONG EXCHANGES AND CLEARING LTD.	155,347	295,505
10,500	HONGKONG & SHANGHAI (THE) HOTELS	9,511	13,603
14,000	HONGKONG LAND HOLDINGS LTD.	53,838	60,900
400	HOPEWELL HIGHWAY INFRASTRUCTURE LTD.	229	246
4,000	HOPEWELL HOLDINGS LTD.	10,853	12,568
36,000	HUTCHISON WHAMPOA LTD.	189,637	259,898
11,000	HYSAN DEVELOPMENT CO. LTD.	26,964	27,536
60,000	INDUSTRIAL & COMMERCIAL BANK OF CHINA ASIA LTD.	95,978	135,794
27,000	KERRY PROPERTIES LTD.	90,767	144,407
60,000	LI & FUNG LTD.	147,736	241,937
67,500	LINK REIT (THE)	137,581	148,588
16,500	MTR CORP.	38,268	57,271
100,800	NEW WORLD CHINA LAND LTD.	56,159	47,734
99,000	NEW WORLD DEVELOPMENT LTD.	145,527	213,075
84,000	PACIFIC CENTURY PREMIUM DEVELOPMENTS LTD.(b)	21,943	22,436
22,000	ROAD KING INFRASTRUCTURE LTD.	7,853	16,635
22,000	SHANGRI-LA ASIA LTD.	29,709	41,445
24,000	SINO LAND CO. LTD.	28,396	42,983
20,000	SUN HUNG KAI PROPERTIES LTD.	177,899	294,711
19,000	SWIRE PACIFIC LTD., CLASS A	143,178	223,343
7,000	TELEVISION BROADCASTS LTD.	23,754	30,168
8,000	VTECH HOLDINGS LTD.	53,894	68,904
37,000	WHARF HOLDINGS LTD.	94,826	196,459
44,000	WHEELOCK & CO. LTD.	104,838	144,207
38,000	YUE YUEN INDUSTRIAL HOLDINGS LTD.	77,204	105,420
		4,922,384	6,629,174	2.46%
India:
28,000	STERLITE INDUSTRIES INDIA LTD. ADR	355,763	447,160

		355,763	447,160	0.17%

Ireland:
11,811	ACCENTURE PLC, CLASS A	385,486	440,196
34,593	COVIDIEN PLC	1,265,185	1,496,493
8,371	CRH PLC	189,905	232,499
1,358	CRH PLC - DUBLIN	27,314	37,569
5,000	DCC PLC	109,069	129,097
5,458	ELAN CORP. PLC(b)	31,760	39,935
666	ELAN CORP. PLC(b)	5,141	4,776
231,018	EXPERIAN PLC	1,769,069	1,943,842
1,776	KERRY GROUP PLC, CLASS A	35,054	50,679
29,516	RYANAIR HOLDINGS PLC ADR(b)	838,972	857,145
11,192	SHIRE PLC	130,296	193,889
		4,787,251	5,426,120	2.01%

Italy:
41,159	A2A S.P.A.	67,304	80,889
2,890	ACEA S.P.A.	31,698	37,829
7,420	ALLEANZA ASSICURAZIONI S.P.A.	36,612	66,940
14,340	ASSICURAZIONI GENERALI S.P.A.	226,030	393,038
4,399	ATLANTIA S.P.A.	77,023	106,666
21,582	AUTOGRILL S.P.A.(b)	157,490	260,867
2,752	BANCA CARIGE S.P.A.	7,205	8,215
20,519	BANCA MONTE DEI PASCHI DI SIENA S.P.A.	32,088	43,899
10,828	BANCA POPOLARE DI MILANO SCARL	46,764	82,395
7,997	BANCO POPOLARE S.C.(b)	26,095	76,709
6,000	BENETTON GROUP S.P.A.	41,120	60,758
57,000	BENI STABILI S.P.A.	48,278	49,129
2,148	BULGARI S.P.A.	9,445	16,596
810	DAVIDE CAMPARI-MILANO S.P.A.	5,469	7,266
123,780	ENEL S.P.A.	560,402	785,666

47	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2009

Shares	Security	Cost	Market value (a)	Percent of net assets

Italy (Cont’d):
38,255	ENI S.P.A.	$748,863	956,145
1,200	FASTWEB(b)	28,153	33,716
12,667	FIAT S.P.A.(b)	89,532	162,934
30,348	FINMECCANICA S.P.A.	458,377	536,469
3,929	FONDIARIA-SAI S.P.A.	59,839	82,620
32,000	HERA S.P.A.	62,601	77,874
205,103	INTESA SANPAOLO S.P.A.(b)	670,843	907,165
886	LOTTOMATICA S.P.A.	14,246	19,850
1,095	LUXOTTICA GROUP S.P.A.(b)	14,342	28,362
8,238	MEDIASET S.P.A.	35,497	57,623
14,375	MEDIOBANCA S.P.A.	131,569	196,473
41,558	MEDIOLANUM S.P.A.	143,594	289,170
8,678	MILANO ASSICURAZIONI S.P.A.	26,985	30,731
20,039	PARMALAT S.P.A.	36,886	55,393
8,416	PICCOLO CREDITO VALTELLINESE SCARL	69,704	86,763
2,966	PRYSMIAN S.P.A.	29,515	55,643
3,842	SAIPEM S.P.A.	66,811	115,705
53,519	SNAM RETE GAS S.P.A.	243,142	260,404
5,506	SOCIETA INIZIATIVE AUTOSTRADALI E SERVIZI S.P.A.	27,910	48,746
158,727	TELECOM ITALIA S.P.A.	212,786	278,495
6,028	TENARIS S.A.	60,927	107,441
22,370	TERNA S.P.A.	71,955	87,239
229,149	UNICREDIT S.P.A.(b)	360,753	895,318
11,384	UNIONE DI BANCHE ITALIANE SCPA	126,588	174,750

		5,164,441	7,621,891	2.83%
Japan:
2,000	77 BANK (THE) LTD.	10,160	11,408
5,200	ADVANTEST CORP.	86,387	144,243
35,700	AEON CO. LTD.	243,908	341,627
2,500	AEON MALL CO. LTD.	52,480	52,052
12,000	AIOI INSURANCE CO. LTD.	49,160	61,226
2,300	AISIN SEIKI CO. LTD.	37,583	56,113
36,000	AJINOMOTO CO., INC.	256,584	360,540
2,000	AMADA CO. LTD.	10,582	13,457
19,200	ASAHI BREWERIES LTD.	245,519	351,209
22,000	ASAHI GLASS CO. LTD.	139,744	177,685
13,000	ASAHI KASEI CORP.	46,220	66,184
6,000	ASICS CORP.	56,890	55,812
7,600	ASTELLAS PHARMA, INC.	243,758	312,414
11,000	BANK OF KYOTO (THE) LTD.	98,298	101,097
23,000	BANK OF YOKOHAMA (THE) LTD.	96,740	112,738
1,300	BENESSE HOLDINGS INC.	48,395	63,722
13,800	BRIDGESTONE CORP.	205,726	247,666
5,700	BROTHER INDUSTRIES LTD.	42,142	68,325
1,100	CANON MARKETING JAPAN, INC.	15,818	19,472
29,000	CANON, INC.	921,129	1,172,724
7,300	CASIO COMPUTER CO. LTD.	60,641	59,610
29	CENTRAL JAPAN RAILWAY CO.	162,730	208,376
15,000	CHIBA BANK (THE) LTD.	81,968	92,909
28,000	CHOU MITSUI TRUST HOLDINGS, INC.	94,863	103,871
13,800	CHUBU ELECTRIC POWER CO., INC.	306,767	335,141
1,900	CHUGAI PHARMACEUTICAL CO. LTD.	30,706	39,306
5,000	CHUGOKU BANK (THE) LTD.	66,267	63,332
800	CHUGOKU ELECTRIC POWER (THE) CO., INC.	16,535	17,592
7,900	CITIZEN HOLDINGS CO. LTD.	31,581	44,444
2,000	COCA-COLA WEST CO. LTD.	30,433	39,146
40,000	COSMO OIL CO. LTD.	121,861	111,401
49,300	CREDIT SAISON CO. LTD.	648,111	579,965
26,000	DAI NIPPON PRINTING CO. LTD.	243,691	358,000
5,000	DAIHATSU MOTOR CO. LTD.	40,684	51,078
13,100	DAIICHI SANKYO CO. LTD.	225,226	270,419
4,300	DAIKIN INDUSTRIES LTD.	117,015	154,726
19,200	DAINIPPON SUMITOMO PHARMA CO. LTD.	163,527	209,399
1,200	DAITO TRUST CONSTRUCTION CO. LTD.	42,344	52,403
6,000	DAIWA HOUSE INDUSTRY CO. LTD.	45,826	62,830
204,000	DAIWA SECURITIES GROUP, INC.	1,204,393	1,052,210
8	DENA CO. LTD.	26,427	22,102

48	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2009

Shares	Security	Cost	Market value (a)	Percent of net assets

Japan (Cont’d):
4,000	DENKI KAGAKU KOGYO K.K.	$7,188	16,487
6,300	DENSO CORP.	131,613	185,283
13,500	DENTSU, INC.	249,927	314,320
13,000	DOWA HOLDINGS CO. LTD.	55,385	78,783
5,400	EAST JAPAN RAILWAY CO.	295,862	388,613
9,000	EISAI CO. LTD.	273,175	338,883
2,900	ELECTRIC POWER DEVELOPMENT CO. LTD.	86,563	91,912
6,400	FAMILYMART CO. LTD.	186,965	206,048
2,600	FANUC LTD.	182,941	233,163
700	FAST RETAILING CO. LTD.	76,899	88,586
46,000	FUJI HEAVY INDUSTRIES LTD.(b)	163,396	178,844
24,600	FUJIFILM HOLDINGS CORP.	639,090	737,189
58,000	FUJITSU LTD.	223,927	379,278
11,000	FUKUOKA FINANCIAL GROUP, INC.	36,036	45,708
15,000	FURUKAWA ELECTRIC CO. LTD.	48,082	60,992
8,000	GS YUASA CORP.	58,714	73,079
6,000	GUNMA BANK (THE) LTD.	31,571	33,019
12,000	HACHIJUNI BANK (THE) LTD.	67,350	66,841
2,330	HAKUHODO DY HOLDINGS, INC.	123,624	126,928
14,000	HANKYU HANSHIN HOLDINGS, INC.	64,345	67,064
500	HIROSE ELECTRIC CO. LTD.	48,402	56,369
7,000	HIROSHIMA BANK (THE) LTD.	26,154	28,931
600	HISAMITSU PHARMACEUTICAL CO., INC.	17,668	24,330
3,000	HITACHI CHEMICAL CO. LTD.	54,135	61,293
90,000	HITACHI LTD.(b)	254,803	276,721
25,000	HOKUHOKU FINANCIAL GROUP, INC.	45,996	58,486
5,000	HOKURIKU ELECTRIC POWER CO.	118,737	127,276
29,200	HONDA MOTOR CO. LTD.	740,819	899,434
7,500	HOYA CORP.	160,060	177,128
1,600	IBIDEN CO. LTD.	37,951	59,533
300	IDEMITSU KOSAN CO. LTD.	23,804	24,765
24,000	IHI CORP.(b)	31,334	48,660
11	INPEX CORP.	77,116	93,867
25,300	ISETAN MITSUKOSHI HOLDINGS LTD.	238,005	290,583
24,000	ITOCHU CORP.	125,438	159,081
3,000	IYO BANK (THE) LTD.	30,900	27,071
8,000	J FRONT RETAILING CO. LTD.	31,099	48,215
6	JAPAN REAL ESTATE INVESTMENT CORP.	46,692	49,061
2	JAPAN RETAIL FUND INVESTMENT CORP.	8,807	10,851
5,000	JAPAN STEEL WORKS (THE) LTD.	47,736	57,483
116	JAPAN TOBACCO, INC.	312,953	398,015
7,100	JFE HOLDINGS, INC.	169,478	243,613
4,000	JGC CORP.	53,048	81,813
7,000	JOYO BANK (THE) LTD.	32,424	34,390
5,100	JS GROUP CORP.	59,681	89,483
3,100	JSR CORP.	39,530	63,543
5,000	JTEKT CORP.	36,670	58,263
45	JUPITER TELECOMMUNICATIONS CO. LTD.	27,159	43,513
7,000	KAJIMA CORP.	15,004	17,936
11,000	KAMIGUMI CO. LTD.	72,240	89,823
9,000	KANEKA CORP.	58,676	64,669
7,500	KANSAI ELECTRIC POWER (THE) CO., INC.	155,419	181,306
2,000	KANSAI PAINT CO. LTD.	10,449	15,596
9,000	KAO CORP.	183,106	222,580
35,000	KAWASAKI HEAVY INDUSTRIES LTD.	71,135	88,898
20,000	KAWASAKI KISEN KAISHA LTD.(b)	71,674	74,193
50	KDDI CORP.	240,697	281,846
6,000	KEIHIN ELECTRIC EXPRESS RAILWAY CO. LTD.	45,614	50,866
3,000	KEIO CORP.	15,740	20,487
5,000	KEISEI ELECTRIC RAILWAY CO. LTD.	23,110	33,198
710	KEYENCE CORP.	131,805	151,704
12,000	KIKKOMAN CORP.	113,906	149,456
24,000	KINTETSU CORP.	98,606	92,775
22,000	KIRIN HOLDINGS CO. LTD.	229,978	337,235
114,000	KOBE STEEL LTD.(b)	204,331	199,387
15,100	KOMATSU LTD.	187,238	282,940
3,900	KONAMI CORP.	61,913	79,507
20,500	KONICA MINOLTA HOLDINGS, INC.	192,772	194,346

49	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2009

Shares	Security	Cost	Market value (a)	Percent of net assets

Japan (Cont’d):
21,000	KUBOTA CORP.	$129,773	174,756
5,500	KURARAY CO. LTD.	46,234	60,045
4,300	KURITA WATER INDUSTRIES LTD.	96,931	154,247
2,000	KYOCERA CORP.	133,048	185,595
18,000	KYOWA HAKKO KIRIN CO. LTD.	205,247	227,994
3,300	KYUSHU ELECTRIC POWER CO., INC.	71,292	74,812
800	LAWSON, INC.	29,765	37,164
2,000	MAKITA CORP.	45,573	63,499
27,000	MARUBENI CORP.	91,249	136,255
25,900	MARUI GROUP CO. LTD.	161,870	185,525
7,300	MATSUI SECURITIES CO. LTD.	62,018	59,529
98,000	MAZDA MOTOR CORP.(b)	228,730	219,439
2,700	MEDIPAL HOLDINGS CORP.	27,389	37,989
1,700	MEIJI HOLDINGS CO. LTD.(b)	54,894	72,534
15,400	MEITEC CORP.	275,700	261,455
71,000	MITSUBISHI CHEMICAL HOLDINGS CORP.	297,720	295,025
22,600	MITSUBISHI CORP.	325,971	457,210
32,000	MITSUBISHI ELECTRIC CORP.(b)	148,393	242,410
18,000	MITSUBISHI ESTATE CO. LTD.	212,941	283,138
17,000	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	92,419
57,000	MITSUBISHI HEAVY INDUSTRIES LTD.	185,317	215,896
4,000	MITSUBISHI LOGISTICS CORP.	45,017	48,437
18,000	MITSUBISHI MATERIALS CORP.(b)	47,129	49,730
48,000	MITSUBISHI MOTORS CORP.(b)	72,153	79,140
22,000	MITSUBISHI TANABE PHARMA CORP.	244,955	293,365
178,500	MITSUBISHI UFJ FINANCIAL GROUP, INC.	931,197	958,466
1,290	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	33,945	38,945
67,000	MITSUI & CO. LTD.	751,865	876,262
51,000	MITSUI CHEMICALS, INC.	168,434	181,807
35,000	MITSUI ENGINEERING & SHIPBUILDING CO. LTD.	83,842	90,848
14,000	MITSUI FUDOSAN CO. LTD.	160,770	236,907
3,000	MITSUI MINING & SMELTING CO. LTD.(b)	5,391	7,687
17,000	MITSUI OSK LINES LTD.	90,171	100,752
4,100	MITSUI SUMITOMO INSURANCE GROUP HOLDINGS, INC.	92,149	113,045
89,100	MIZUHO FINANCIAL GROUP, INC.	181,087	176,681
32,000	MIZUHO SECURITIES CO. LTD.	70,829	116,571
44,000	MIZUHO TRUST & BANKING CO. LTD.(b)	49,332	46,566
2,500	MURATA MANUFACTURING CO. LTD.	101,583	118,643
14,500	NAMCO BANDAI HOLDINGS, INC.	152,486	148,448
98,000	NEC CORP.(b)	270,696	307,869
3,000	NGK INSULATORS LTD.	44,485	69,515
3,000	NGK SPARK PLUG CO. LTD.	28,359	38,300
1,600	NIDEC CORP.	75,128	129,939
6,000	NIKON CORP.	75,728	109,753
1,700	NINTENDO CO. LTD.	460,018	435,580
11	NIPPON BUILDING FUND, INC.	90,970	98,156
9,000	NIPPON ELECTRIC GLASS CO. LTD.	66,934	82,114
16,000	NIPPON EXPRESS CO. LTD.	59,313	65,059
15,000	NIPPON MEAT PACKERS, INC.	161,126	192,836
54,500	NIPPON MINING HOLDINGS, INC.	288,349	268,355
36,000	NIPPON OIL CORP.	186,393	202,127
9,500	NIPPON PAPER GROUP, INC.	254,943	274,104
40,000	NIPPON SHEET GLASS CO. LTD.	130,762	133,682
69,000	NIPPON STEEL CORP.	191,872	252,124
9,300	NIPPON TELEGRAPH & TELEPHONE CORP.	356,996	430,990
17,000	NIPPON YUSEN K.K.	71,068	65,716
10,000	NIPPONKOA INSURANCE CO. LTD.	56,793	62,608
17,000	NISHI-NIPPON CITY BANK (THE) LTD.	40,901	42,990
42,600	NISSAN MOTOR CO. LTD.(b)	187,438	288,064
3,500	NISSHIN SEIFUN GROUP, INC.	36,718	48,972
15,000	NISSHIN STEEL CO. LTD.	27,029	26,736
3,000	NISSHINBO HOLDINGS, INC.	23,700	31,917
600	NITORI CO. LTD.	33,819	51,133
3,200	NITTO DENKO CORP.	77,639	98,033
46,500	NOMURA HOLDINGS, INC.	265,980	286,464
2,900	NOMURA REAL ESTATE HOLDINGS, INC.	49,080	47,135
2,700	NOMURA RESEARCH INSTITUTE LTD.	43,930	64,217
6,000	NSK LTD.	24,006	37,230

50	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2009

Shares	Security	Cost	Market value (a)	Percent of net assets

Japan (Cont’d):
2,000	NTN CORP.	$5,258	8,288
85	NTT DATA CORP.	236,958	272,332
284	NTT DOCOMO, INC.	404,857	453,690
8,000	ODAKYU ELECTRIC RAILWAY CO. LTD.	62,234	72,188
13,000	OJI PAPER CO. LTD.	49,994	58,653
4,000	OLYMPUS CORP.	61,766	106,054
18,600	OMRON CORP.	240,757	351,008
4,500	ONO PHARMACEUTICAL CO. LTD.	212,192	234,110
800	ORIENTAL LAND CO. LTD.	50,479	56,325
4,390	ORIX CORP.	240,184	268,001
83,000	OSAKA GAS CO. LTD.	278,253	291,259
23,200	PANASONIC CORP.	273,356	341,931
6,000	PANASONIC ELECTRIC WORKS CO. LTD.	41,493	71,720
5,200	PROMISE CO. LTD.(b)	51,248	28,385
153	RAKUTEN, INC.	84,827	101,926
7,700	RESONA HOLDINGS, INC.	105,673	99,075
25,000	RICOH CO. LTD.	304,864	364,283
1,200	RINNAI CORP.	52,047	56,681
1,100	ROHM CO. LTD.	55,152	76,956
14,200	SANKYO CO. LTD.	771,496	889,029
500	SANTEN PHARMACEUTICAL CO. LTD.	14,009	18,381
23,000	SANYO ELECTRIC CO. LTD.(b)	34,946	54,576
20,100	SAPPORO HOKUYO HOLDINGS, INC.	55,848	71,430
433	SBI HOLDINGS, INC.	45,378	85,669
3,400	SECOM CO. LTD.	133,812	171,202
16,000	SEGA SAMMY HOLDINGS, INC.	146,179	208,187
13,100	SEIKO EPSON CORP.	197,897	196,430
22,000	SEINO HOLDINGS CORP.	172,862	190,430
13,000	SEKISUI CHEMICAL CO. LTD.	66,177	75,597
6,000	SEKISUI HOUSE LTD.	44,394	54,141
13,000	SEVEN & I HOLDINGS CO. LTD.	286,258	311,367
4	SEVEN BANK LTD.	9,649	9,892
20,000	SHARP CORP.	174,731	222,358
4,200	SHIKOKU ELECTRIC POWER CO.	116,898	128,201
4,000	SHIMADZU CORP.	25,419	28,964
1,000	SHIMAMURA CO. LTD.	61,206	98,145
1,500	SHIMANO, INC.	58,204	64,836
2,000	SHIMIZU CORP.	7,530	7,865
6,600	SHIN-ETSU CHEMICAL CO. LTD.	318,188	405,858
23,000	SHINSEI BANK LTD.(b)	30,029	35,359
4,000	SHIONOGI & CO. LTD.	67,679	94,691
4,000	SHISEIDO CO. LTD.	57,787	69,737
8,000	SHIZUOKA BANK (THE) LTD.	74,794	84,487
21,000	SHOWA DENKO K.K.	33,824	42,812
7,400	SHOWA SHELL SEKIYU K.K.	69,579	80,871
600	SMC CORP. OF JAPAN	57,789	73,792
12,700	SOFTBANK CORP.	185,167	279,140
21,900	SOJITZ CORP.	34,134	41,719
11,000	SOMPO JAPAN INSURANCE, INC.	58,735	74,015
12,300	SONY CORP.	256,335	363,799
33	SONY FINANCIAL HOLDINGS, INC.	85,415	94,811
2,200	SQUARE ENIX HOLDINGS CO. LTD.	51,210	59,555
2,700	STANLEY ELECTRIC CO. LTD.	30,745	54,743
83,000	SUMITOMO CHEMICAL CO. LTD.	380,007	345,813
17,400	SUMITOMO CORP.	156,343	179,301
8,800	SUMITOMO ELECTRIC INDUSTRIES LTD.	75,679	115,091
12,000	SUMITOMO HEAVY INDUSTRIES LTD.(b)	39,379	58,553
53,000	SUMITOMO METAL INDUSTRIES LTD.	115,452	130,485
9,000	SUMITOMO METAL MINING CO. LTD.	88,484	147,785
10,600	SUMITOMO MITSUI FINANCIAL GROUP, INC.	373,567	369,608
7,000	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	81,291	128,123
19,000	SUMITOMO TRUST & BANKING (THE) CO. LTD.	75,378	100,963
6,000	SURUGA BANK (THE) LTD.	58,592	56,748
5,800	SUZUKEN CO. LTD.	156,522	200,300
5,700	SUZUKI MOTOR CORP.	102,733	133,030
4,950	T&D HOLDINGS, INC.	131,158	133,999
11,000	TAISEI CORP.	19,821	21,812
11,000	TAISHO PHARMACEUTICAL CO. LTD.	208,263	222,413

51	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2009

Shares	Security	Cost	Market value (a)	Percent of net assets

Japan (Cont’d):
2,000	TAIYO NIPPON SANSO CORP.	$11,493	23,818
31,000	TAKASHIMAYA CO. LTD.	196,197	247,958
14,000	TAKEDA PHARMACEUTICAL CO. LTD.	507,867	583,299
5,600	TDK CORP.	302,972	323,777
63,000	TEIJIN LTD.	147,752	196,512
2,600	TERUMO CORP.	95,419	143,084
2,000	THK CO. LTD.	29,290	39,169
19,000	TOBU RAILWAY CO. LTD.	97,844	115,991
1,000	TOHO CO. LTD.	13,412	16,944
6,800	TOHOKU ELECTRIC POWER CO., INC.	143,233	151,506
12,700	TOKIO MARINE HOLDINGS, INC.	327,842	367,848
5,000	TOKUYAMA CORP.	31,864	36,651
22,700	TOKYO ELECTRIC POWER (THE) CO., INC.	564,688	595,536
3,200	TOKYO ELECTRON LTD.	128,746	204,266
46,000	TOKYO GAS CO. LTD.	160,535	191,143
14,000	TOKYU CORP.	57,421	67,064
20,000	TOKYU LAND CORP.	69,576	79,986
4,000	TONENGENERAL SEKIYU K.K.	37,796	39,080
40,000	TOPPAN PRINTING CO. LTD.	315,334	378,765
17,000	TORAY INDUSTRIES, INC.	70,413	103,024
99,000	TOSHIBA CORP.(b)	358,134	519,454
18,000	TOSOH CORP.	52,662	45,519
6,000	TOTO LTD.	30,029	37,565
1,800	TOYO SEIKAN KAISHA LTD.	24,940	34,630
1,000	TOYO SUISAN KAISHA LTD.	23,262	27,071
2,500	TOYOTA INDUSTRIES CORP.	57,171	68,651
56,200	TOYOTA MOTOR CORP.	1,959,992	2,235,094
5,500	TOYOTA TSUSHO CORP.	69,059	82,961
2,500	TREND MICRO, INC.	74,501	93,299
1,700	TSUMURA & CO.	50,505	61,360
8,000	UBE INDUSTRIES LTD.	13,963	21,033
700	UNICHARM CORP.	42,706	66,440
5,000	UNY CO. LTD.	38,051	37,431
1,000	USHIO, INC.	14,106	17,434
130	USS CO. LTD.	5,696	7,748
101	WEST JAPAN RAILWAY CO.	327,131	382,553
236	YAHOO! JAPAN CORP.	62,283	80,187
2,500	YAKULT HONSHA CO. LTD.	42,793	66,702
1,270	YAMADA DENKI CO. LTD.	52,100	86,020
6,000	YAMAGUCHI FINANCIAL GROUP, INC.	69,230	62,229
18,400	YAMAHA MOTOR CO. LTD.	167,312	226,912
9,000	YAMATO HOLDINGS CO. LTD.	96,669	147,886
13,000	YAMAZAKI BAKING CO. LTD.	144,946	176,104
		40,414,695	47,999,149	17.81%
Kazakhstan:
6,700	KAZMUNAIGAS EXPLORATION PRODUCTION GDR	136,347	149,511
		136,347	149,511	0.06%
Luxembourg:
3,300	TENARIS S.A. ADR	117,613	117,546
		117,613	117,546	0.04%
Macau:
700	WYNN MACAU LTD.(b)	920	910
		920	910	0.00%
Mexico:
7,200	DESARROLLADORA HOMEX S.A.B. DE C.V. ADR(b)	219,677	272,016
9,300	FOMENTO ECONOMICO MEXICANO SAB DE C.V. ADR	288,732	353,865
62,642	GRUPO MODELO S.A.B. DE C.V., SERIES C(b)	216,703	234,765
		725,112	860,646	0.32%
Netherlands:
63,835	AEGON N.V.(b)	366,253	541,888
7,474	AKZO NOBEL N.V.	362,401	463,021
13,648	ARCELORMITTAL	291,140	510,279
5,963	ASML HOLDING N.V.	107,018	175,392
1,079	CORIO N.V.	43,024	74,416
6,423	EUROPEAN AERONAUTIC DEFENCE & SPACE CO. N.V.	81,439	144,229
347	FUGRO N.V. - CVA	9,792	20,040

52	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2009

Shares	Security	Cost	Market value (a)	Percent of net assets
Netherlands (Cont’d):
1,187	HEINEKEN HOLDING N.V.	$29,352	48,419
3,004	HEINEKEN N.V.	84,487	138,493
6,000	IMTECH N.V.	88,895	152,993
30,313	ING GROEP N.V. - CVA(b)	202,532	541,174
15,811	KONINKLIJKE AHOLD N.V.	177,973	190,186
1,387	KONINKLIJKE DSM N.V.	35,669	57,947
44,874	KONINKLIJKE KPN N.V.	586,880	744,328
18,384	KONINKLIJKE PHILIPS ELECTRONICS N.V.	321,594	447,653
2,100	NUTRECO HOLDING N.V.	100,913	102,148
2,977	QIAGEN N.V.(b)	47,317	63,168
5,273	RANDSTAD HOLDING N.V.(b)	115,434	227,745
7,654	REED ELSEVIER N.V.	82,220	86,356
24,383	ROYAL DUTCH SHELL PLC, CLASS A
	(AMSTERDAM EXCHANGE)	659,825	697,560
53,689	ROYAL DUTCH SHELL PLC, CLASS A
	(LONDON EXCHANGE)	1,235,729	1,530,081
38,993	ROYAL DUTCH SHELL PLC, CLASS B
	(LONDON EXCHANGE)	872,356	1,081,816
6,056	SBM OFFSHORE N.V.	85,999	128,765
2,181	SNS REAAL N.V.(b)	6,124	17,579
8,454	TNT N.V.	150,536	226,887
28,402	UNILEVER N.V. - CVA	579,364	818,564
31,841	WOLTERS KLUWER N.V.	555,846	680,047
		7,280,112	9,911,174	3.68%
New Zealand:
94,900	AIR NEW ZEALAND LTD.	65,801	82,924
7,139	CONTACT ENERGY LTD.(b)	21,310	29,695
14,246	FLETCHER BUILDING LTD.	48,135	85,903
25,416	TELECOM CORP. OF NEW ZEALAND LTD.	36,442	48,822
		171,688	247,344	0.09%
Norway:
9,200	DNB NOR ASA(b)	37,422	106,554
16,500	NORSK HYDRO ASA(b)	64,864	109,805
38,000	ORKLA ASA	320,191	358,208
7,000	RENEWABLE ENERGY CORP. A/S(b)	52,028	61,441
6,600	SEADRILL LTD.(b)	70,381	137,799
25,448	STATOILHYDRO ASA	481,331	572,291
15,000	STOREBRAND ASA(b)	52,704	91,539
10,900	TELENOR ASA(b)	62,904	126,243
2,500	YARA INTERNATIONAL ASA	58,115	78,684
		1,199,940	1,642,564	0.61%
Papua New Guinea:
59,600	LIHIR GOLD LTD.(b)	145,957	147,210
		145,957	147,210	0.05%
Portugal:
168,000	BANCO COMERCIAL PORTUGUES S.A. (REGISTERED)	192,646	248,547
20,486	BANCO ESPIRITO SANTO S.A. (REGISTERED)	108,226	145,394
3,480	BRISA AUTO-ESTRADAS DE PORTUGAL S.A.	21,107	34,272
8,464	CIMPOR CIMENTOS DE PORTUGAL SGPS S.A.	39,214	69,918
10,721	ENERGIAS DE PORTUGAL S.A.	35,902	49,105
2,881	GALP ENERGIA SGPS S.A., CLASS B	35,487	49,832
6,408	JERONIMO MARTINS SGPS S.A.	30,015	56,122
7,384	PORTUGAL TELECOM, SGPS, S.A. (REGISTERED)	57,187	78,177
13,670	REN - REDES ENERGETICAS NACIONAIS S.A.	58,509	59,952
21,000	SONAECOM - SGPS S.A.(b)	61,246	62,659
1,430	ZON MULTIMEDIA SERVICOS DE TELECOMUNICACOES E
	MULTIMEDIA SGPS S.A.	7,522	9,697
		647,061	863,675	0.32%
Russia:
6,300	LUKOIL ADR (OTC EXCHANGE)	304,818	345,555
10,000	TMK OAO GDR (REGISTERED)	113,710	156,450
		418,528	502,005	0.19%
Singapore:
10,000	ARA ASSET MANAGEMENT LTD.	5,557	5,750

53	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2009

Shares	Security	Cost	Market value (a)	Percent of net assets
Singapore (Cont’d):
49,500	CAPITALAND LTD.	$85,171	130,720
62,000	CAPITAMALL TRUST	54,263	81,425
5,000	CITY DEVELOPMENTS LTD.	14,259	36,631
87,500	DBS GROUP HOLDINGS LTD.	652,003	824,898
27,000	FRASER AND NEAVE LTD.	43,196	76,094
20,000	HI-P INTERNATIONAL LTD.	9,233	10,152
13,000	JARDINE CYCLE & CARRIAGE LTD.	131,351	224,256
95,200	KEPPEL CORP. LTD.	437,381	547,414
28,000	OLAM INTERNATIONAL LTD.	32,014	49,693
44,000	OVERSEA-CHINESE BANKING CORP.	141,236	245,198
67,000	SEMBCORP INDUSTRIES LTD.	139,890	161,238
22,000	SEMBCORP MARINE LTD.	32,803	49,664
24,000	SIA ENGINEERING CO. LTD.	38,438	43,786
12,000	SINGAPORE AIRLINES LTD.	70,334	117,388
6,000	SINGAPORE AIRPORT TERMINAL SERVICES LTD.	9,257	9,626
19,000	SINGAPORE EXCHANGE LTD.	76,549	113,569
25,000	SINGAPORE PRESS HOLDINGS LTD.	41,026	68,505
112,000	SINGAPORE TELECOMMUNICATIONS LTD.	184,276	258,402
25,000	UNITED OVERSEAS BANK LTD.	160,579	297,801
33,000	UOB-KAY HIAN HOLDINGS LTD.	21,774	35,374
43,000	UOL GROUP LTD.	98,008	105,008
13,000	WILMAR INTERNATIONAL LTD.	29,032	58,325
		2,507,630	3,550,917	1.32%
South Africa:
10,000	MTN GROUP LTD.	154,929	162,576
		154,929	162,576	0.06%
South Korea:
5,680	DAEWOO SHIPBUILDING & MARINE ENGINEERING
	CO. LTD.	91,902	82,916
3,900	DAISHIN SECURITIES CO. LTD.	49,482	53,622
1,360	DOOSAN CORP.	97,789	102,729
3,530	DOOSAN ENGINEERING & CONSTRUCTION CO. LTD.	18,146	22,110
4,860	GS HOLDINGS CORP.	115,158	134,673
6,220	HANA FINANCIAL GROUP, INC.	150,623	214,328
560	HYUNDAI MIPO DOCKYARD	55,302	59,173
860	HYUNDAI MOBIS	75,091	120,798
1,085	HYUNDAI STEEL CO.	74,669	70,169
30	KCC CORP.	8,652	9,013
1,030	KOREA ZINC CO. LTD.	112,467	153,418
560	KT&G CORP.	32,296	33,935
620	LG CHEM LTD.	66,232	115,239
1,390	LG DACOM CORP.	18,791	23,594
1,100	LG ELECTRONICS, INC.	100,585	117,165
13,970	LG TELECOM LTD.	93,163	100,899
303	LOTTE CHILSUNG BEVERAGE CO. LTD.	195,748	207,015
690	LOTTE SHOPPING CO. LTD.	147,769	185,933
140	NHN CORP.(b)	18,946	20,615
320	PACIFIC CORP.	27,999	42,504
267	SAMSUNG C&T CORP.	11,298	12,327
190	SAMSUNG FIRE & MARINE INSURANCE CO. LTD.	28,796	38,863
1,100	SAMSUNG SDI CO. LTD.	105,639	139,105
30	SHINSEGAE CO. LTD.	11,671	15,150
910	SK CHEMICALS CO. LTD.	47,721	50,742
330	SK GAS CO. LTD.	13,734	15,208
27,562	SK TELECOM CO. LTD. ADR	429,982	480,957
9,560	WOORI INVESTMENT & SECURITIES CO. LTD.	127,415	135,905
2,864	YOUNGONE CORP.(b)	19,141	18,012
716	YOUNGONE HOLDINGS CO. LTD.	11,688	13,764
		2,357,895	2,789,881	1.04%
Spain:
3,888	ABERTIS INFRAESTRUCTURAS S.A.	61,599	88,244
346	ACCIONA S.A.	36,569	47,088
5,493	ACERINOX S.A.	68,398	118,081
2,447	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	105,135	127,620
56,329	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	484,462	999,864
63,249	BANCO DE SABADELL S.A.	427,243	467,867
1,518	BANCO DE VALENCIA S.A.	11,083	14,239

54	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2009

Shares	Security	Cost	Market value (a)	Percent of net assets
Spain (Cont’d):
11,714	BANCO POPULAR ESPANOL S.A.	$65,229	117,420
181,053	BANCO SANTANDER S.A.	1,657,473	2,914,381
4,644	BANKINTER S.A.	47,289	58,614
13,409	CINTRA CONCESIONES DE INFRAESTRUCTURAS DE
	TRANSPORTE S.A.	63,849	156,093
150	CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES S.A.	65,457	76,387
15,374	CRITERIA CAIXACORP S.A.	47,978	78,966
5,333	EDP RENOVAVEIS S.A.(b)	49,408	58,647
2,531	ENAGAS	38,143	52,889
4,723	FOMENTO DE CONSTRUCCIONES Y CONTRATAS S.A.	176,603	221,165
2,763	GAMESA CORP. TECNOLOGICA S.A.	35,059	61,902
4,262	GAS NATURAL SDG S.A.	52,029	94,176
2,222	GRIFOLS S.A.	33,845	42,319
669	GRUPO FERROVIAL S.A.	15,298	32,003
13,908	IBERDROLA RENOVABLES S.A.	53,405	68,384
52,737	IBERDROLA S.A.	387,105	517,443
4,941	INDITEX S.A.	202,632	283,504
630	INDRA SISTEMAS S.A.	12,890	15,709
48,886	MAPFRE S.A.	141,022	218,689
637	OBRASCON HUARTE LAIN S.A.	16,853	17,753
2,111	RED ELECTRICA CORP. S.A.	88,270	108,027
11,060	REPSOL YPF S.A.	198,814	300,872
81,459	TELEFONICA S.A.	1,670,202	2,247,572
981	ZARDOYA OTIS S.A.	15,577	21,289
		6,328,919	9,627,207	3.57%
Sweden:
4,550	ALFA LAVAL AB	35,782	53,389
15,167	ASSA ABLOY AB, CLASS B	192,589	246,498
9,200	ATLAS COPCO AB, CLASS A	72,813	118,508
4,000	ATLAS COPCO AB, CLASS B	31,058	45,615
12,664	BOLIDEN AB	102,696	136,062
10,500	ELECTROLUX AB, CLASS B(b)	165,963	240,233
3,200	GETINGE AB, CLASS B	37,616	53,706
6,800	HENNES & MAURITZ AB, CLASS B	274,862	381,878
400	HOLMEN AB, CLASS B	8,156	11,017
17,500	HUSQVARNA AB, CLASS B(b)	64,201	121,497
11,800	INVESTOR AB, CLASS B	161,782	215,389
18,000	MEDA AB, CLASS A	167,364	161,375
1,600	MILLICOM INTERNATIONAL CELLULAR S.A.(b)	87,461	116,821
200	MODERN TIMES GROUP AB, CLASS B	3,437	8,650
1,659	NCC AB CLASS B	15,289	25,285
47,400	NORDEA BANK AB	283,202	477,308
13,973	SANDVIK AB	86,678	154,335
7,800	SCANIA AB, CLASS B	65,585	96,782
20,200	SECURITAS AB, CLASS B	164,879	195,007
27,400	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A(b)	106,194	184,728
9,800	SKANSKA AB, CLASS B	103,314	143,809
13,800	SKF AB, CLASS B	141,836	216,759
5,400	SSAB AB, CLASS A	48,129	83,657
37,600	SVENSKA CELLULOSA AB, CLASS B	350,692	509,686
6,900	SVENSKA HANDELSBANKEN AB, CLASS A	116,989	176,178
18,300	SWEDBANK AB, CLASS A(b)	58,744	174,565
6,600	SWEDISH MATCH AB	95,099	132,543
21,900	TELE2 AB, CLASS B	279,022	290,582
45,000	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	406,347	451,850
30,500	TELIASONERA AB	151,188	200,377
5,800	VOLVO AB, CLASS A	29,472	51,999
9,500	VOLVO AB, CLASS B	49,520	87,896
		3,957,959	5,563,984	2.06%
Switzerland:
41,343	ABB LTD. (REGISTERED)(b)	579,344	829,816
17,000	ABB LTD. ADR(b)	282,273	340,680
1,591	ACTELION LTD. (REGISTERED)(b)	73,405	98,795
23,921	ADECCO S.A. (REGISTERED)	1,009,204	1,271,883
2,727	ARYZTA A.G.(b)	68,593	110,523
3,348	BALOISE HOLDING A.G. (REGISTERED)	241,316	319,843
295	BANQUE CANTONALE VAUDOISE (REGISTERED)	87,690	121,553

55	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2009

Shares	Security	Cost	Market value (a)	Percent of net assets
Switzerland (Cont’d):
148	BKW FMB ENERGIE A.G.	$11,039	12,839
8,185	COMPAGNIE FINANCIERE RICHEMONT S.A., CLASS A	130,638	231,263
18,108	CREDIT SUISSE GROUP A.G. (REGISTERED)	547,506	1,004,742
3,082	EFG INTERNATIONAL A.G. (REGISTERED)	32,625	55,466
366	FLUGHAFEN ZUERICH A.G.	98,435	106,661
953	GEBERIT A.G. (REGISTERED)	83,492	146,404
1,708	GIVAUDAN S.A. (REGISTERED)	1,052,938	1,280,635
420	HELVETIA HOLDING A.G.	131,688	141,041
3,916	HOLCIM LTD. (REGISTERED)(b)	168,212	268,676
3,728	JULIUS BAER HOLDING A.G.	101,597	186,167
967	KUEHNE & NAGEL INTERNATIONAL A.G. (REGISTERED)	57,750	84,028
40	LINDT & SPRUENGLI A.G.	57,570	97,115
1	LINDT & SPRUENGLI A.G. (REGISTERED)	17,927	27,753
6,301	LOGITECH INTERNATIONAL S.A. (REGISTERED)(b)	70,452	114,857
471	LONZA GROUP A.G. (REGISTERED)	47,310	51,359
86,689	NESTLE S.A. (REGISTERED)	3,004,704	3,694,107
2,629	NOBEL BIOCARE HOLDINGS A.G. (REGISTERED)	45,806	87,016
83,080	NOVARTIS A.G. (REGISTERED)	3,347,074	4,156,824
13,252	PANALPINA WELTTRANSPORT HOLDING A.G.
	(REGISTERED)	989,264	1,094,641
16,796	PARGESA HOLDING S.A.	1,124,191	1,450,592
2,800	PSP SWISS PROPERTY A.G. (REGISTERED)(b)	108,194	162,116
13,994	ROCHE HOLDING A.G. (GENUSSCHEIN)	1,825,813	2,261,898
755	SCHINDLER HOLDING A.G.	34,888	51,764
121	SGS S.A. (REGISTERED)	130,564	162,883
648	SONOVA HOLDING A.G. (REGISTERED)	35,616	65,344
302	STATE GALLER KANTONALBANK (REGISTERED)	100,372	137,916
32,678	STMICROELECTRONICS N.V.	179,389	307,909
257	STRAUMANN HOLDING A.G. (REGISTERED)	41,380	66,526
1,872	SULZER A.G. (REGISTERED)	96,613	161,676
475	SWATCH GROUP (THE) A.G. (BEARER)	59,791	111,887
2,391	SWATCH GROUP (THE) A.G. (REGISTERED)	61,462	108,672
2,654	SWISS LIFE HOLDING (REGISTERED)(b)	201,157	313,984
6,101	SWISS REINSURANCE CO. LTD. (REGISTERED)	120,654	275,409
196	SWISSCOM A.G. (REGISTERED)	51,472	70,122
1,549	SYNGENTA A.G. (REGISTERED)	322,477	355,899
1,639	TAMEDIA A.G. (REGISTERED)	93,821	124,946
49,515	TYCO ELECTRONICS LTD.	961,917	1,103,194
311	VONTOBEL HOLDING A.G. (REGISTERED)	8,146	10,384
32,967	XSTRATA PLC(b)	249,475	486,030
2,897	ZURICH FINANCIAL SERVICES A.G. (REGISTERED)	473,506	689,099
		18,618,750	24,412,937	9.06%
Taiwan:
32,000	UNITED MICROELECTRONICS CORP. ADR(b)	115,133	121,600
		115,133	121,600	0.05%
Turkey:
24,900	TURKCELL ILETISIM HIZMET AS ADR	351,025	444,963
		351,025	444,963	0.17%
United Kingdom:
52,662	3I GROUP PLC	232,331	242,890
2,834	ADMIRAL GROUP PLC	35,119	52,402
60,000	AEGIS GROUP PLC	66,259	107,396
4,578	AMEC PLC	34,931	55,238
19,418	ANGLO AMERICAN PLC(b)	352,834	618,329
11,700	ANGLO AMERICAN PLC ADR(b)	164,426	185,796
4,811	ANTOFAGASTA PLC	33,978	58,395
17,000	ARRIVA PLC	133,099	135,978
13,399	ASSOCIATED BRITISH FOODS PLC	121,070	181,373
21,276	ASTRAZENECA PLC	721,742	953,591
7,700	ASTRAZENECA PLC ADR	341,393	346,115
2,131	AUTONOMY CORP. PLC(b)	36,969	55,478
66,007	AVIVA PLC	271,809	472,696
69,386	BAE SYSTEMS PLC	363,354	387,225
41,542	BALFOUR BEATTY PLC	211,586	213,776
257,676	BARCLAYS PLC(b)	927,708	1,523,573
22,303	BARRATT DEVELOPMENTS PLC(b)	64,624	87,469

56	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2009

Shares	Security	Cost	Market value (a)	Percent of net assets
United Kingdom (Cont’d):
6,300	BELLWAY PLC	$71,836	83,617
2,190	BERKELEY GROUP HOLDINGS PLC(b)	30,092	31,009
50,697	BG GROUP PLC	790,328	880,701
33,136	BHP BILLITON PLC	673,031	904,624
287,003	BP PLC	1,949,603	2,536,233
57,994	BRITISH AMERICAN TOBACCO PLC	1,497,265	1,819,366
11,630	BRITISH LAND CO. PLC	61,579	88,323
17,468	BRITISH SKY BROADCASTING GROUP PLC	116,486	159,542
12,000	BRITVIC PLC	67,849	67,602
132,209	BT GROUP PLC	159,974	274,571
5,069	BUNZL PLC	39,524	51,401
8,202	BURBERRY GROUP PLC	40,548	65,999
43,666	CABLE & WIRELESS PLC	93,422	100,141
51,566	CADBURY PLC	441,026	661,753
2,719	CAIRN ENERGY PLC(b)	85,568	121,105
16,980	CAPITA GROUP (THE) PLC	162,367	196,061
29,243	CARILLION PLC	118,763	128,707
4,873	CARNIVAL PLC	123,531	166,035
31,565	CARPETRIGHT PLC	328,759	403,816
82,257	CENTRICA PLC	290,637	330,750
7,709	CLOSE BROTHERS GROUP PLC	72,265	98,068
11,669	COBHAM PLC	30,337	40,822
171,426	COMPASS GROUP PLC	888,676	1,047,364
45,000	COOKSON GROUP PLC(b)	274,831	295,649
12,000	DAVIS SERVICE GROUP PLC	75,322	76,922
28,058	DEBENHAMS PLC	39,761	34,057
2,400	DERWENT LONDON PLC	33,709	46,794
122,740	DIAGEO PLC	1,663,258	1,883,103
99,000	DIMENSION DATA HOLDINGS PLC	92,442	99,914
90,000	DSG INTERNATIONAL PLC(b)	44,484	38,475
17,000	EASYJET PLC(b)	68,995	103,023
28,000	ENTERPRISE INNS PLC	59,817	55,711
2,760	EURASIAN NATURAL RESOURCES CORP.	15,790	38,661
3,153	F&C ASSET MANAGEMENT PLC	29,436	3,905
42,094	FIRSTGROUP PLC	220,675	278,306
31,533	FRIENDS PROVIDENT GROUP PLC	3,034	41,928
25,699	G4S PLC	80,054	90,602
96,645	GLAXOSMITHKLINE PLC	1,494,501	1,899,385
9,000	GLAXOSMITHKLINE PLC ADR	328,707	355,590
17,505	HAMMERSON PLC	69,535	110,308
36,031	HAYS PLC	49,874	59,886
123,760	HOME RETAIL GROUP PLC	535,636	537,782
307,569	HSBC HOLDINGS PLC	2,099,554	3,518,448
12,114	ICAP PLC	51,874	81,835
11,465	IMI PLC	43,254	82,013
18,809	IMPERIAL TOBACCO GROUP PLC	441,612	543,477
6,290	INTERCONTINENTAL HOTELS GROUP PLC	49,219	81,675
20,434	INTERNATIONAL POWER PLC	61,912	94,377
12,127	INVENSYS PLC	29,802	56,417
28,449	INVESTEC PLC	98,377	208,233
98,470	ITV PLC	52,339	69,510
2,494	JOHNSON MATTHEY PLC	35,938	55,323
4,109	KAZAKHMYS PLC(b)	31,447	70,527
16,000	KESA ELECTRICALS PLC	38,037	36,693
89,414	KINGFISHER PLC	268,279	304,227
8,091	LADBROKES PLC	21,147	24,232
56,514	LANCASHIRE HOLDINGS LTD.	433,900	461,523
10,374	LAND SECURITIES GROUP PLC	61,356	103,620
279,819	LEGAL & GENERAL GROUP PLC	304,303	392,635
6,025	LIBERTY INTERNATIONAL PLC	30,406	46,218
245,196	LLOYDS BANKING GROUP PLC(b)	209,192	406,358
100,000	LOGICA PLC	199,491	207,919
15,627	LONDON STOCK EXCHANGE GROUP PLC	182,319	213,780
1,021	LONMIN PLC(b)	17,874	27,315
33,399	MAN GROUP PLC	106,502	176,783
65,083	MARKS & SPENCER GROUP PLC	330,904	376,628
55,840	MEGGITT PLC	173,197	208,020
10,000	MILLENNIUM & COPTHORNE HOTELS PLC	62,797	59,451

57	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2009

Shares	Security	Cost	Market value (a)	Percent of net assets
United Kingdom (Cont’d):
30,000	MONDI PLC	$68,373	148,100
88,637	NATIONAL GRID PLC	780,617	855,596
9,648	NEXT PLC	201,495	276,307
303,969	OLD MUTUAL PLC	400,201	485,787
26,911	PEARSON PLC	279,878	331,590
3,682	PERSIMMON PLC(b)	23,950	26,856
32,678	PRUDENTIAL PLC	146,564	314,129
1,219	RANDGOLD RESOURCES LTD.	81,042	85,251
8,289	RECKITT BENCKISER GROUP PLC	310,166	405,095
13,105	REED ELSEVIER PLC	95,293	98,079
8,908	REXAM PLC	37,583	37,157
22,251	RIO TINTO PLC	635,826	948,929
1,400	RIO TINTO PLC ADR	214,335	238,406
27,303	ROLLS-ROYCE GROUP PLC(b)	117,170	205,430
248,250	ROYAL BANK OF SCOTLAND GROUP PLC(b)	114,766	210,074
148,053	RSA INSURANCE GROUP PLC	287,111	316,585
13,128	SABMILLER PLC	190,619	316,595
64,398	SAGE GROUP (THE) PLC	157,693	240,209
29,306	SAINSBURY (J.) PLC	141,007	152,215
77,514	SAVILLS PLC	379,302	412,021
3,966	SCHRODERS PLC	45,826	69,277
11,992	SCOTTISH & SOUTHERN ENERGY PLC	191,679	224,805
10,277	SEGRO PLC	36,889	60,359
7,999	SERCO GROUP PLC	42,799	64,557
4,954	SEVERN TRENT PLC	76,220	76,837
57,289	SIGNET JEWELERS LTD.(b)	1,151,223	1,508,419
14,044	SMITH & NEPHEW PLC	98,628	125,801
2,453	SMITHS GROUP PLC	28,519	34,831
28,278	STANDARD CHARTERED PLC	374,284	696,867
31,857	STANDARD LIFE PLC	83,454	111,498
30,041	TATE & LYLE PLC	135,692	202,986
117,017	TESCO PLC	568,842	747,294
36,000	THOMAS COOK GROUP PLC	128,943	133,650
29,601	TOMKINS PLC	60,601	89,221
8,709	TRAVIS PERKINS PLC(b)	74,523	115,939
9,072	TUI TRAVEL PLC	30,186	36,913
12,717	TULLOW OIL PLC	150,979	229,251
30,525	UNILEVER PLC	650,692	867,370
41,948	UNILEVER PLC ADR	1,032,698	1,203,069
2,333	UNITED BUSINESS MEDIA LTD.	13,794	17,438
8,787	UNITED UTILITIES GROUP PLC	62,187	64,120
2,343	VEDANTA RESOURCES PLC	35,450	71,220
20,151	VITEC GROUP (THE) PLC	95,800	117,546
937,541	VODAFONE GROUP PLC	1,689,658	2,100,282
994	WHITBREAD PLC	10,069	19,317
42,339	WM MORRISON SUPERMARKETS PLC	156,009	187,632
4,513	WOLSELEY PLC(b)	70,476	108,691
23,432	WPP PLC	141,019	201,095
		34,761,721	45,483,264	16.88%
United States:
22,875	ARCH CAPITAL GROUP LTD.(b)	1,363,432	1,544,978
10,800	CENTRAL EUROPEAN DISTRIBUTION CORP.(b)	320,764	353,808
6,080	GERDAU AMERISTEEL CORP.	19,730	48,154
1,676	THOMSON REUTERS CORP.	36,183	56,296
5,729	THOMSON REUTERS CORP.	151,051	192,323
		1,891,160	2,195,559	0.82%

58	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2009

Shares	Security	Cost	Market value (a)	Percent of net assets
Preferred Stocks:
Brazil:
12,800	PETROLEO BRASILEIRO S.A. ADR	$415,778	503,168
16,600	VALE S.A. ADR	282,397	340,466
		698,175	843,634	0.31%
Germany:
1,114	FRESENIUS S.E.	51,175	65,191
2,360	HENKEL A.G. & CO. KGAA	60,940	101,602
1,391	PORSCHE AUTOMOBIL HOLDING S.E.	75,417	109,409
861	RWE A.G.	54,598	70,897
1,869	VOLKSWAGEN A.G.	107,218	217,679
		349,348	564,778	0.21%
Rights:
707	HEIDELBERGCEMENT A.G.(b)	-	3,776
5,266	SIGMA PHARMACEUTICALS LTD.	-	-
18,300	SWEDBANK AB(b)	-	36,094
9,700	WIENERBERGER A.G.(b)	-	19,163
		-	59,033	0.02%
Warrants:
13,691	MEDIOBANCA SPA(b)	-	973
11,384	UNIONE DI BANCHE ITALIANE SCPA, EXP. 6/30/11, STRIKE 12.30 EURO(b)	-	1,376
		-	2,349	0.00%
	Grand total(c)	$198,395,181	262,696,601	97.47%

Notes to investment in securities:

(a)

Investments in U.S. and foreign securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Currently non-income producing assets.
(c)

At September 30, 2009, the cost for Federal income tax purposes was $198,395,181. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$65,298,326
Gross unrealized depreciation	(996,906)
Net unrealized appreciation	$64,301,420

At September 30, 2009, the industry sectors for the Clearwater International Fund were:

Industry Sector	Percent of Investments
Consumer Discretionary	11.99%
Consumer Staples	9.84
Energy	8.29
Financials	24.74
Health Care	7.86
Industrials	12.46
Information Technology	5.94
Materials	9.66
Telecommunication Services	4.70
Utilities	4.52
100.00%

59	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2009

At September 30, 2009, the Clearwater International Fund’s investments were denominated in the following currencies:

Concentration by Currency	Percent of Investments
Euro	28.33%
Japanese Yen	18.27
British Pound	17.87
U.S. Dollar	11.43
Swiss Franc	8.44
Australian Dollar	5.97
All other currencies less than 5%	9.69
100.00%

At September 30, 2009, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:

Contracts To Deliver Currency	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Loss
Australian Dollar	3,413	United States Dollar	2,963	10/1/09	(48)
British Pound	11,908	United States Dollar	19,255	10/1/09	223
South Korean Won	178,767,926	United States Dollar	151,267	10/1/09	(456)
United States Dollar	192,477	British Pound	121,093	10/1/09	1,047
Unites States Dollar	296,090	Euro	202,167	10/1/09	(249)
United States Dollar	273,363	Japanese Yen	24,403,997	10/1/09	(1,499)
United States Dollar	21,171	Singapore Dollar	30,000	10/1/09	125
United States Dollar	231,186	Swiss Franc	237,891	10/1/09	(1,628)
Australian Dollar	193,836	United States Dollar	170,632	10/2/09	(357)
British Pound	102,213	Swedish Krona	1,147,000	10/2/09	1,180
British Pound	16,577	United States Dollar	26,440	10/2/09	(52)
Euro	170,585	Norwegian Krone	1,444,000	10/2/09	364
Japanese Yen	38,824,000	United States Dollar	433,352	10/2/09	847
United States Dollar	318,600	British Pound	199,975	10/2/09	989
United States Dollar	209,101	Canadian Dollar	227,000	10/2/09	2,918
United States Dollar	1,274,400	Euro	875,395	10/2/09	6,609
United States Dollar	17,557	Japanese Yen	1,576,968	10/5/09	12
United States Dollar	61,694	Canadian Dollar	66,000	10/6/09	(49)
United States Dollar	443,857	Japanese Yen	39,845,000	10/6/09	41
United States Dollar	920	Hong Kong Dollar	7,127	10/9/09	-
					$10,017

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater International Fund (unaudited)
September 30, 2009

Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or qouted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities at cost as cost was deemed to be an accurate representation of fair value. The Fund valued certain securities using a quote from a third party provider.

Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Funds use independent pricing services approved by the Board of Trustees to value their estimates. When prices are not readily available, or are deteremined not to reflect fair value, the Funds may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s assets carried at fair value:

Investment Type	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Assets

Common Stocks
Consumer Discretionary	$31,181,824	$—	$910	$31,182,734
Consumer Staple	25,743,462	—	—	25,743,462
Energy	21,781,267	—	—	21,781,267
Financials	64,950,343	—	—	64,950,343
Health Care	20,594,342	—	—	20,594,342
Industrials	32,699,869	—	—	32,699,869
Information Technology	15,604,209	—	—	15,604,209
Materials	25,036,873	—	—	25,036,873
Telecommunication Services	12,344,939	—	—	12,344,939
Utilities	11,791,937	—	—	11,791,937
Total Common Stock	261,729,065	—	910	261,729,975

Preferred Stocks
Consumer Discretionary	327,088	—	—	327,088
Consumer Staples	101,602	—	—	101,602
Health Care	65,191	—	—	65,191
Materials	340,466	—	—	340,466
Utilities	70,897	—	—	70,897
Total Preferred Stock	905,244	—	—	905,244

Rights
Financials	36,094	—	—	36,094
Industrials	—	—	19,163	19,163
Materials	3,776	—	—	3,776
Total Rights	39,870	—	19,163	59,033

Warrants
Financials	1,376	—	973	2,349
Total Warrants	1,376	—	973	2,349

Total Assets	$262,675,555	$—	$21,046	$262,696,601

Other Financial Instruments *	$—	$10,017	$—	$10,017

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater International Fund (unaudited)
September 30, 2009

* Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 6/30/09 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 9/30/09 (000S)

Common Stock	$-	$-	$(10)	$920	$-	$910
Rights
Consumer Staples	141	-	(141)	-	-	-
Industrials	-	-	19,163	-	-	19,163
Warrants	-	-	973	-	-	973
Total	$141	$-	$19,985	$920	$-	$21,046

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d)under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CLEARWATER INVESTMENT TRUST

By: (Signature and Title)*	/s/George H. Weyerhaeuser, Jr. George H. Weyerhaeuser, Jr. Chief Executive Officer and Treasurer

Date: November 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)*	/s/George H. Weyerhaeuser, Jr. George H. Weyerhaeuser, Jr. Chief Executive Officer

Date: November 16, 2009

By: (Signature and Title)*	/s/George H. Weyerhaeuser, Jr. George H. Weyerhaeuser, Jr. Treasurer

Date: November 16, 2009

*Print the name and title of each signing officer under his or her signature.